                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                     Date of fiscal year end: July 31, 2003
-------------------------------------------------------------------------------

                   Date of reporting period: January 31, 2004
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 1/31/04

MFS(R) GOVERNMENT MORTGAGE FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
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NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) GOVERNMENT MORTGAGE FUND

The fund seeks a high level of current income and, secondarily, seeks to protect shareholders' capital.

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To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit mfs.com.

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TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           3
----------------------------------------------------
MANAGEMENT REVIEW                                  4
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     21
----------------------------------------------------
TRUSTEES AND OFFICERS                             29
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       31
----------------------------------------------------
CONTACT INFORMATION                               32
----------------------------------------------------
ASSET ALLOCATION                                  33

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

[Photo of Robert J. Manning]

Dear Shareholders,

As the firm's new Chief Executive Officer, I want to assure you that the responsibility of managing other people's money is one that we have taken very seriously for 80 years. I want to thank you for your continued trust in MFS(R) and tell you about the series of actions we are undertaking since our recent settlement with regulators to set a new standard in the industry for corporate governance, compliance, and serving shareholder interests.

As you may know, in early February MFS reached agreement with federal and state regulators to settle their administrative proceedings against MFS in connection with market timing and related issues. We regret the concerns raised by the proceedings for our clients and are pleased to have reached a settlement that will fully reimburse fund shareholders for any harm that occurred.

As part of our ongoing efforts to earn and maintain your trust, we have put our policies and practices under an intensive internal review. We have enhanced our management team and strengthened controls around market timing and excessive trading. At the same time, we have taken a series of actions to strengthen the management and governance structure of the funds and tighten our business practices. We will be communicating more about these actions in the coming weeks, but I'd like to highlight the recent management changes.

In early February, Robert Pozen joined MFS as non-executive Chairman.
Bob, a seasoned veteran of the mutual fund industry, has held prior positions as president of Fidelity Management & Research Company, Associate General Counsel of the Securities and Exchange Commission, and a visiting professor at Harvard Law School. He authored the industry's bible, The Mutual
Fund Business.

In an effort to develop and implement policies that set new standards in fund governance, regulatory compliance, and shareholder protection, MFS has hired two new senior executives. Jeffrey Carp is joining us as General Counsel with responsibility for all of our legal affairs. Previously he was a senior partner with the law firm of Hale and Dorr LLP, and he brings more than 22 years of experience in mutual fund, securities, and corporate law. Also joining MFS in the new position of Chief Regulatory Officer is Maria Dwyer, who is returning to the firm after eight years as a senior executive at Fidelity. At MFS, Maria will be in charge of compliance, internal audit, and fund treasury. Both Jeffrey and Maria join our Management Committee, the firm's highest executive body.

As Chief Investment Officer, my focus is on ensuring that our portfolio teams continue to work together and tap into all the resources available to them to help deliver the best possible investment performance.

By strengthening our business and governance practices we believe we have an unprecedented opportunity to set a new standard in the mutual fund industry. As the inventor of the open-end mutual fund in America in 1924, MFS has a tradition and culture of innovation. We believe that it is time for the industry to move beyond what is required by law in order to demonstrate that our first commitment is to our shareholders.

As I look ahead, I do so with confidence. The collaboration among teams of MFS employees, many of whom have worked at the firm for their entire careers, will continue as they remain singularly focused on dedication to our clients. It has been our sincere privilege to serve you, and we thank you for the confidence that you have shown in MFS.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer
    MFS Investment Management(R)

    February 27, 2004

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as non-executive Chairman. Also, on February 6, 2004, Robert J. Manning was appointed Chief Executive Officer, President, and Chief Investment Officer.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

In the weeks preceding the start of the six-month period beginning July 31, 2003, there was a dramatic sell-off in the fixed-income markets. This sell-off erased many of the gains investors had realized in the preceding year, but it also set the stage for a recovery that benefited fixed-income investors during the reporting period.

Interest rates generally declined during the period despite signs of an improvement in the global economy. This period of declining interest rates and rising bond prices can be attributed to low inflation and to a labor market that remained somewhat stagnant over the six-month period. Because of these conditions, the market behaved as if the U.S. Federal Reserve Bank would keep interest rates low and maintain a stance of economic stimulation.

The mortgage market in particular was buoyed during the period by historically low rates, near record levels of refinancing, and a boom in prepayments.

DETRACTORS FROM PERFORMANCE

The high level of mortgage prepayments detracted from the absolute performance of the portfolio. Prepayments occur when homeowners redeem their mortgages before maturity so that they can refinance at lower rates. Mortgage-backed security holders, such as the fund, must then reinvest the proceeds at lower prevailing rates. Prepayments weighed heavily on the fund during the period.

We adhered to our strategy of holding an 80% to 90% position in mortgages, rather than being 100% invested in mortgages, with the bulk of it in Government National Mortgage Association (Ginnie Mae) securities. This strategy detracted from performance, as mortgages generally outperformed U.S. Treasuries of comparable duration and short-term investments during the period. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

With interest rates at historically low levels and signs of stronger economic growth surfacing, we positioned the portfolio slightly short from a duration standpoint. (Duration is a measure of interest rate sensitivity). This position detracted from performance in what turned out to be an environment of declining rates.

CONTRIBUTORS TO PERFORMANCE

The portfolio had a slight allocation to conventional mortgages, which helped contribute to performance as these types of mortgages outperformed Ginnie Mae mortgages during the period. (We define conventional mortgages as those under the Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal National Mortgage Association (Fannie Mae) programs).

The conventional mortgage prepayment boom that marked the earlier months of 2003 began to slow down during the reporting period. Ginnie Mae prepayments, meanwhile, began to accelerate during the reporting period. Ginnie Mae prepayments had been slower early in the year because of generally lower loan balances. The faster rate of prepayments of Ginnie Mae mortgages made Ginnie Mae pools less attractive to own than conventional mortgages during the period. The portfolio benefited as a result of rising prices for conventional mortgages.

/s/ Joseph C. Flaherty, Jr.

    Joseph C. Flaherty, Jr.
    On behalf of the MFS Fixed Income Strategy Group

A team of MFS Fixed Income specialists - the MFS Fixed Income Strategy Group - is responsible for the overall management of the portfolio.

The opinions expressed in this report are those of the portfolio management team and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.
o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.
o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

-------------------------------------------------------------------------------

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PERFORMANCE SUMMARY THROUGH 1/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Past performance is no guarantee of future results. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

---------------------
Average annual
without sales charge
---------------------

                     Class
    Share          inception
    class            date         6-mo     1-yr     3-yr     5-yr     10-yr
----------------------------------------------------------------------------
      A            1/9/1986        --       1.36%    5.07%    5.32%    5.77%
----------------------------------------------------------------------------
      B            9/7/1993        --       0.61%    4.31%    4.55%    5.00%
----------------------------------------------------------------------------
      I            1/2/1997        --       1.93%    5.54%    5.77%    6.05%
----------------------------------------------------------------------------

---------------------
Average annual
---------------------

Comparative benchmarks
----------------------------------------------------------------------------
Average GNMA fund+                 3.32%    2.24%    5.53%    5.58%    6.05%
----------------------------------------------------------------------------
Lehman Brothers GNMA
Index#                             3.66%    3.10%    6.16%    6.46%    6.89%
----------------------------------------------------------------------------

---------------------
Average annual
with sales charge
---------------------

    Share
    class                         6-mo     1-yr     3-yr     5-yr     10-yr
----------------------------------------------------------------------------
      A                            --      -3.46%    3.38%    4.30%    5.26%
----------------------------------------------------------------------------
      B                            --      -3.28%    3.38%    4.22%    5.00%
----------------------------------------------------------------------------

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

---------------------
Cumulative without
sales charge
---------------------

----------------------------------------------------------------------------
      A                           2.95%     1.36%   16.01%   29.60%   75.26%
----------------------------------------------------------------------------
      B                           2.56%     0.61%   13.49%   24.94%   62.83%
----------------------------------------------------------------------------
      I                           3.07%     1.93%   17.55%   32.41%   79.91%
----------------------------------------------------------------------------


Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS GNMA INDEX - measures the performance of the securities issued by the Government National Mortgage Association (GNMA).

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 1/31/04
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.9%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Mortgage Backed - 89.3%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.5s, 2033                             $4,875            $4,962,244
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 8.5s, 2009 - 2017                           2                 1,988
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 9s, 2020 - 2021                            52                57,516
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 9.5s, 2013 - 2021                          49                55,280
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5s, 2018                                10,000            10,239,344
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2033                              33,597            34,209,615
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 8.5s, 2004 - 2008                           13                14,613
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 9s, 2004 - 2007                            245               257,475
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 5s, 2033                              9,862             9,820,735
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 5.443s, 2015                          2,646             2,779,749
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 5.5s, 2033                           97,821            99,975,350
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 6s, 2032 - 2033                     111,306           116,138,585
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 6.114s, 2021                          5,000             5,470,817
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 6.5s, 2023 - 2033                   106,395           112,429,955
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 7s, 2028 - 2032                      59,396            63,315,454
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 7.5s, 2029 - 2032                    20,915            22,308,456
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8s, 2017 - 2030                         740               805,579
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.5s, 2030                              304               328,437
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 9s, 2008 - 2022                         149               165,683
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 9.5s, 2009 - 2010                       770               855,450
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 12.5s, 2011                              91               103,999
-----------------------------------------------------------------------------------------------------
                                                                                         $484,296,324
-----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.6%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625s, 2008                                        $9,678           $10,736,909
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6s, 2009                                             7,500             8,517,772
-----------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                           $19,254,681
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $496,266,525)                                              $503,551,005
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 7.2%
-----------------------------------------------------------------------------------------------------

Goldman Sachs, dated 1/30/04, due 2/02/04, total to be
received $38,855,289 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost        $38,852           $38,852,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $535,118,525)                                        $542,403,005
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                                      (288,161)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $542,114,844
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

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FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 1/31/04

ASSETS

Investments, at value (identified cost, $535,118,525)             $542,403,005
-----------------------------------------------------------------------------------------------------
Cash                                                                       398
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                         69,009
-----------------------------------------------------------------------------------------------------
Interest receivable                                                  2,705,603
-----------------------------------------------------------------------------------------------------
Other assets                                                            11,082
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $545,189,097
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $1,610,719
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   1,123,990
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        11,891
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           10,612
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          10,166
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                       506
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 306,369
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $3,074,253
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $542,114,844
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $592,437,128
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                               7,284,480
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (51,412,017)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income        (6,194,747)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $542,114,844
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  82,186,504
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                      $475,835,628
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                72,175,986
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $6.59
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$6.59)                                                    $6.92
-----------------------------------------------------------------------------------------------------

Class B shares
  Net assets                                                       $66,274,142
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                10,009,753
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.62
-----------------------------------------------------------------------------------------------------

Class I shares
  Net assets                                                         $5,074.49
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   764.716
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $6.64
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 1/31/04

NET INVESTMENT INCOME

Interest income                                                                            $9,231,503
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $1,305,509
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 13,532
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           457,672
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                628,622
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                388,004
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      7,654
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          80,834
-----------------------------------------------------------------------------------------------------
  Printing                                                               38,455
-----------------------------------------------------------------------------------------------------
  Postage                                                                21,971
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          21,100
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              1,865
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         149,258
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $3,114,476
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (5,424)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (144,511)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $2,964,541
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $6,266,962
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss on investment transactions (identified cost
basis)                                                                                    $(1,036,662)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                                          $11,568,683
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                           $10,532,021
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $16,798,983
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                 SIX MONTHS ENDED            YEAR ENDED
                                                                     1/31/04                  7/31/03
                                                                   (UNAUDITED)

INCREASE IN NET ASSETS

FROM OPERATIONS

Net investment income                                              $6,266,962               $19,976,875
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            (1,036,662)               11,327,703
--------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                          11,568,683               (21,623,924)
------------------------------------------------------------     ------------              ------------
Increase in net assets from operations                            $16,798,983                $9,680,654
------------------------------------------------------------     ------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income
--------------------------------------------------------------------------------------------------------
  (Class A)                                                       $(9,174,245)             $(26,105,916)
--------------------------------------------------------------------------------------------------------
  (Class B)                                                        (1,125,717)               (4,102,059)
--------------------------------------------------------------------------------------------------------
  (Class I)                                                                (4)                       (5)
--------------------------------------------------------------------------------------------------------
From paid-in capital
--------------------------------------------------------------------------------------------------------
  (Class A)                                                                --                  (875,829)
--------------------------------------------------------------------------------------------------------
  (Class B)                                                                --                  (137,620)
--------------------------------------------------------------------------------------------------------
  (Class I)                                                                --                        --+
------------------------------------------------------------     ------------              ------------
Total distributions declared to shareholders                     $(10,299,966)             $(31,221,429)
------------------------------------------------------------     ------------              ------------

Net decrease in net assets from fund share transactions          $(93,612,603)             $(34,438,055)
------------------------------------------------------------     ------------              ------------
Total decrease in net assets                                     $(87,113,586)             $(55,978,830)
------------------------------------------------------------     ------------              ------------

NET ASSETS

At beginning of period                                           $629,228,430              $685,207,260
--------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $6,194,747 and
$2,161,743, respectively)                                        $542,114,844              $629,228,430
--------------------------------------------------------------------------------------------------------
+ Less than $1.

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                     SIX MONTHS                                      YEAR ENDED 7/31
                                        ENDED         -------------------------------------------------------------------------
CLASS A                                1/31/04           2003            2002            2001             2000           1999
                                     (UNAUDITED)

Net asset value, beginning of
period                                 $6.52            $6.74           $6.66           $6.37             $6.39           $6.69
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)             $0.07            $0.20           $0.33           $0.40             $0.40           $0.39
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments            0.12            (0.10)           0.14            0.29             (0.03)          (0.30)
-------------------------------      -------           ------          ------          ------            ------          ------
Total from investment
operations                             $0.19            $0.10           $0.47           $0.69             $0.37           $0.09
-------------------------------      -------           ------          ------          ------            ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.12)          $(0.31)         $(0.33)         $(0.40)           $(0.39)         $(0.38)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --               --           (0.06)          (0.00)+++            --              --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                    --            (0.01)             --              --                --           (0.01)
-------------------------------      -------           ------          ------          ------            ------          ------
Total distributions declared to
shareholders                          $(0.12)          $(0.32)         $(0.39)         $(0.40)           $(0.39)         $(0.39)
-------------------------------      -------           ------          ------          ------            ------          ------
Net asset value, end of period         $6.59            $6.52           $6.74           $6.66             $6.37           $6.39
-------------------------------      -------           ------          ------          ------            ------          ------
Total return (%)(+)                     2.95++           1.40            7.35           11.23              6.09            1.31
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                      YEAR ENDED 7/31
                                        ENDED         ------------------------------------------------------------------------
CLASS A (CONTINUED)                    1/31/04            2003            2002            2001            2000          1999
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               0.93+            0.90            0.90            0.91            0.90            0.93
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              2.26+            3.04            5.01            6.06            6.34            5.86
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         12              246             139              33              65             177
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                        $476             $538            $591            $557            $543            $597
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                   $0.07            $0.20           $0.33           $0.39           $0.40           $0.39
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               0.98+            0.95            0.95            0.96            0.95            0.97
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              2.21+            2.99            4.96            6.01            6.29            5.82
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended July
       31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.06%. Per share, ratios, and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from certain fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                         SIX MONTHS                                      YEAR ENDED 7/31
                                            ENDED         --------------------------------------------------------------------
CLASS B                                    1/31/04           2003           2002           2001            2000           1999
                                         (UNAUDITED)

Net asset value, beginning of
period                                     $6.55            $6.77          $6.69          $6.38            $6.40          $6.70
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                 $0.05            $0.16          $0.27          $0.35            $0.36          $0.34
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                     0.12            (0.11)          0.15           0.31            (0.04)         (0.30)
-----------------------------------      -------           ------         ------         ------           ------         ------
Total from investment operations           $0.17            $0.05          $0.42          $0.66            $0.32          $0.04
-----------------------------------      -------           ------         ------         ------           ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income              $(0.10)          $(0.26)        $(0.27)        $(0.35)          $(0.34)        $(0.33)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                      --               --          (0.07)         (0.00)+++          $--            $--
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                        --            (0.01)            --             --               --          (0.01)
-----------------------------------      -------           ------         ------         ------           ------         ------
Total distributions declared to
shareholders                              $(0.10)          $(0.27)        $(0.34)        $(0.35)          $(0.34)        $(0.34)
-----------------------------------      -------           ------         ------         ------           ------         ------
Net asset value, end of period             $6.62            $6.55          $6.77          $6.69            $6.38          $6.40
-----------------------------------      -------           ------         ------         ------           ------         ------
Total return (%)                            2.56++           0.64           6.45          10.69             5.24           0.49
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                         SIX MONTHS                                      YEAR ENDED 7/31
                                            ENDED         ---------------------------------------------------------------------
CLASS B (CONTINUED)                        1/31/04               2003           2002           2001           2000         1999
                                         (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                   1.67+            1.65           1.65           1.66           1.65           1.68
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                  1.47+            2.40           4.11           5.32           5.55           5.11
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             12              246            139             33             65            177
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                             $66              $91            $94            $50            $61            $94
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                       $0.05            $0.16          $0.27          $0.35          $0.35          $0.34
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   1.72+            1.70           1.70           1.71           1.70           1.72
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                  1.42+            2.35           4.06           5.27           5.50           5.07
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended July
       31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.06%. Per share, ratios, and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                         SIX MONTHS                                      YEAR ENDED 7/31
                                           ENDED         ----------------------------------------------------------------------
CLASS I                                   1/31/04           2003           2002            2001             2000          1999
                                        (UNAUDITED)

Net asset value, beginning of
period                                    $6.57            $6.76           $6.68           $6.37            $6.38         $6.69
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                $0.02            $0.30           $0.37           $0.41            $0.40         $0.41
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments                              0.18            (0.15)           0.12            0.32               --         (0.30)
----------------------------------      -------           ------          ------          ------           ------        ------
Total from investment operations          $0.20            $0.15           $0.49           $0.73            $0.40         $0.11
----------------------------------      -------           ------          ------          ------           ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income             $(0.13)          $(0.33)         $(0.37)         $(0.42)          $(0.41)       $(0.41)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                          --               --           (0.04)          (0.00)++++          --            --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                       --            (0.01)             --              --               --         (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.13)          $(0.34)         $(0.41)         $(0.42)          $(0.41)       $(0.42)
----------------------------------      -------           ------          ------          ------           ------        ------
Net asset value, end of period            $6.64            $6.57           $6.76           $6.68            $6.37         $6.38
----------------------------------      -------           ------          ------          ------           ------        ------
Total return (%)                           3.07++           2.12            7.61           11.82             6.53          1.42
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                      YEAR ENDED 7/31
                                          ENDED         ----------------------------------------------------------------------
CLASS I (CONTINUED)                      1/31/04           2003             2002            2001            2000          1999
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                0.53+            0.65             0.65             0.66           0.65           0.68
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)(S)(S)                             (3.03)+           4.46             5.55             6.14           6.37           6.11
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          12              246              139               33             65            177
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                    $5              $--+++           $--+++           $--+++         $--+++         $61
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)++          $(0.02)           $0.30            $0.37            $0.41          $0.39          $0.41
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                0.58+###         0.70             0.70             0.71           0.70           0.72
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)(S)(S)                             (2.98)+           4.41             5.50             6.09           6.32           6.07
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended July
       31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.06%. Per share, ratios, and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Class I net assets were less than $500.
  ++++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Expense ratio is not in correlation with contractual fee arrangement due to the small size of Class I assets. MFS is class I's sole shareholder.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Government Mortgage Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities, derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended July 31, 2003 and July 31, 2002 was as follows:

                                                    7/31/03            7/31/02
Distributions declared from ordinary
income                                          $31,221,429        $36,039,492
--------------------------------------------------------------------------------

As of July 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Capital loss carryforward                          $(49,335,516)
      ----------------------------------------------------------------
      Unrealized loss                                      (5,324,042)
      ----------------------------------------------------------------
      Other temporary differences                          (2,161,743)
      ----------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

    EXPIRATION DATE
      July 31, 2004                                      $(30,095,607)
      ----------------------------------------------------------------
      July 31, 2005                                        (1,857,304)
      ----------------------------------------------------------------
      July 31, 2007                                        (5,100,994)
      ----------------------------------------------------------------
      July 31, 2008                                        (5,253,445)
      ----------------------------------------------------------------
      July 31, 2009                                        (7,028,166)
      ----------------------------------------------------------------
      Total                                              $(49,335,516)
      ----------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.45% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended January 31, 2004 were 0.40% of average daily net assets on an annualized basis. As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net decrease of $1,739 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $5,367 for inactive trustees for the six months ended January 31, 2004.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $9,972 for the six months ended January 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A and Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                            CLASS A      CLASS B

Distribution Fee                                              0.10%        0.75%
--------------------------------------------------------------------------------
Service Fee                                                   0.25%        0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                                       0.35%        1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended January 31, 2004, amounted to:

                                                            CLASS A      CLASS B

Service Fee Retained by MFD                                 $24,844         $618
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended January 31, 2004, were as follows:

                                                            CLASS A      CLASS B

Total Distribution Plan                                       0.25%        1.00%
--------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended January 31, 2004, were as follows:

                                                            CLASS A     CLASS B

Contingent Deferred Sales Charges Imposed                    $9,014    $109,257
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $319,274 for the six months ended January 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $38,753 for the six months ended January 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES             SALES

U.S. government securities                        $67,791,043      $189,838,865
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                  $497,569,160
      -------------------------------------------------------------
      Gross unrealized appreciation                    $45,534,414
      -------------------------------------------------------------
      Gross unrealized depreciation                       (700,569)
      -------------------------------------------------------------
      Net unrealized appreciation                      $44,833,845
      -------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended                         Year ended
                                                 1/31/04                                7/31/03

CLASS A SHARES                          SHARES             AMOUNT             SHARES              AMOUNT

Shares sold                            1,353,678          $8,896,869         78,878,186        $531,226,907
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            904,548           5,940,233          2,505,168          16,906,081
------------------------------------------------------------------------------------------------------------
Shares reacquired                    (12,662,337)        (83,192,028)       (86,497,918)       (582,530,074)
------------------------------------------------------------------------------------------------------------
Net decrease                         (10,404,111)       $(68,354,926)        (5,114,564)       $(34,397,086)
------------------------------------------------------------------------------------------------------------

                                             Six months ended                         Year ended
                                                 1/31/04                                7/31/03
CLASS B SHARES                          SHARES             AMOUNT             SHARES              AMOUNT

Shares sold                              417,015          $2,753,286          6,851,895         $46,508,444
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            140,592             927,050            484,940           3,286,876
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (4,386,408)        (28,943,012)        (7,383,772)        (49,836,236)
------------------------------------------------------------------------------------------------------------
Net decrease                          (3,828,801)       $(25,262,676)           (46,937)           $(40,916)
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              754.188              $4,999              2.972                 $20
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                 --                  --              0.363                   2
------------------------------------------------------------------------------------------------------------
Shares reacquired                             --                  --            (11.141)                (75)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  754.188              $4,999             (7.806)               $(53)
------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended January 31, 2004, was $2,464. The fund had no borrowings during the period.

(7) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley), settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its allocation of brokerage commissions and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley, and relating to the effectiveness of the disclosure of such practices to the boards of trustees of the various MFS funds and in the funds' Statements of Additional Information. MFS is pursuing a possible settlement of these allegations. MFS believes that any settlement could include MFS being sanctioned and MFS' payment of compensation or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59)                     DAVID H. GUNNING(4) (born 05/30/42)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Cleveland-Cliffs Inc. (mining products and service
Executive Officer and Director                           provider), Vice Chairman/Director (since April
                                                         2001); Encinitos Ventures (private investment
ROBERT J. MANNING(2)(7) (born 10/20/63)                  company), Principal (1997 to April 2001); Lincoln
Trustee                                                  Electric Holdings, Inc. (welding equipment
Massachusetts Financial Services Company, Chief          manufacturer), Director; Southwest Gas Corporation
Executive Officer, President, Chief Investment           (natural gas distribution company), Director
Officer and Director
                                                         WILLIAM R. GUTOW (born 09/27/41)
KEVIN R. PARKE(2)(5) (born 12/14/59)                     Trustee
Trustee                                                  Private investor and real estate consultant;
Massachusetts Financial Services Company,                Capitol Entertainment Management Company (video
President, Chief Investment Officer and Director         franchise), Vice Chairman

ROBERT C. POZEN(2)(7) (born 08/08/46)                    AMY B. LANE(4) (born 02/08/53)
Trustee                                                  Trustee
Massachusetts Financial Services Company, Chairman       Retired; Merrill Lynch & Co., Inc., Managing
(since February 2004); Harvard Law School                Director, Investment Banking Group (1997 to
(education), John Olin Visiting Professor (since         February 2001); Borders Group, Inc. (book and
July 2002); Secretary of Economic Affairs, The           music retailer), Director; Federal Realty
Commonwealth of Massachusetts (January 2002 to           Investment Trust (real estate investment trust),
December 2002); Fidelity Investments, Vice               Trustee
Chairman (June 2000 to December 2001); Fidelity
Management & Research Company (investment                ABBY M. O'NEILL(3) (born 04/27/28)
adviser), President (March 1997 to July 2001); The       Trustee
Bank of New York (financial services), Director;         Private investor; Rockefeller Financial Services,
Bell Canada Enterprises (telecommunications),            Inc. (investment advisers), Chairman and Chief
Director; Telesat (satellite communications),            Executive Officer
Director.
                                                         LAWRENCE T. PERERA (born 06/23/35)
JEFFREY L. SHAMES(2)(6) (born 06/02/55)                  Trustee
Trustee                                                  Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35)
INDEPENDENT TRUSTEES                                     Trustee
J. ATWOOD IVES (born 05/01/36)                           Private investor; Harvard University Graduate
Co-Chair                                                 School of Business Administration, Class of 1961
Private investor; KeySpan Corporation (energy            Adjunct Professor in Entrepreneurship Emeritus;
related services), Director; Eastern Enterprises         CBL & Associates Properties, Inc. (real estate
(diversified services company), Chairman, Trustee        investment trust), Director
and Chief Executive Officer (until November 2000)
                                                         J. DALE SHERRATT (born 09/23/38)
WARD SMITH (born 09/13/30)                               Trustee
Co-Chair                                                 Insight Resources, Inc. (acquisition planning
Private investor                                         specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
LAWRENCE H. COHN, M.D. (born 03/11/37)                   General Partner (since 1993); Cambridge
Trustee                                                  Nutraceuticals (professional nutritional
Brigham and Women's Hospital, Chief of Cardiac           products), Chief Executive Officer (until May
Surgery; Harvard Medical School, Professor of            2001)
Surgery
                                                         ELAINE R. SMITH (born 04/25/46)
                                                         Trustee
                                                         Independent health care industry consultant

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Resigned on February 13, 2004.
(7) Appointed Trustee on February 24, 2004.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN(2) (born 09/12/59)                        RICHARD M. HISEY (born 08/29/58)
Trustee and President                                    Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Senior
Executive Officer and Director                           Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JAMES R. BORDEWICK, JR. (born 03/06/59)                  July 2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer (prior to September 2000); Lexington
Vice President and Associate General Counsel             Funds, Treasurer (prior to September 2000)

STEPHEN E. CAVAN(4) (born 11/06/53)                      ROBERT J. MANNING(3) (born 10/20/63)
Secretary and Clerk                                      President
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Chief
Vice President, General Counsel and Secretary            Executive Officer, President, Chief Investment
                                                         Officer and Director
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
ROBERT R. FLAHERTY (born 09/18/63)                       Vice President
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as a Trustee of the Trust continually since originally appointed until February 13,
2004. Messrs. Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Mr. Gutow has served as a Trustee of the Trust since
August 1, 2001. Messrs. Cohn, Sherratt and Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees of the Trust since
February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       PORTFOLIO MANAGEMENT TEAM
Massachusetts Financial Services Company                 MFS Fixed Income Strategy Group(1)
500 Boylston Street, Boston, MA
02116-3741                                               CUSTODIAN
                                                         State Street Bank and Trust Company
DISTRIBUTOR                                              225 Franklin Street, Boston, MA
MFS Fund Distributors, Inc.                              02110
500 Boylston Street, Boston, MA
02116-3741

(1) MFS Investment Management
(2) Resigned on February 6, 2004.
(3) Appointed President on February 6, 2004.
(4) Resigned March 15, 2004.

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. The prospectus contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees and charges involved, as well as other information about the fund. You should consider this information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              MGM-SEM-3/04 81M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 1/31/04

MFS(R) NEW ENDEAVOR FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) NEW ENDEAVOR FUND

The fund seeks capital appreciation.

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           3
----------------------------------------------------
MANAGEMENT REVIEW                                  4
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     28
----------------------------------------------------
TRUSTEES AND OFFICERS                             38
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       40
----------------------------------------------------
CONTACT INFORMATION                               41
----------------------------------------------------
ASSET ALLOCATION                                  42

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As the firm's new Chief Executive Officer, I want to assure you that the responsibility of managing other people's money is one that we have taken very seriously for 80 years. I want to thank you for your continued trust in MFS(R) and tell you about the series of actions we are undertaking since our recent settlement with regulators to set a new standard in the industry for corporate governance, compliance, and serving shareholder interests.

As you may know, in early February MFS reached agreement with federal and state regulators to settle their administrative proceedings against MFS in connection with market timing and related issues. We regret the concerns raised by the proceedings for our clients and are pleased to have reached a settlement that will fully reimburse fund shareholders for any harm that occurred.

As part of our ongoing efforts to earn and maintain your trust, we have put our policies and practices under an intensive internal review. We have enhanced our management team and strengthened controls around market timing and excessive trading. At the same time, we have taken a series of actions to strengthen the management and governance structure of the funds and tighten our business practices. We will be communicating more about these actions in the coming weeks, but I'd like to highlight the recent management changes.

In early February, Robert Pozen joined MFS as non-executive Chairman.
Bob, a seasoned veteran of the mutual fund industry, has held prior positions as president of Fidelity Management & Research Company, Associate General Counsel of the Securities and Exchange Commission, and a visiting professor at Harvard Law School. He authored the industry's bible, The Mutual
Fund Business.

In an effort to develop and implement policies that set new standards in fund governance, regulatory compliance, and shareholder protection, MFS has hired two new senior executives. Jeffrey Carp is joining us as General Counsel with responsibility for all of our legal affairs. Previously he was a senior partner with the law firm of Hale and Dorr LLP, and he brings more than 22 years of experience in mutual fund, securities, and corporate law. Also joining MFS in the new position of Chief Regulatory Officer is Maria Dwyer, who is returning to the firm after eight years as a senior executive at Fidelity. At MFS, Maria will be in charge of compliance, internal audit, and fund treasury. Both Jeffrey and Maria join our Management Committee, the firm's highest executive body.

As Chief Investment Officer, my focus is on ensuring that our portfolio teams continue to work together and tap into all the resources available to them to help deliver the best possible investment performance.

By strengthening our business and governance practices we believe we have an unprecedented opportunity to set a new standard in the mutual fund industry. As the inventor of the open-end mutual fund in America in 1924, MFS has a tradition and culture of innovation. We believe that it is time for the industry to move beyond what is required by law in order to demonstrate that our first commitment is to our shareholders.

As I look ahead, I do so with confidence. The collaboration among teams of MFS employees, many of whom have worked at the firm for their entire careers, will continue as they remain singularly focused on dedication to our clients. It has been our sincere privilege to serve you, and we thank you for the confidence that you have shown in MFS.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer
    MFS Investment Management(R)

    February 27, 2004

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as non-executive Chairman. Also, on February 6, 2004, Robert J. Manning was appointed Chief Executive Officer, President, and Chief Investment Officer.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The six-month period ended January 31, 2004, was characterized by a continuation of the equity rally that began in the spring of 2003. Over the period, we observed a general improvement in company fundamentals (business factors such as earnings and cash flow growth) and generally improving economic indicators.

Business capital expenditure, which had been weak for several years, began to trend upward in the latter half of 2003. This corporate spending added support to a recovery that had until that time been driven almost entirely by consumer spending. Investment in information technology gear was particularly strong as companies replaced older technology. Historically low interest rates remained a key factor driving both business and consumer spending.

------------------------------------------------

TOP 5 SECTOR WEIGHTINGS 1/31/04

TECHNOLOGY                                 27.3%
------------------------------------------------
HEALTH CARE                                24.8%
------------------------------------------------
LEISURE                                    12.7%
------------------------------------------------
MISCELLANEOUS (LARGELY BUSINESS
SERVICES)                                  11.9%
------------------------------------------------
RETAILING                                   6.4%
------------------------------------------------
The portfolio is actively managed, and current weightings may be different.

------------------------------------------------

CONTRIBUTORS TO PERFORMANCE

The fund outperformed both its benchmark, the Russell MidCap Growth Index, and the average mid-cap growth fund tracked by Lipper Inc., over the six-month period. (Lipper Inc. is an independent firm that reports mutual fund performance.) Stock selection and an overweighting in the sector made technology the largest factor in that relative outperformance. Technology holdings that rose sharply over the period included communications chip companies PMC-Sierra and Mindspeed Technologies, electronic component manufacturer Vishay Intertechnology, programmable logic device company Xilinx, and networking products firm F5 Networks.

Stock selection in the financial services sector was also a key factor in the fund's outperformance. Positions that helped results included online broker Ameritrade Holding Corp. and securities research firm SoundView Technology Group, which was acquired by broker Charles Schwab late in the period. (At period-end, Schwab was not a position in the fund.)

Relative underweightings and stock selection in the retailing and business services areas also contributed to results. In both cases, the fund was underweighted in areas that lagged the broader market over the period. In the retailing sector, not owning several firms whose stock declined - including Family Dollar Stores, Dollar Tree Stores, and Abercrombie & Fitch - helped relative performance. In the business services area, we saw strong performance from our positions in management consulting firm DiamondCluster International and stock photography company Getty Images.

Individual stocks that also helped performance included NTL, which was the portfolio's largest single contributor to results, and Invitrogen. Shares of NTL Inc., the largest broadband services and cable operator in Great Britain and Ireland, climbed after the company emerged from bankruptcy and continued to strengthen its balance sheet and improve cash flow. Medical technology firm Invitrogen benefited from an industry recovery and from improved product offerings and efficiency gains that were accomplished under a new CEO.

DETRACTORS FROM PERFORMANCE

On a relative basis, the fund's cash position was the largest single detractor from performance over the period. As with nearly all mutual funds, this portfolio holds some cash to buy new holdings and to cover shareholder redemptions; over the period, our cash position averaged less than 6% of assets. In a period when equity markets rose sharply, however, holding any cash hurt performance relative to our benchmark, the Russell MidCap Growth Index, which has no cash position.

While technology holdings overall were quite positive for performance, a number of technology stocks were among the portfolio's detractors over the period. For example, owning Zarlink Semiconductor, electronic commerce firm InterActiveCorp, and technology consulting firm Bearing Point held back performance as those companies' shares declined. By period-end, all three stocks had been sold out of the portfolio. Elsewhere in technology, not owning communications chip firm Broadcom hurt relative results as its shares soared. Similarly, in the health care sector, performance was hurt by owning biotech company Gilead Sciences, whose shares fell in price, and by not owning medical and reconstructive devices firm Zimmer Holdings, whose shares rose sharply. Media holdings such as radio station owner Entercom Communications and broadcast content and services provider Westwood One also detracted from performance because of a slower-than-expected recovery in broadcast advertising.

    Respectfully,

/s/ David E. Sette-Ducati

    David E. Sette-Ducati
    Portfolio Manager

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

---------------------
Average annual
without sales charge
---------------------

                     Class
     Share         inception
     class           date         6-mo        1-yr          3-yr         Life*
------------------------------------------------------------------------------
       A            9/29/00        --        60.18%         11.50%       9.75%
------------------------------------------------------------------------------
       B            1/2/02         --        59.23%         11.01%       9.32%
------------------------------------------------------------------------------
       C            1/2/02         --        59.19%         11.00%       9.31%
------------------------------------------------------------------------------
       I            1/2/02         --        60.80%         11.78%      10.00%
------------------------------------------------------------------------------
      R1**         12/31/02        --        60.10%         11.44%       9.70%
------------------------------------------------------------------------------
      R2           10/31/03        --        59.97%         11.45%       9.71%

---------------------
Average annual
---------------------


Comparative benchmarks
------------------------------------------------------------------------------
Average mid-cap
growth fund+                       16.24%       41.62%      -8.26%     -12.55%
------------------------------------------------------------------------------
Russell MidCap
Growth Index#                      19.88%       48.89%      -6.85%     -11.89%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

---------------------
Average annual
with sales charge
---------------------

     Share
     class                        6-mo        1-yr         3-yr       Life*

------------------------------------------------------------------------------
       A                           --           50.97%       9.32%       7.82%
------------------------------------------------------------------------------
       B                           --           55.23%      10.19%       8.58%
------------------------------------------------------------------------------
       C                           --           58.19%      11.00%       9.31%
------------------------------------------------------------------------------

I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

---------------------
Cumulative without
sales charge
---------------------

------------------------------------------------------------------------------
       A                           23.67%       60.18%      38.62%      36.45%
------------------------------------------------------------------------------
       B                           23.20%       59.23%      36.79%      34.65%
------------------------------------------------------------------------------
       C                           23.29%       59.19%      36.75%      34.61%
------------------------------------------------------------------------------
       I                           23.79%       60.80%      39.68%      37.49%
------------------------------------------------------------------------------
      R1**                         23.58%       60.10%      38.39%      36.22%
------------------------------------------------------------------------------
      R2                           23.51%       59.97%      38.44%      36.28%
------------------------------------------------------------------------------

   Periods less than one year are actual, not annualized.
 * For the period from the commencement of the fund's investment operations, September 29, 2000, through January 31, 2004. Index information is from October 1, 2000.
** Effective November 3, 2003, Class R shares have been renamed R1 shares.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL MIDCAP GROWTH INDEX - measures the performance of U.S. mid-cap growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

Investing in mid-sized companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 1/31/04
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 92.4%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 86.7%
-----------------------------------------------------------------------------------------------------
Airlines - 0.6%
-----------------------------------------------------------------------------------------------------
JetBlue Airways Corp.*                                                   41,100              $934,203
-----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.0%
-----------------------------------------------------------------------------------------------------
Coach, Inc.*                                                             42,300            $1,498,689
-----------------------------------------------------------------------------------------------------

Banks & Credit Companies - 0.8%
-----------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                       30,300            $1,255,632
-----------------------------------------------------------------------------------------------------

Biotechnology - 2.4%
-----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                   35,100            $1,925,937
-----------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.*                                               18,000               363,600
-----------------------------------------------------------------------------------------------------
Serologicals Corp.*                                                      79,000             1,266,370
-----------------------------------------------------------------------------------------------------
                                                                                           $3,555,907
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.0%
-----------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                              64,100            $1,214,695
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*#                                     66,930             2,442,945
-----------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                      31,300             1,490,193
-----------------------------------------------------------------------------------------------------
LIN TV Corp., "A"*                                                       33,100               806,316
-----------------------------------------------------------------------------------------------------
NTL, Inc.*                                                               61,451             4,076,659
-----------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                      61,550             1,880,353
-----------------------------------------------------------------------------------------------------
                                                                                          $11,911,161
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.3%
-----------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                               130,900            $2,074,765
-----------------------------------------------------------------------------------------------------
E*TRADE Group, Inc.*                                                     59,900               838,001
-----------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                         22,700             2,010,085
-----------------------------------------------------------------------------------------------------
                                                                                           $4,922,851
-----------------------------------------------------------------------------------------------------
Business Services - 7.0%
-----------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                             22,900              $728,220
-----------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                          33,100               680,536
-----------------------------------------------------------------------------------------------------
Corporate Executive Board Co.*                                           33,500             1,599,625
-----------------------------------------------------------------------------------------------------
DiamondCluster International, Inc., "A"*                                 64,300               706,657
-----------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                      46,900             2,314,515
-----------------------------------------------------------------------------------------------------
Harris Interactive, Inc.*                                                65,300               552,438
-----------------------------------------------------------------------------------------------------
Manpower, Inc.                                                           21,900             1,015,722
-----------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                105,300             2,577,744
-----------------------------------------------------------------------------------------------------
MSC Industrial Direct, Inc., "A"                                         11,030               311,598
-----------------------------------------------------------------------------------------------------
                                                                                          $10,487,055
-----------------------------------------------------------------------------------------------------
Chemicals - 0.6%
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                    47,870              $820,492
-----------------------------------------------------------------------------------------------------

Computer Software - 4.1%
-----------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                       98,730            $1,246,960
-----------------------------------------------------------------------------------------------------
Netscreen Technologies, Inc.*                                            31,500               822,780
-----------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                                87,160             1,512,226
-----------------------------------------------------------------------------------------------------
Progress Software Corp.*                                                 36,100               805,391
-----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                  53,440             1,756,038
-----------------------------------------------------------------------------------------------------
                                                                                           $6,143,395
-----------------------------------------------------------------------------------------------------
Consumer Services - 4.0%
-----------------------------------------------------------------------------------------------------
Career Education Corp.*                                                  65,700            $3,308,652
-----------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.*                                               32,200             2,005,738
-----------------------------------------------------------------------------------------------------
Orbitz, Inc., "A"*                                                       24,400               571,960
-----------------------------------------------------------------------------------------------------
                                                                                           $5,886,350
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%
-----------------------------------------------------------------------------------------------------
American Standard Cos., Inc.*                                             6,100              $647,820
-----------------------------------------------------------------------------------------------------
Ametek, Inc.                                                              2,700               139,050
-----------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                24,000               781,680
-----------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                      15,900               765,426
-----------------------------------------------------------------------------------------------------
                                                                                           $2,333,976
-----------------------------------------------------------------------------------------------------
Electronics - 10.8%
-----------------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                               592,400            $2,162,260
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                     19,200               918,720
-----------------------------------------------------------------------------------------------------
Cymer, Inc.*                                                             40,900             1,800,009
-----------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                        48,800             1,256,600
-----------------------------------------------------------------------------------------------------
Mindspeed Technologies, Inc.*                                           160,500             1,555,245
-----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                  57,600             1,961,856
-----------------------------------------------------------------------------------------------------
Nvidia Corp.*                                                            60,700             1,350,575
-----------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                        71,300             1,562,183
-----------------------------------------------------------------------------------------------------
Power Integrations, Inc.*                                                   200                 5,918
-----------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc.*                                                58,500               625,365
-----------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.*                                            50,600             1,175,944
-----------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                            40,100             1,680,591
-----------------------------------------------------------------------------------------------------
                                                                                          $16,055,266
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.8%
-----------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                             26,600            $1,127,042
-----------------------------------------------------------------------------------------------------

General Merchandise - 0.4%
-----------------------------------------------------------------------------------------------------
Big Lots, Inc.*                                                          46,100              $651,393
-----------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 2.0%
-----------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                   32,500            $1,451,125
-----------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                  12,000               386,160
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                  93,000             1,153,200
-----------------------------------------------------------------------------------------------------
                                                                                           $2,990,485
-----------------------------------------------------------------------------------------------------
Medical Equipment - 15.9%
-----------------------------------------------------------------------------------------------------
Applera Corp.                                                            63,800            $1,508,232
-----------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                            36,700               572,887
-----------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                          18,000             1,695,600
-----------------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                        123,500             1,238,705
-----------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.*                                             86,300             1,442,936
-----------------------------------------------------------------------------------------------------
Cyberonics, Inc.*                                                        15,200               461,320
-----------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                            200,670             3,250,854
-----------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                             39,000             1,638,000
-----------------------------------------------------------------------------------------------------
Guidant Corp.                                                            26,200             1,673,656
-----------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                        32,200             2,479,400
-----------------------------------------------------------------------------------------------------
Millipore Corp.*                                                         61,200             3,179,340
-----------------------------------------------------------------------------------------------------
STAAR Surgical Co.*                                                      81,300               715,440
-----------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                   60,100             1,674,987
-----------------------------------------------------------------------------------------------------
Thoratec Corp.*                                                          43,400               668,360
-----------------------------------------------------------------------------------------------------
Waters Corp.*                                                            38,800             1,470,908
-----------------------------------------------------------------------------------------------------
                                                                                          $23,670,625
-----------------------------------------------------------------------------------------------------

Oil Services - 3.0%
-----------------------------------------------------------------------------------------------------
BJ Services Co.*                                                         49,300            $1,929,602
-----------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                    35,100             1,463,670
-----------------------------------------------------------------------------------------------------
Smith International, Inc.*                                               22,900             1,109,734
-----------------------------------------------------------------------------------------------------
                                                                                           $4,503,006
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.9%
-----------------------------------------------------------------------------------------------------
Solectron Corp.*                                                        189,400            $1,344,740
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 2.6%
-----------------------------------------------------------------------------------------------------
Allergan, Inc.                                                            8,600              $712,510
-----------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                        87,400             3,177,864
-----------------------------------------------------------------------------------------------------
                                                                                           $3,890,374
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.5%
-----------------------------------------------------------------------------------------------------
Meredith Corp.                                                           43,290            $2,182,249
-----------------------------------------------------------------------------------------------------

Restaurants - 0.8%
-----------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                26,700            $1,143,027
-----------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.6%
-----------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                       35,900              $929,451
-----------------------------------------------------------------------------------------------------

Specialty Stores - 4.5%
-----------------------------------------------------------------------------------------------------
Hot Topic, Inc.*                                                          8,600              $262,042
-----------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.*                                     58,600             1,343,698
-----------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                           77,000             1,807,190
-----------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                        54,700             1,528,865
-----------------------------------------------------------------------------------------------------
Tiffany & Co.                                                            44,300             1,756,052
-----------------------------------------------------------------------------------------------------
                                                                                           $6,697,847
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.0%
-----------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                              175,400            $1,927,646
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                       141,780             1,758,072
-----------------------------------------------------------------------------------------------------
Spectrasite, Inc.*                                                       23,140               846,924
-----------------------------------------------------------------------------------------------------
                                                                                           $4,532,642
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.6%
-----------------------------------------------------------------------------------------------------
Andrew Corp.*                                                            97,100            $1,664,294
-----------------------------------------------------------------------------------------------------
Avaya, Inc.*                                                             21,200               368,456
-----------------------------------------------------------------------------------------------------
CIENA Corp.*                                                            140,800             1,020,800
-----------------------------------------------------------------------------------------------------
Corning, Inc.*                                                          139,800             1,806,216
-----------------------------------------------------------------------------------------------------
F5 Networks, Inc.*                                                       59,000             2,006,590
-----------------------------------------------------------------------------------------------------
Finisar Corp.*                                                          371,600             1,256,008
-----------------------------------------------------------------------------------------------------
Harris Corp.                                                              3,000               146,040
-----------------------------------------------------------------------------------------------------
                                                                                           $8,268,404
-----------------------------------------------------------------------------------------------------
Trucking - 0.9%
-----------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                             14,500              $542,445
-----------------------------------------------------------------------------------------------------
Swift Transportation, Inc.*                                              37,600               744,480
-----------------------------------------------------------------------------------------------------
                                                                                           $1,286,925
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                        $129,023,187
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 5.7%
-----------------------------------------------------------------------------------------------------
Bermuda - 1.4%
-----------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)*                             51,900            $2,159,040
-----------------------------------------------------------------------------------------------------

Canada - 1.5%
-----------------------------------------------------------------------------------------------------
Aber Diamond (Metals & Mining)*                                           6,400              $223,286
-----------------------------------------------------------------------------------------------------
Aber Diamond Corp. (Metals & Mining)*                                     8,600               300,041
-----------------------------------------------------------------------------------------------------
Coolbrands International, Inc. (Food & Non Alcoholic
Beverages)*                                                              76,100             1,258,965
-----------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc. (Gaming & Lodging)                              9,200               482,816
-----------------------------------------------------------------------------------------------------
                                                                                           $2,265,108
-----------------------------------------------------------------------------------------------------
Cayman Islands - 0.5%
-----------------------------------------------------------------------------------------------------
Seagate Technology (Personal Computers & Peripherals)                    44,500              $725,350
-----------------------------------------------------------------------------------------------------

Japan - 0.4%
-----------------------------------------------------------------------------------------------------
Heiwa Corp. (Leisure & Toys)                                             40,400              $589,329
-----------------------------------------------------------------------------------------------------

Singapore - 0.6%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd. (Personal Computers &
Peripherals)*                                                            43,200              $820,800
-----------------------------------------------------------------------------------------------------

United Kingdom - 1.3%
-----------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                         68,500            $1,943,345
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                       $8,502,972
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $114,517,233)                                             $137,526,159
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.9%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 2/02/04                              $5,862            $5,861,834
-----------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 2/02/04                                     1,465             1,464,958
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                            $7,326,792
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.8%
-----------------------------------------------------------------------------------------------------
Goldman Sachs, dated 1/30/04, due 2/02/04, total to be
received $4,178,359 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                                  $4,178            $4,178,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $126,022,025)                                        $149,030,951
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                                       (77,299)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $148,953,652
-----------------------------------------------------------------------------------------------------

* Non-income producing security.
# Security or a portion of the security was pledged to cover collateral requirements. At January 31,
  2004, the value of securities pledged for MFS New Endeavor Fund amounted to $365,000.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 1/31/04

ASSETS

Investments, at value (identified cost, $126,022,025)             $149,030,951
-----------------------------------------------------------------------------------------------------
Cash                                                                       661
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      2,718,330
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      2,990,488
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                       10,584
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $154,751,014
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                   $5,411,279
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     372,398
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         6,022
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                      2,410
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           5,253
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $5,797,362
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $148,953,652
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $124,648,593
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        23,011,054
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                1,960,761
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                       (666,756)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $148,953,652
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  11,576,847
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                       $65,085,789
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 5,034,749
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $12.93
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.93)                                                  $13.72
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $51,952,050
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 4,060,546
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $12.79
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $20,908,047
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,633,525
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $12.80
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $7,658,982
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   588,465
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $13.02
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $3,343,263
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   259,134
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $12.90
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                            $5,521
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   428.485
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $12.88
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 1/31/04
NET INVESTMENT LOSS
Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                             $67,520
-----------------------------------------------------------------------------------------------------
  Interest                                                               32,929
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                 (1,326)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                       $99,123
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $335,654
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  1,083
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            70,925
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                 65,086
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                161,145
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 66,397
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                 3,326
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                     6
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                       3
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      1,863
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          13,854
-----------------------------------------------------------------------------------------------------
  Printing                                                               27,364
-----------------------------------------------------------------------------------------------------
  Postage                                                                 6,179
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          14,050
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                590
-----------------------------------------------------------------------------------------------------
  Registration fees                                                      57,036
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                          10,574
-----------------------------------------------------------------------------------------------------
Total expenses                                                                               $835,135
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (272)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (68,984)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                 $765,879
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(666,756)
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis)

-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $4,883,259
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                             989
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                               $4,884,248
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                       $14,363,164
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies             2,127
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                               $14,365,291
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                  $19,249,539
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $18,582,783
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                      1/31/04                  7/31/03
                                                                    (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss                                                 $(666,756)                $(299,134)
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               4,884,248                   (50,797)
--------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                        14,365,291                 9,571,443
------------------------------------------------------------     ------------              ------------
Increase in net assets from operations                            $18,582,783                $9,221,512
------------------------------------------------------------     ------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and foreign currency
transactions (Class A)                                              $(325,887)                      $--
--------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions (Class B)                                               (184,824)                       --
--------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions (Class C)                                                (56,353)                       --
--------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions (Class I)                                                (47,809)                       --
--------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions (Class R1)                                               (16,360)                       --
--------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions (Class R2)                                                   (40)                       --
------------------------------------------------------------     ------------              ------------
Total distributions declared to shareholders                        $(631,273)                      $--
------------------------------------------------------------     ------------              ------------
Net increase in net assets from fund share transactions           $79,291,967               $25,639,036
------------------------------------------------------------     ------------              ------------
Total increase in net assets                                      $97,243,477               $34,860,548
------------------------------------------------------------     ------------              ------------

NET ASSETS

At beginning of period                                             51,710,175                16,849,627
--------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $666,756 and $0, respectively)                                $148,953,652               $51,710,175
--------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of fund's operations). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                            SIX MONTHS              YEARS ENDED 7/31                PERIOD
                                                               ENDED          -----------------------------         ENDED
CLASS A                                                       1/31/04                2003              2002        7/31/01*
                                                            (UNAUDITED)

Net asset value, beginning of period                        $10.53             $7.95             $9.51            $10.00
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                    $(0.07)           $(0.07)           $(0.07)           $(0.06)
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions               2.55              2.65             (1.03)            (0.41)
-------------------------------------------------------     ------            ------            ------            ------
Total from investment operations                             $2.48             $2.58            $(1.10)           $(0.47)
-------------------------------------------------------     ------            ------            ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                     $(0.08)              $--               $--               $--
---------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and
  foreign currency transactions                                 --                --             (0.46)               --
---------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                          --                --                --             (0.02)
-------------------------------------------------------     ------            ------            ------            ------
Total distributions declared to shareholders                $(0.08)              $--            $(0.46)           $(0.02)
-------------------------------------------------------     ------            ------            ------            ------
Net asset value, end of period                              $12.93            $10.53             $7.95             $9.51
-------------------------------------------------------     ------            ------            ------            ------
Total return (%)(+)                                          23.67++           32.62            (12.63)            (4.77)++
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                            SIX MONTHS              YEARS ENDED 7/31                PERIOD
                                                               ENDED          -----------------------------         ENDED
CLASS A (CONTINUED)                                           1/31/04                2003              2002        7/31/01*
                                                            (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##+                                                   1.40+             1.44              1.38              1.34+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                          (1.18)+           (0.83)            (0.81)            (0.69)+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                              45               287               779               809
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                              $65,086           $21,471            $7,700            $1,411
---------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that
    Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.30% of average daily net assets for Class A. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS subsequent to December 1, 2003. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December 1, 2003. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                         $(0.08)           $(0.11)           $(0.24)           $(0.55)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                    1.55+             1.94              3.32              7.54+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                          (1.33)+           (1.33)            (2.75)            (6.89)+
---------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, September 29, 2000, through July 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  + Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.40%, 1.38%
    and 1.33%, for the years ended July 31, 2003, July 31, 2002, and the period ended July 31, 2001, respectively.

See notes to financial statements.

Financial Highlights - continued

                                                          SIX MONTHS ENDED       YEAR ENDED         PERIOD ENDED
                                                              1/31/04             7/31/03             7/31/02*
CLASS B                                                     (UNAUDITED)

Net asset value, beginning of period                           $10.42               $7.92              $10.46
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                       $(0.11)             $(0.12)             $(0.08)
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              2.53                2.62               (2.46)
----------------------------------------------------------     ------              ------              ------
Total from investment operations                                $2.42               $2.50              $(2.54)
----------------------------------------------------------     ------              ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                        $(0.05)                $--                 $--
----------------------------------------------------------     ------              ------              ------
Net asset value, end of period                                 $12.79              $10.42               $7.92
----------------------------------------------------------     ------              ------              ------
Total return (%)                                                23.20++             31.69              (24.28)++
----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##+                                                      2.06+               2.09                2.07+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                             (1.83)+             (1.48)              (1.50)+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 45                 287                 779
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                     $51,952             $17,541              $4,253
----------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets for Class B. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS subsequent to
    December 1, 2003. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December 1, 2003. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                            $(0.12)             $(0.17)             $(0.18)
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                       2.21+               2.59                4.01+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                             (1.98)+             (1.98)              (3.44)+
----------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class B shares, January 2, 2002, through July 31, 2002.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 + Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.05% and
   2.07%, for the year ended July 31, 2003, and the period ended July 31, 2002, respectively.

See notes to financial statements.

Financial Highlights - continued

                                                           SIX MONTHS ENDED      YEAR ENDED         PERIOD ENDED
                                                               1/31/04            7/31/03             7/31/02*
CLASS C                                                      (UNAUDITED)

Net asset value, beginning of period                           $10.42               $7.92              $10.46
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                       $(0.11)             $(0.13)             $(0.07)
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              2.53                2.63               (2.47)
----------------------------------------------------------     ------              ------              ------
Total from investment operations                                $2.42               $2.50              $(2.54)
----------------------------------------------------------     ------              ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                        $(0.04)                $--                 $--
----------------------------------------------------------     ------              ------              ------
Net asset value, end of period                                 $12.80              $10.42               $7.92
----------------------------------------------------------     ------              ------              ------
Total return (%)                                                23.29++             31.73              (24.28)++
----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##+                                                      2.05+               2.09                2.07+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                             (1.83)+             (1.49)              (1.50)+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 45                 287                 779
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                     $20,908              $8,413              $2,834
----------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets for Class C. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS subsequent to
    December 1, 2003. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December 1, 2003. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                            $(0.12)             $(0.17)             $(0.17)
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                       2.20+               2.59                4.01+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                             (1.98)+             (1.99)              (3.44)+
----------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class C shares, January 2, 2002, through July 31, 2002.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 + Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.05%
   and 2.07%, for the year ended July 31, 2003, and the period ended July 31, 2002, respectively.

See notes to financial statements.

Financial Highlights - continued

                                                           SIX MONTHS ENDED      YEAR ENDED         PERIOD ENDED
                                                               1/31/04             7/31/03             7/31/02*
CLASS I                                                      (UNAUDITED)

Net asset value, beginning of period                           $10.59               $7.97              $10.46
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                       $(0.05)             $(0.04)             $(0.03)
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              2.58                2.66               (2.46)
----------------------------------------------------------     ------              ------              ------
Total from investment operations                                $2.53               $2.62              $(2.49)
----------------------------------------------------------     ------              ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                        $(0.10)                $--                 $--
----------------------------------------------------------     ------              ------              ------
Net asset value, end of period                                 $13.02              $10.59               $7.97
----------------------------------------------------------     ------              ------              ------
Total return (%)                                                23.79++             33.00              (23.80)++
----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##+                                                      1.05+               1.09                1.07+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                             (0.83)+             (0.48)              (0.50)+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 45                 287                 779
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                      $7,659              $4,262              $2,063
----------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets for Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS subsequent to
    December 1, 2003. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December 1, 2003. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                            $(0.06)             $(0.08)             $(0.13)
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                       1.20+               1.59                2.99+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                             (0.98)+             (0.98)              (2.44)+
----------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class I shares, January 2, 2002, through July 31, 2002.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 + Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.05% and
   1.07%, for the year ended July 31, 2003, and the period ended July 31, 2002, respectively.

See notes to financial statements.

Financial Highlights - continued

                                                                    SIX MONTHS ENDED      PERIOD ENDED
                                                                        1/31/04              7/31/03*
CLASS R1**                                                            (UNAUDITED)

Net asset value, beginning of period                                     $10.51               $8.01
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                 $(0.08)             $(0.05)
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency transactions                                                    2.56                2.55
-------------------------------------------------------------------     -------              ------
Total from investment operations                                          $2.48               $2.50
-------------------------------------------------------------------     -------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign currency
  transactions                                                           $(0.09)                $--
-------------------------------------------------------------------     -------              ------
Net asset value, end of period                                           $12.90              $10.51
-------------------------------------------------------------------     -------              ------
Total return (%)                                                          23.58++             31.34++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##+                                                                1.56+               1.59+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                       (1.32)+             (0.96)+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                           45                 287
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $3,343                 $23
-----------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets for Class R1. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS subsequent to December 1, 2003.
    This arrangement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December
    1, 2003. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                      $(0.09)             $(0.08)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                 1.71+               2.09+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                       (1.47)+             (1.47)+
-----------------------------------------------------------------------------------------------------

 * For the period from the inception of Class R1 shares, December 31, 2002, through July 31, 2003.
** Effective November 3, 2003, Class R shares have been renamed R1 shares.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 + Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.55% for the period ended July 31, 2003.

See notes to financial statements.

                                                                  PERIOD ENDED
                                                                      1/31/04*
CLASS R2                                                           (UNAUDITED)

Net asset value, beginning of period                                   $11.80
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                               $(0.05)
-------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency transactions                                                  1.22
-----------------------------------------------------------------------------
Total from investment operations                                        $1.17
-----------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign currency
  transactions                                                         $(0.09)
-----------------------------------------------------------------------------
Net asset value, end of period                                         $12.88
-----------------------------------------------------------------------------
Total return (%)                                                        10.03++
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.78+
-------------------------------------------------------------------------------
Net investment loss                                                     (1.54)+
-------------------------------------------------------------------------------
Portfolio turnover                                                         45
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $6
-------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.55% of average daily net assets for Class R2. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS subsequent to December 1, 2003. This arrangement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December 1, 2003. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                    $(0.05)**
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                               1.93+
-------------------------------------------------------------------------------
Net investment loss                                                     (1.69)+
-------------------------------------------------------------------------------

 * For the period from the inception of Class R2 shares, October 31, 2003, through January 31, 2004.
** Per share impact was less than $(0.01).
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS New Endeavor Fund (the fund) is a diversified series of MFS Series
Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE  AGREEMENTS  -  The  fund may enter into repurchase agreements with
institutions   that   the   fund's   investment  adviser  has  determined  are
creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT SALES - The fund may enter into short sales. A short sale transaction involves selling a security which the fund does not own with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and capital losses.

The tax character of distributions declared for the years ended July 31, 2003 and July 31, 2002 was as follows:

                                                    7/31/03            7/31/02
Distributions paid from:
------------------------------------------------------------------------------
  In excess of capital gain                             $--            $79,769
------------------------------------------------------------------------------

As of July 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Capital loss carryforward                          $(1,239,380)
        ---------------------------------------------------------------
        Post-October capital loss deferral                    (143,288)
        ---------------------------------------------------------------
        Unrealized appreciation                              7,736,217
        ---------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on July 31, 2011 ($1,239,380).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets for Class A, Class B, Class C, Class I, and Class R1 and not greater than 0.55% of average daily net assets for Class R2. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS subsequent to December 1, 2003. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. At January 31, 2004, aggregate unreimbursed expenses amounted to $10,859. The fund will not be required to reimburse MFS the $58,125 for the expenses borne under a previous agreement that expired on December 1, 2003.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $66,731 for the six months ended January 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, and Class R2 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                CLASS A   CLASS B   CLASS C  CLASS R1   CLASS R2

Distribution Fee                  0.10%     0.75%     0.75%     0.25%      0.25%
--------------------------------------------------------------------------------
Service Fee                       0.25%     0.25%     0.25%     0.25%      0.25%
--------------------------------------------------------------------------------
Total Distribution Plan           0.35%     1.00%     1.00%     0.50%      0.50%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended January 31, 2004, amounted to:

                                CLASS A   CLASS B   CLASS C  CLASS R1   CLASS R2

Service Fee Retained by MFD      $6,976      $113       $71       $--        $--
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended January 31, 2004, were as follows:

                                CLASS A   CLASS B   CLASS C  CLASS R1   CLASS R2

Effective Annual Percentage
Rates                             0.35%     1.00%     1.00%     0.50%      0.50%
--------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended January 31, 2004, were as follows:

                                                 CLASS A    CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed            $--    $16,960       $934
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $48,342 for the six months ended January 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $6,449 for the six months ended January 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $108,552,973 and $38,020,965, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                    $126,931,571
        ---------------------------------------------------------------
        Gross unrealized appreciation                      $22,883,030
        ---------------------------------------------------------------
        Gross unrealized depreciation                         (783,650)
        ---------------------------------------------------------------
        Net unrealized appreciation                        $22,099,380
        ---------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended                         Year ended
                                                 1/31/04                                7/31/03
                                        SHARES             AMOUNT             SHARES              AMOUNT

CLASS A SHARES
Shares sold                            3,407,163         $40,938,510          1,659,489         $15,088,967
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                             24,175             283,809                 --                  --
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (435,865)         (5,097,348)          (589,151)         (5,299,588)
------------------------------------------------------------------------------------------------------------
Net increase                           2,995,473         $36,124,971          1,070,338          $9,789,379
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            2,676,825         $31,513,932          1,545,911         $13,966,228
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                             14,453             168,095                 --                  --
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (313,347)         (3,718,350)          (400,483)         (3,334,819)
------------------------------------------------------------------------------------------------------------
Net increase                           2,377,931         $27,963,677          1,145,428         $10,631,409
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              959,535         $11,371,525            650,329          $5,582,584
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              4,315              50,221                 --                  --
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (137,561)         (1,605,056)          (201,051)         (1,776,108)
------------------------------------------------------------------------------------------------------------
Net increase                             826,289          $9,816,690            449,278          $3,806,476
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              197,360          $2,442,445            168,522          $1,596,248
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              4,045              47,809                 --                  --
------------------------------------------------------------------------------------------------------------
Shares reacquired                        (15,251)           (180,733)           (25,047)           (204,786)
------------------------------------------------------------------------------------------------------------
Net increase                             186,154          $2,309,521            143,475          $1,391,462
------------------------------------------------------------------------------------------------------------

                                               Six months ended                        Period ended
                                                   1/31/04                               7/31/03*
                                          SHARES             AMOUNT             SHARES              AMOUNT

CLASS R1 SHARES
Shares sold                              413,565          $4,882,519              2,291             $21,417
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              1,308              15,325                 --                  --
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (157,925)         (1,825,796)              (105)             (1,107)
------------------------------------------------------------------------------------------------------------
Net increase                             256,948          $3,072,048              2,186             $20,310
------------------------------------------------------------------------------------------------------------

                                                 Period ended
                                                  1/31/04**
                                          SHARES             AMOUNT

CLASS R2 SHARES

Shares sold                                  425              $5,020
---------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                  3                  40
---------------------------------------------------------------------
Net increase                                 428              $5,060
---------------------------------------------------------------------

 * For the period from the inception of Class R1 shares, December 31, 2002, through July 31, 2003.
** For the period from the inception of Class R2 shares, October 31, 2003, through January 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended January 31, 2004, was $310. The fund had no borrowings during the period.

(7) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately
$25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley), settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its allocation of brokerage commissions and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley, and relating to the effectiveness of the disclosure of such practices to the boards of trustees of the various MFS funds and in the funds' Statements of Additional Information. MFS is pursuing a possible settlement of these allegations. MFS believes that any settlement could include MFS being sanctioned and MFS' payment of compensation or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59)                     DAVID H. GUNNING(4) (born 05/30/42)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Cleveland-Cliffs Inc. (mining products and service
Executive Officer and Director                           provider), Vice Chairman/Director (since April
                                                         2001); Encinitos Ventures (private investment
ROBERT J. MANNING(2)(7) (born 10/20/63)                  company), Principal (1997 to April 2001); Lincoln
Trustee                                                  Electric Holdings, Inc. (welding equipment
Massachusetts Financial Services Company, Chief          manufacturer), Director; Southwest Gas Corporation
Executive Officer, President, Chief Investment           (natural gas distribution company), Director
Officer and Director
                                                         WILLIAM R. GUTOW (born 09/27/41)
KEVIN R. PARKE(2)(5) (born 12/14/59)                     Trustee
Trustee                                                  Private investor and real estate consultant;
Massachusetts Financial Services Company,                Capitol Entertainment Management Company (video
President, Chief Investment Officer and Director         franchise), Vice Chairman

ROBERT C. POZEN(2)(7) (born 08/08/46)                    AMY B. LANE(4) (born 02/08/53)
Trustee                                                  Trustee
Massachusetts Financial Services Company, Chairman       Retired; Merrill Lynch & Co., Inc., Managing
(since February 2004); Harvard Law School                Director, Investment Banking Group (1997 to
(education), John Olin Visiting Professor (since         February 2001); Borders Group, Inc. (book and
July 2002); Secretary of Economic Affairs, The           music retailer), Director; Federal Realty
Commonwealth of Massachusetts (January 2002 to           Investment Trust (real estate investment trust),
December 2002); Fidelity Investments, Vice               Trustee
Chairman (June 2000 to December 2001); Fidelity
Management & Research Company (investment                ABBY M. O'NEILL(3) (born 04/27/28)
adviser), President (March 1997 to July 2001); The       Trustee
Bank of New York (financial services), Director;         Private investor; Rockefeller Financial Services,
Bell Canada Enterprises (telecommunications),            Inc. (investment advisers), Chairman and Chief
Director; Telesat (satellite communications),            Executive Officer
Director.
                                                         LAWRENCE T. PERERA (born 06/23/35)
JEFFREY L. SHAMES(2)(6) (born 06/02/55)                  Trustee
Trustee                                                  Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35)
INDEPENDENT TRUSTEES                                     Trustee
J. ATWOOD IVES (born 05/01/36)                           Private investor; Harvard University Graduate
Co-Chair                                                 School of Business Administration, Class of 1961
Private investor; KeySpan Corporation (energy            Adjunct Professor in Entrepreneurship Emeritus;
related services), Director; Eastern Enterprises         CBL & Associates Properties, Inc. (real estate
(diversified services company), Chairman, Trustee        investment trust), Director
and Chief Executive Officer (until November 2000)
                                                         J. DALE SHERRATT (born 09/23/38)
WARD SMITH (born 09/13/30)                               Trustee
Co-Chair                                                 Insight Resources, Inc. (acquisition planning
Private investor                                         specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
LAWRENCE H. COHN, M.D. (born 03/11/37)                   General Partner (since 1993); Cambridge
Trustee                                                  Nutraceuticals (professional nutritional
Brigham and Women's Hospital, Chief of Cardiac           products), Chief Executive Officer (until May
Surgery; Harvard Medical School, Professor of            2001)
Surgery
                                                         ELAINE R. SMITH (born 04/25/46)
                                                         Trustee
                                                         Independent health care industry consultant


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Resigned on February 13, 2004.
(7) Appointed Trustee on February 24, 2004.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN(2) (born 09/12/59)                        RICHARD M. HISEY (born 08/29/58)
Trustee and President                                    Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Senior
Executive Officer and Director                           Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JAMES R. BORDEWICK, JR. (born 03/06/59)                  July 2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer (prior to September 2000); Lexington
Vice President and Associate General Counsel             Funds, Treasurer (prior to September 2000)

STEPHEN E. CAVAN(4) (born 11/06/53)                      ROBERT J. MANNING(3) (born 10/20/63)
Secretary and Clerk                                      President
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Chief
Vice President, General Counsel and Secretary            Executive Officer, President, Chief Investment
                                                         Officer and Director
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
ROBERT R. FLAHERTY (born 09/18/63)                       Vice President
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)


The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as a Trustee of the Trust continually since originally appointed until February 13,
2004. Messrs. Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Mr. Gutow has served as a Trustee of the Trust since
August 1, 2001. Messrs. Cohn, Sherratt and Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees of the Trust since
February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
David E. Sette-Ducati(1)


(1) MFS Investment Management
(2) Resigned on February 6, 2004.
(3) Appointed President on February 6, 2004.
(4) Resigned March 15, 2004.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. The prospectus contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees and charges involved, as well as other information about the fund. You should consider this information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              NEF-SEM-3/04 36M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 1/31/04

                                  MFS(R) EUROPEAN EQUITY FUND
                                  -----------------------------


                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) EUROPEAN EQUITY FUND

The fund seeks to provide capital appreciation.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------
PERFORMANCE SUMMARY                            1
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       3
------------------------------------------------
FINANCIAL STATEMENTS                           6
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 11
------------------------------------------------
TRUSTEES AND OFFICERS                         16


-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/04
-------------------------------------------------------------------------------

Currently, the fund offers Class A and Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in the net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

CALL 1-800-343-2829 EXT. 35941 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS EUROPEAN EQUITY FUND

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                       Class
  Share class      inception date     6-mo       1-yr       3-yr       Life*
------------------------------------------------------------------------------
       A              8/3/1999          --        44.33%      0.93%      6.26%
------------------------------------------------------------------------------
       I              8/4/1999          --        44.37%      1.09%      6.57%
------------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average Europe
an region fund+                        25.28%     47.04%     -2.24%      2.49%
------------------------------------------------------------------------------
MSCI Europe Index#                     24.06%     47.76%     -2.52%      0.06%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

----------------------
Average annual
with sales charge**
----------------------

------------------------------------------------------------------------------
       A                                --        36.03%     -1.05%      4.87%
------------------------------------------------------------------------------

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

  Share class                          6-mo       1-yr       3-yr       Life*
------------------------------------------------------------------------------
       A                               24.10%     44.33%      2.81%     31.39%
------------------------------------------------------------------------------
       I                               24.08%     44.37%      3.31%     33.07%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

 * For the period from the commencement of the fund's investment operations, August 3, 1999, through January 31, 2004. Index information is from August 1, 1999.
** Takes into account the maximum sales charge of 5.75%.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX -- measures the performance of stocks in European developed markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 1/31/04
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 99.4%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES                 $ VALUE
-------------------------------------------------------------------------------------------------------
Foreign Stocks - 98.3%
-------------------------------------------------------------------------------------------------------
Austria - 2.4%
-------------------------------------------------------------------------------------------------------
Boehler-Uddeholm AG (Steel)                                                 210                 $15,547
-------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Companies)                                                         1,684                 218,363
-------------------------------------------------------------------------------------------------------
Telekom Austria AG (Telephone Services)                                   4,950                  69,790
-------------------------------------------------------------------------------------------------------
                                                                                               $303,700
-------------------------------------------------------------------------------------------------------
Belgium - 2.0%
-------------------------------------------------------------------------------------------------------
Algemene Maatschappij voor Nijverheidskredit NV (Banks &
Credit Companies)                                                           215                 $12,985
-------------------------------------------------------------------------------------------------------
Fortis (Banks & Credit Companies)                                        10,920                 243,319
-------------------------------------------------------------------------------------------------------
                                                                                               $256,304
-------------------------------------------------------------------------------------------------------
Denmark - 1.6%
-------------------------------------------------------------------------------------------------------
Danske Bank (Banks & Credit Companies)                                    8,430                $199,366
-------------------------------------------------------------------------------------------------------

Finland - 1.2%
-------------------------------------------------------------------------------------------------------
Fortum Oyj (Energy - Independent)                                         6,080                 $60,203
-------------------------------------------------------------------------------------------------------
Stora Enso Oyj (Forest & Paper Products)                                  7,000                  91,108
-------------------------------------------------------------------------------------------------------
                                                                                               $151,311
-------------------------------------------------------------------------------------------------------
France - 14.1%
-------------------------------------------------------------------------------------------------------
Axa (Insurance)                                                          12,150                $274,661
-------------------------------------------------------------------------------------------------------
BNP Paribas S.A. (Banks & Credit Companies)                               2,770                 172,502
-------------------------------------------------------------------------------------------------------
Cap Gemini S.A. (Computer Software - Systems)                             1,260                  55,805
-------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Banks & Credit Companies)                          10,211                 249,651
-------------------------------------------------------------------------------------------------------
France Telecom S.A. (Telephone Services)                                 13,030                 386,410
-------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)                                  2,630                 187,368
-------------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (Broadcast & Cable TV)                     1,482                  53,529
-------------------------------------------------------------------------------------------------------
Suez S.A. (Utilities - Electric Power)                                    9,770                 203,823
-------------------------------------------------------------------------------------------------------
Total S.A., "B" (Energy - Independent)                                      418                  73,668
-------------------------------------------------------------------------------------------------------
Veolia Environnement (Utilities - Electric Power)                         4,660                 131,461
-------------------------------------------------------------------------------------------------------
                                                                                             $1,788,878
-------------------------------------------------------------------------------------------------------
Germany - 7.2%
-------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                  5,360                $234,924
-------------------------------------------------------------------------------------------------------
Continental AG (Automotive)                                               1,440                  56,801
-------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG (Real Estate)*                                5,630                 154,268
-------------------------------------------------------------------------------------------------------
Linde AG (Specialty Chemicals)                                            3,020                 169,978
-------------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                     196                 111,806
-------------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                             1,093                  57,434
-------------------------------------------------------------------------------------------------------
Stada Arzneimittel AG (Pharmaceuticals)                                   2,083                 134,000
-------------------------------------------------------------------------------------------------------
                                                                                               $919,211
-------------------------------------------------------------------------------------------------------
Greece - 0.5%
-------------------------------------------------------------------------------------------------------
Cosmote Mobile Communications S.A. (Telephone Services)                   4,420                 $64,520
-------------------------------------------------------------------------------------------------------

Hungary - 1.1%
-------------------------------------------------------------------------------------------------------
OTP Bank, GDR (Banks & Credit Companies)*                                 5,200                $145,756
-------------------------------------------------------------------------------------------------------

Ireland - 2.6%
-------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., PLC (Banks & Credit Companies)*                   8,588                $145,150
-------------------------------------------------------------------------------------------------------
Depfa Bank PLC (Banks & Credit Companies)                                 1,220                 179,302
-------------------------------------------------------------------------------------------------------
                                                                                               $324,452
-------------------------------------------------------------------------------------------------------
Italy - 1.6%
-------------------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcast & Cable TV)                                    3,510                 $41,531
-------------------------------------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Furniture & Appliances)                  3,070                  55,291
-------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A. (Insurance)                          5,800                 105,252
-------------------------------------------------------------------------------------------------------
                                                                                               $202,074
-------------------------------------------------------------------------------------------------------
Netherlands - 3.8%
-------------------------------------------------------------------------------------------------------
ABN AMRO Holding N.V. (Brokerage & Asset Managers)*                       3,710                 $89,089
-------------------------------------------------------------------------------------------------------
Euronext N.V. (Banks & Credit Companies)                                  4,580                 118,366
-------------------------------------------------------------------------------------------------------
IHC Caland N.V. (Oil Services)*                                             980                  50,252
-------------------------------------------------------------------------------------------------------
Koninklijke KPN N.V. (Telephone Services)                                12,060                  99,437
-------------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)*                                         3,864                 122,481
-------------------------------------------------------------------------------------------------------
                                                                                               $479,625
-------------------------------------------------------------------------------------------------------
Norway - 1.2%
-------------------------------------------------------------------------------------------------------
DNB NOR ASA (Banks & Credit Companies)                                   25,122                $150,802
-------------------------------------------------------------------------------------------------------

Russia - 0.1%
-------------------------------------------------------------------------------------------------------
YUKOS, ADR (Energy - Independent)                                           410                 $16,933
-------------------------------------------------------------------------------------------------------

Spain - 5.5%
-------------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                    5,250                $153,337
-------------------------------------------------------------------------------------------------------
Compania de Distribucion Integral Logista, S.A. (Printing
& Publishing)                                                             1,645                  53,065
-------------------------------------------------------------------------------------------------------
Repsol YPF, S.A. (Oil Services)                                           4,000                  81,256
-------------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)                                     26,392                 411,548
-------------------------------------------------------------------------------------------------------
                                                                                               $699,206
-------------------------------------------------------------------------------------------------------
Sweden - 5.1%
-------------------------------------------------------------------------------------------------------
Alfa Laval AB (Machinery & Tools)                                         9,800                $146,062
-------------------------------------------------------------------------------------------------------
Atlas Copco AB (Machinery & Tools)                                        3,430                 129,076
-------------------------------------------------------------------------------------------------------
Autoliv, Inc. (Automotive)                                                1,390                  57,182
-------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB (Specialty Stores)                                    6,240                 152,339
-------------------------------------------------------------------------------------------------------
Sandvik AB (Machinery & Tools)                                            4,700                 158,167
-------------------------------------------------------------------------------------------------------
                                                                                               $642,826
-------------------------------------------------------------------------------------------------------
Switzerland - 15.3%
-------------------------------------------------------------------------------------------------------
Credit Suisse Group (Banks & Credit Companies)                            5,280                $199,400
-------------------------------------------------------------------------------------------------------
Givaudan S.A. (Consumer Goods & Services)                                   208                 108,535
-------------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcoholic Beverages)                              1,295                 341,466
-------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                             7,945                 357,465
-------------------------------------------------------------------------------------------------------
Roche Holdings AG (Pharmaceuticals)                                       3,810                 385,811
-------------------------------------------------------------------------------------------------------
Straumann Holdings AG (Medical Equipment)                                   395                  57,724
-------------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                   2,080                 142,565
-------------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical Equipment)                                    46                  47,275
-------------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)                                         4,258                 305,206
-------------------------------------------------------------------------------------------------------
                                                                                             $1,945,447
-------------------------------------------------------------------------------------------------------
United Kingdom - 33.0%
-------------------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                         9,840                $466,294
-------------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)*                                                   24,180                 225,687
-------------------------------------------------------------------------------------------------------
Barclays (Banks & Credit Companies)*                                     18,790                 169,391
-------------------------------------------------------------------------------------------------------
BG Group PLC (Energy - Independent)                                      22,880                 115,319
-------------------------------------------------------------------------------------------------------
BP Amoco PLC (Energy - Integrated)*                                      57,661                 449,714
-------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcast & Cable TV)                 9,160                 123,782
-------------------------------------------------------------------------------------------------------
Burberry Group PLC (Apparel Manufacturers)                               10,100                  64,011
-------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Non-Alcoholic Beverages)*                  23,770                 174,134
-------------------------------------------------------------------------------------------------------
Cookson Group PLC (Electronics)                                         120,600                  98,287
-------------------------------------------------------------------------------------------------------
Easy Jet PLC (Airlines)                                                  17,740                 109,363
-------------------------------------------------------------------------------------------------------
Intertek Group PLC (Special Products & Services)                          4,430                  37,717
-------------------------------------------------------------------------------------------------------
Johnson Service Group PLC (Consumer Services)                            10,390                  72,851
-------------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                               12,941                 111,949
-------------------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)*                                       31,243                 158,039
-------------------------------------------------------------------------------------------------------
Legal & General Group PLC (Insurance)*                                  115,830                 208,840
-------------------------------------------------------------------------------------------------------
NEXT PLC (General Merchandise)                                            3,953                  92,582
-------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)*                        7,780                 181,787
-------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                                21,225                 182,065
-------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit
Companies)*                                                              12,334                 363,895
-------------------------------------------------------------------------------------------------------
Taylor & Francis Group PLC (Printing & Publishing)                        4,100                  37,633
-------------------------------------------------------------------------------------------------------
United Utilities PLC (Utilities - Electric Power)                        15,520                  82,181
-------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Communications)*                           162,590                 407,149
-------------------------------------------------------------------------------------------------------
William Hill PLC (Gaming & Lodging)                                      12,870                 104,068
-------------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                    26,310                 153,330
-------------------------------------------------------------------------------------------------------
                                                                                             $4,190,068
-------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                        $12,480,479
-------------------------------------------------------------------------------------------------------

U.S. Stocks - 1.1%
-------------------------------------------------------------------------------------------------------
Business Services - 1.1%
-------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                            2,975                $137,981
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $10,791,094)                                                 $12,618,460
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.8%
-------------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                     $ VALUE
-------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 2/02/04                                $360                $359,990
-------------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 2/02/04                                       126                 125,996
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                $485,986
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $11,277,080)                                            $13,104,446
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.2)%                                                        (408,706)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                         $12,695,740
-------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 1/31/04

ASSETS

Investments, identified cost                                        $11,277,080
-----------------------------------------------------------------------------------------------------
Unrealized appreciation                                               1,827,366
-----------------------------------------------------------------------------------------------------
Total investments, at value                                                               $13,104,446
-----------------------------------------------------------------------------------------------------
Cash                                                                        955
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $7)                              7
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                          53,708
-----------------------------------------------------------------------------------------------------
Dividends and interest receivable                                         7,207
-----------------------------------------------------------------------------------------------------
Other assets                                                                309
-----------------------------------------------------------------------------------------------------
Total assets                                                                              $13,166,632
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                      $322,538
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                      147,659
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                            522
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                         173
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                            $470,892
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $12,695,740
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                     $10,814,780
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in
foreign currencies                                                    1,828,554
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                    59,116
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                          (6,710)
-----------------------------------------------------------------------------------------------------
Total                                                                                     $12,695,740
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
-----------------------------------------------------------------------------------------------------
  Class A                                                                 2,969
-----------------------------------------------------------------------------------------------------
  Class I                                                             1,273,057
-----------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                                             1,276,026
-----------------------------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------------------------
  Class A                                                               $29,366
-----------------------------------------------------------------------------------------------------
  Class I                                                            12,666,374
-----------------------------------------------------------------------------------------------------
Total net assets                                                                          $12,695,740
-----------------------------------------------------------------------------------------------------
Class A shares
-----------------------------------------------------------------------------------------------------
  Net asset value per share (net assets / shares of beneficial
interest outstanding)                                                                           $9.89
-----------------------------------------------------------------------------------------------------
  Offering price per share (100 / 94.25 X net asset value per
share)                                                                                         $10.49
-----------------------------------------------------------------------------------------------------
Class I shares
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
share
  (net assets / shares of beneficial interest outstanding)                                      $9.95
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 1/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                              $59,991
-----------------------------------------------------------------------------------------------------
  Interest                                                                 1,607
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                  (6,989)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                       $54,609
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                         $37,777
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                              5,654
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                         189
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                           21,500
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                           16,454
-----------------------------------------------------------------------------------------------------
  Printing                                                                 2,714
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                 535
-----------------------------------------------------------------------------------------------------
  Postage                                                                     32
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                            4,933
-----------------------------------------------------------------------------------------------------
Total expenses                                                                                $89,788
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                       (36)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (39,384)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                  $50,368
-----------------------------------------------------------------------------------------------------
Net investment income                                                                          $4,241
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                               $346,807
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                            3,467
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                                 $350,274
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                         $1,812,146
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies              1,256
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                                $1,813,402
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                   $2,163,676
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                     $2,167,917
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS
                                                                        ENDED              YEAR ENDED
                                                                       1/31/04              7/31/03
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                    $4,241               $12,158
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                            350,274              (132,903)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                           1,813,402                62,669
---------------------------------------------------------------     -----------           -----------
Increase (decrease) in net assets from operations                    $2,167,917              $(58,076)
---------------------------------------------------------------     -----------           -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                                       $(72)              $(4,382)
-----------------------------------------------------------------------------------------------------
From net investment income (Class I)                                    (27,554)               (2,996)
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(27,626)              $(7,378)
---------------------------------------------------------------     -----------           -----------
Net increase in net assets from fund share transactions              $2,016,620            $7,665,815
---------------------------------------------------------------     -----------           -----------
Total increase in net assets                                         $4,156,911            $7,600,361
---------------------------------------------------------------     -----------           -----------

NET ASSETS

At beginning of period                                               $8,538,829              $938,468
-----------------------------------------------------------------------------------------------------
At end of period                                                    $12,695,740            $8,538,829
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss and undistributed net
investment income included in net assets at end of period               $(6,710)              $16,675
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                                               YEAR ENDED 7/31
                                              SIX MONTHS ENDED     ----------------------------------------      PERIOD ENDED
CLASS A                                            1/31/04             2003            2002            2001        7/31/00*
                                                 (UNAUDITED)
Net asset value, beginning of period            $7.99             $7.48             $8.49            $13.21          $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                      $0.00**           $0.13             $0.06             $0.06           $0.10
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency            1.92              0.44             (1.03)            (2.04)           3.20
------------------------------------------     ------            ------            ------            ------          ------
Total from investment operations                $1.92             $0.57            $(0.97)           $(1.98)          $3.30
------------------------------------------     ------            ------            ------            ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                   $(0.02)           $(0.06)           $(0.04)           $(0.08)         $(0.01)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                --                --                --             (2.64)          (0.08)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --                --                --             (0.02)             --
------------------------------------------     ------            ------            ------            ------          ------
Total distributions declared to
shareholders                                   $(0.02)           $(0.06)           $(0.04)           $(2.74)         $(0.09)
------------------------------------------     ------            ------            ------            ------          ------
Net asset value, end of period                  $9.89             $7.99             $7.48             $8.49          $13.21
------------------------------------------     ------            ------            ------            ------          ------
Total return (%)(+)                             24.10++            7.77            (11.45)           (16.67)          33.15++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.00+             1.02              1.01              1.06            1.00+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                            0.10+             1.63              0.70              0.59            0.82+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 48                88               133               104             143
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $29               $19              $534              $590            $677
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management fees, such that Other Expenses do not exceed 0.25%
    annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class A. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                            $(0.03)           $(0.28)           $(0.62)           $(0.77)         $(0.68)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                       1.79+             6.27              9.30              9.30            7.51+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                             (0.69)+           (3.62)            (7.59)            (7.65)          (5.69)+
------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, August 3, 1999, through July 31, 2000.
 ** Per share amount was less than $0.01.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
                                                                               YEAR ENDED 7/31
                                              SIX MONTHS ENDED     ----------------------------------------      PERIOD ENDED
CLASS I                                           1/31/04              2003            2002            2001        7/31/00*
                                                (UNAUDITED)
Net asset value, beginning of period            $8.04             $7.52             $8.52            $13.22           $9.93
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                      $0.00**           $0.02             $0.12             $0.08           $0.07
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency            1.93              0.56++++         (1.08)            (2.04)           3.31
------------------------------------------     ------            ------            ------            ------          ------
Total from investment operations                $1.93             $0.58            $(0.96)           $(1.96)          $3.38
------------------------------------------     ------            ------            ------            ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                   $(0.02)           $(0.06)           $(0.04)           $(0.08)         $(0.01)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                --                --                --             (2.64)          (0.08)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --                --                --             (0.02)             --
------------------------------------------     ------            ------            ------            ------          ------
Total distributions declared to
shareholders                                   $(0.02)           $(0.06)           $(0.04)           $(2.74)         $(0.09)
------------------------------------------     ------            ------            ------            ------          ------
Net asset value, end of period                  $9.95             $8.04             $7.52             $8.52          $13.22
------------------------------------------     ------            ------            ------            ------          ------
Total return (%)                                24.08++            7.86            (11.30)           (16.46)          34.18++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.00+             1.02              1.01              1.06            1.00+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                            0.08+             0.44              1.53              0.79            0.58+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 48                88               133               104             143
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)     $12,666            $8,520              $405                $0+++           $0+++
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management fees, such that Other Expenses do not exceed 0.25%
    annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                            $(0.03)           $(0.27)           $(0.53)           $(0.77)         $(0.76)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                       1.79+             6.27              9.30              9.30            7.51+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                             (0.71)+           (4.81)            (6.76)            (7.45)          (5.93)+
------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class I shares, August 4, 1999, through July 31, 2000.
  ** Per share amount was less than $0.01.
   + Annualized.
  ++ Not annualized.
 +++ Class I net assets were less than $500.
++++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS European Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL   -  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended July 31, 2003 and July 31, 2002 was as follows:

                                                7/31/03      7/31/02
          Distributions declared from:
          ----------------------------------------------------------
            Ordinary income                      $7,378       $3,136
          ----------------------------------------------------------

As of July 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                     $16,730
          ----------------------------------------------------------
          Capital loss carryforward                        (176,930)
          ----------------------------------------------------------
          Post-October capital loss deferral                (79,577)
          ----------------------------------------------------------
          Unrealized depreciation                           (19,499)
          ----------------------------------------------------------
          Other temporary differences                           (55)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE

          July 31, 2009                                     $(7,123)
          ----------------------------------------------------------
          July 31, 2010                                     (92,040)
          ----------------------------------------------------------
          July 31, 2011                                     (77,767)
          ----------------------------------------------------------
          Total                                           $(176,930)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class A and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. At January 31, 2004, aggregate unreimbursed expenses amounted to $18,457. The fund will not be required to reimburse MFS the $20,927 for the expenses borne under a previous agreement that expired on December 1, 2003.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). Prior to January 31, 2004 the Trustees waived their fees.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges for the six months ended January 31, 2004 on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for Class A shares are as follows:

                                                             CLASS A

          Distribution Fee                                     0.10%
          ----------------------------------------------------------
          Service Fee                                          0.25%
          ----------------------------------------------------------
          Total Distribution Plan                              0.35%
          ----------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee and the 0.25% per annum Class A service fee will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares of the fund during the six months ended January 31, 2004.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $5,541 for the six months ended January 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $113 for the six months ended January 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $7,317,297 and $4,636,005, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $11,311,731
          ----------------------------------------------------------
          Gross unrealized appreciation                  $1,840,682
          ----------------------------------------------------------
          Gross unrealized depreciation                     (47,967)
          ----------------------------------------------------------
          Net unrealized appreciation                    $1,792,715
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                             Six months ended 1/31/04    Year ended 7/31/03
                               SHARES       AMOUNT       SHARES      AMOUNT

CLASS A SHARES

Shares sold                        630        $5,000          38         $292
--------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                        8            72         609        4,689
--------------------------------------------------------------------------------
Shares reacquired                   (2)          (15)    (69,717)    (565,120)
--------------------------------------------------------------------------------
Net increase (decrease)            636        $5,057     (69,070)   $(560,139)
--------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                    362,018    $3,340,279   1,033,837   $8,424,621
--------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                    2,937        27,555         414        2,995
--------------------------------------------------------------------------------
Shares reacquired             (152,105)   (1,356,271)    (27,848)    (201,662)
--------------------------------------------------------------------------------
Net increase                   212,850    $2,011,563   1,006,403   $8,225,954
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $68 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley), settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its allocation of brokerage commissions and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley, and relating to the effectiveness of the disclosure of such practices to the boards of trustees of the various MFS funds and in the funds' Statements of Additional Information. MFS is pursuing a possible settlement of these allegations. MFS believes that any settlement could include MFS being sanctioned and MFS' payment of compensation or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59) Trustee and         DAVID H. GUNNING(4) (born 05/30/42) Trustee
President                                                Cleveland-Cliffs Inc. (mining products and service
Massachusetts Financial Services Company, Chief          provider), Vice Chairman/Director (since April
Executive Officer and Director                           2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(8) (born 10/20/63) Trustee          Electric Holdings, Inc. (welding equipment
and President                                            manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41) Trustee
                                                         Private investor and real estate consultant;
KEVIN R. PARKE(2)(5) (born 12/14/59) Trustee             Capitol Entertainment Management Company (video
Massachusetts Financial Services Company,                franchise), Vice Chairman
President, Chief Investment Officer and Director
                                                         AMY B. LANE(4) (born 02/08/53) Trustee
ROBERT C. POZEN(2)(8) (born 08/08/46) Trustee            Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to
(since February 2004); Harvard Law School                February 2001); Borders Group, Inc. (book and
(education), John Olin Visiting Professor (since         music retailer), Director; Federal Realty
July 2002); Secretary of Economic Affairs, The           Investment Trust (real estate investment trust),
Commonwealth of Massachusetts (January 2002 to           Trustee
December 2002); Fidelity Investments, Vice
Chairman (June 2000 to December 2001); Fidelity          ABBY M. O'NEIL(3) (born 04/27/28) Trustee
Management & Research Company (investment                Private Investor; Rockefeller Financial Services,
adviser), President (March 1997 to July 2001); The       Inc. (investment advisors), Chairman and Chief
Bank of New York (financial services), Director;         Executive Officer
Bell Canada Enterprises (telecommunications),
Director; Telesat (satellite communications),            LAWRENCE T. PERERA (born 06/23/35) Trustee
Director                                                 Hemenway & Barnes (attorneys), Partner

JEFFREY L. SHAMES(2)(7) (born 06/02/55) Trustee          WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
J. ATWOOD IVES (born 05/01/36) Co-Chair                  CBL & Associates Properties, Inc. (real estate
Private investor; KeySpan Corporation (energy            investment trust), Director
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        J. DALE SHERRATT (born 09/23/38) Trustee
and Chief Executive Officer (until November 2000)        Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WARD SMITH (born 09/13/30) Co-Chair                      (investor in health care companies), Managing
Private investor                                         General Partner (since 1993); Cambridge
                                                         Nutraceuticals (professional nutritional
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           products), Chief Executive Officer (until May
Brigham and Women's Hospital, Chief of Cardiac           2001)
Surgery; Harvard Medical School, Professor of
Surgery                                                  ELAINE R. SMITH (born 04/25/46) Trustee
                                                         Independent health care industry consultant


OFFICERS
JOHN W. BALLEN(5) (born 09/12/59) Trustee and            RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chief          Vice President (since July 2002); The Bank of New
Executive Officer and Director                           York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and Chief Financial
Secretary and Assistant Clerk                            Officer (prior to September 2000); Lexington
Massachusetts Financial Services Company, Senior         Funds, Treasurer (prior to September 2000)
Vice President and Associate General Counsel
                                                         ROBERT J. MANNING(6) (born 10/20/63) President
STEPHEN E. CAVAN(9) (born 11/06/53) Secretary and        Massachusetts Financial Services Company, Chief
Clerk                                                    Executive Officer, President, Chief Investment
Massachusetts Financial Services Company, Senior         Officer and Director
Vice President, General Counsel and Secretary
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53) Assistant           Massachusetts Financial Services Company, Vice
Treasurer                                                President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60) Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Appointed President on February 6, 2004.
(7) Resigned February 13, 2004.
(8) Appointed Trustee on February 24, 2004.
(9) Resigned March 15, 2004.

Trustees and Officers - continued

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Mr. Shames served as Trustee of the Trust continously since originally appointed until February 13, 2004. Mr. Gutow has served as a Trustee of the Trust continuously since originally appointed. Messrs. Cohn, Sherratt and Smith, and Mr. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January 1, 2002, until February 6, 2004, and Mr. Parke served as a
Trustee of the Trust from January 1, 2002, until February 6, 2004. Mr. Gunning and Ms. Lane have served as
Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees since February
24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

DIRECTOR OF GLOBAL EQUITY RESEARCH
David A. Antonelli+

CUSTODIANS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

JP Morgan Chase Bank
One Chase Manhattan Plaza
New York, NY 10081

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov


+ MFS Investment Management

MFS(R) EUROPEAN EQUITY FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                            INCXB-SEM 3/04

MFS(R) Mutual Funds

SEMIANNUAL REPORT 1/31/04

MFS(R) STRATEGIC VALUE FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) STRATEGIC VALUE FUND

The fund seeks to provide capital appreciation.

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           3
----------------------------------------------------
MANAGEMENT REVIEW                                  4
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              14
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     31
----------------------------------------------------
TRUSTEES AND OFFICERS                             42
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       44
----------------------------------------------------
CONTACT INFORMATION                               45
----------------------------------------------------
ASSET ALLOCATION                                  46

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As the firm's new Chief Executive Officer, I want to assure you that the responsibility of managing other people's money is one that we have taken very seriously for 80 years. I want to thank you for your continued trust in MFS(R) and tell you about the series of actions we are undertaking since our recent settlement with regulators to set a new standard in the industry for corporate governance, compliance, and serving shareholder interests.

As you may know, in early February MFS reached agreement with federal and state regulators to settle their administrative proceedings against MFS in connection with market timing and related issues. We regret the concerns raised by the proceedings for our clients and are pleased to have reached a settlement that will fully reimburse fund shareholders for any harm that occurred.

As part of our ongoing efforts to earn and maintain your trust, we have put our policies and practices under an intensive internal review. We have enhanced our management team and strengthened controls around market timing and excessive trading. At the same time, we have taken a series of actions to strengthen the management and governance structure of the funds and tighten our business practices. We will be communicating more about these actions in the coming weeks, but I'd like to highlight the recent management changes.

In early February, Robert Pozen joined MFS as non-executive Chairman.
Bob, a seasoned veteran of the mutual fund industry, has held prior positions as president of Fidelity Management & Research Company, Associate General Counsel of the Securities and Exchange Commission, and a visiting professor at Harvard Law School. He authored the industry's bible, The Mutual
Fund Business.

In an effort to develop and implement policies that set new standards in fund governance, regulatory compliance, and shareholder protection, MFS has hired two new senior executives. Jeffrey Carp is joining us as General Counsel with responsibility for all of our legal affairs. Previously he was a senior partner with the law firm of Hale and Dorr LLP, and he brings more than 22 years of experience in mutual fund, securities, and corporate law. Also joining MFS in the new position of Chief Regulatory Officer is Maria Dwyer, who is returning to the firm after eight years as a senior executive at Fidelity. At MFS, Maria will be in charge of compliance, internal audit, and fund treasury. Both Jeffrey and Maria join our Management Committee, the firm's highest executive body.

As Chief Investment Officer, my focus is on ensuring that our portfolio teams continue to work together and tap into all the resources available to them to help deliver the best possible investment performance.

By strengthening our business and governance practices we believe we have an unprecedented opportunity to set a new standard in the mutual fund industry. As the inventor of the open-end mutual fund in America in 1924, MFS has a tradition and culture of innovation. We believe that it is time for the industry to move beyond what is required by law in order to demonstrate that our first commitment is to our shareholders.

As I look ahead, I do so with confidence. The collaboration among teams of MFS employees, many of whom have worked at the firm for their entire careers, will continue as they remain singularly focused on dedication to our clients. It has been our sincere privilege to serve you, and we thank you for the confidence that you have shown in MFS.

     Respectfully,

 /s/ Robert J. Manning

     Robert J. Manning
     Chief Executive Officer
     MFS Investment Management(R)

     February 27, 2004

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as non-executive Chairman. Also, on February 6, 2004, Robert J. Manning was appointed Chief Executive Officer, President, and Chief Investment Officer.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o   global asset management expertise across all asset classes

o   time-tested money management process for pursuing consistent results

o   full spectrum of investment products backed by MFS Original Research(R)

o   resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o   analyzing financial statements and balance sheets

o   talking extensively with companies' customers and competitors

o   developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The stock market rose throughout the six-month period ended January 31, 2004, buoyed by clear signs of economic recovery, improvements in corporate earnings, and a pickup in capital spending. During the period, market leadership expanded to include higher-quality stocks, which fit well with the fund's investment style.

DETRACTORS FROM PERFORMANCE

The main sectors that detracted from performance of the fund were health care, leisure and technology.

The fund's overweighting in health care hurt performance as the sector underperformed the broad market during the period. Stock selection in the sector was also somewhat negative. The fund's position in Schering-Plough was among the portfolio's primary detractors from relative performance, as the pharmaceutical firm underperformed on the news of lower earnings.

Stock selection in the leisure sector also held back results. Entertainment holding Viacom lagged as the recovery we had anticipated in advertising was slow to materialize. Viacom lost traction on continued near-term weak demand for radio advertising. As of period end, however, Viacom remained a significant position in the portfolio because we believe market conditions in 2004 could offer growth opportunities for advertising-sensitive media companies - given the confluence of a stronger economy, a U.S. presidential election, and the summer Olympics.

The fund's underperformance in technology was as a result of relative underweighting in the sector, which performed well during the period.

AT&T struggled during the period as the company continued to see deterioration in its core consumer business.

The portfolio's position in oil services company Cooper Cameron also hurt performance as Cooper surprised investors with weak fourth-quarter earnings after having manufacturing difficulties.

In consumer staples, the fund was hurt by not owning Altria, formerly Philip Morris. Altria's stock price rebounded during the period from earlier concerns about litigation and competitive pressures.

The stock of Owens-Illinois, a company that manufactures glass and plastic packaging, was a negative in the basic materials sector. The company had to deal with pressure from rising prices for the oil used to make its plastic bottles and for the natural gas used to power several of its factories.

On a relative basis, the fund's cash position was a significant detractor during the period. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to cover shareholder redemptions. In a period when equity markets rose sharply, cash holdings hurt performance against our benchmark, the Russell 1000 Value Index, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Financial services and industrial goods & services were the fund's strongest-performing sectors over the period, and individual holdings in several other sectors, such as technology, contributed to performance.

In the financial services sector, the fund benefited from not owning Bank of America stock, which was held back during the period on the news that it had agreed to purchase Fleet Boston for $47 billion. Our holding in Fleet Boston, however, rose on the same news - so the fund benefited both ways.

Tyco International, in the industrial goods & services sector, was the single top contributor to the portfolio during the period, as the company showed strong cash flows. We believe it will improve its margins in a few of its key businesses.

The fund's overweighted position in AT&T Wireless helped performance, as the third-largest U.S. wireless telephone company boosted sales and reduced costs. AT&T Wireless' stock also rose on the news that the company has hired bankers to explore the possibility of merging with another firm or even putting itself up for sale.

In the technology sector, Network Associates' stock rose on increased demand for its anti-virus software. Advanced Fibre also helped the fund as it was the beneficiary of an extensive telecommunications deal with Verizon. This stock was sold out of the portfolio during the period.

In the energy sector, the fund's holding in Schlumberger, an oilfield services company, rose sharply during the period.

     Respectfully,

 /s/ Kenneth J. Enright

     Kenneth J. Enright
     Portfolio Manager

This portfolio is actively managed, and current holdings may be different.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Past performance is no guarantee of future results. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                       Class
      Share          inception
      class            date        6 mo      1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
        A           3/17/1998       --      34.94%    2.10%    13.51%   13.97%
------------------------------------------------------------------------------
        B          12/29/2000       --      34.08%    1.46%    13.07%   13.59%
------------------------------------------------------------------------------
        C          12/29/2000       --      34.08%    1.46%    13.07%   13.59%
------------------------------------------------------------------------------
        I           3/17/1998       --      35.33%    2.44%    13.70%   14.11%
------------------------------------------------------------------------------
       R1**        12/31/2002       --      34.80%    2.06%    13.49%   13.95%
------------------------------------------------------------------------------
       R2          10/31/2003       --      34.76%    2.05%    13.48%   13.94%
------------------------------------------------------------------------------
      529A          7/31/2002       --      34.63%    1.95%    13.42%   13.89%
------------------------------------------------------------------------------
      529B          7/31/2002       --      33.65%    1.63%    13.20%   13.70%
------------------------------------------------------------------------------
      529C          7/31/2002       --      33.65%    1.63%    13.20%   13.70%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative Benchmarks
------------------------------------------------------------------------------
  Average multicap
  value fund+                      17.21%   36.29%    1.36%     5.03%    4.06%
------------------------------------------------------------------------------
  Russell 1000 Value Index#        16.86%   35.60%    1.68%     3.76%    3.98%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

Share class
        A                           --      27.18%    0.10%    12.18%   12.83%
------------------------------------------------------------------------------
        B                           --      30.08%    0.48%    12.83%   13.50%
------------------------------------------------------------------------------
        C                           --      33.08%    1.46%    13.07%   13.59%
------------------------------------------------------------------------------
      529A                          --      26.89%   -0.04%    12.08%   12.75%
------------------------------------------------------------------------------
      529B                          --      29.65%    0.65%    12.96%   13.61%
------------------------------------------------------------------------------
      529C                          --      32.65%    1.63%    13.20%   13.70%
------------------------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative without
sales charge
--------------------

------------------------------------------------------------------------------
        A                         14.07%    34.94%    6.42%    88.48%  115.65%
------------------------------------------------------------------------------
        B                         13.65%    34.08%    4.44%    84.85%  111.49%
------------------------------------------------------------------------------
        C                         13.74%    34.08%    4.44%    84.85%  111.49%
------------------------------------------------------------------------------
        I                         14.26%    35.33%    7.49%    90.04%  117.24%
------------------------------------------------------------------------------
       R1**                        13.95%   34.80%    6.30%    88.27%  115.42%
------------------------------------------------------------------------------
       R2                          13.92%   34.76%    6.28%    88.23%  115.36%
------------------------------------------------------------------------------
      529A                         13.95%   34.63%    5.98%    87.69%  114.75%
------------------------------------------------------------------------------
      529B                         13.54%   33.65%    4.97%    85.91%  112.71%
------------------------------------------------------------------------------
      529C                         13.54%   33.65%    4.97%    85.91%  112.71%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
 * For the period from the commencement of the fund's investment operations, March 17, 1998, through January 31, 2004. Index information is from April 1, 1998.
** Effective November 3, 2003, Class R shares have been renamed R1 shares.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE RUSSELL 1000 VALUE INDEX - measures the performance of large-cap U.S. value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 1/31/04
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Stocks - 98.4%
-------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-------------------------------------------------------------------------------------------------------
U.S. Stocks - 97.5%
-------------------------------------------------------------------------------------------------------
Aerospace - 1.5%
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 363,290             $17,663,160
-------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 10.4%
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       602,970             $29,834,955
-------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                           281,770              12,561,307
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                           395,890              24,711,454
-------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                              354,460              13,784,949
-------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                872,200              28,529,662
-------------------------------------------------------------------------------------------------------
PNC Financial Services Group Co.                                      255,080              14,414,571
-------------------------------------------------------------------------------------------------------
                                                                                         $123,836,898
-------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.8%
-------------------------------------------------------------------------------------------------------
Comcast Corp.*                                                      1,006,020             $33,148,359
-------------------------------------------------------------------------------------------------------

Brokerage & Asset Managers - 2.0%
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             409,810             $24,092,730
-------------------------------------------------------------------------------------------------------

Chemicals - 2.1%
-------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                        275,790             $13,764,679
-------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                           53,300               2,339,870
-------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                 513,040               8,793,506
-------------------------------------------------------------------------------------------------------
                                                                                          $24,898,055
-------------------------------------------------------------------------------------------------------
Computer Software - 3.0%
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       830,590             $22,965,813
-------------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                            740,690              12,850,972
-------------------------------------------------------------------------------------------------------
                                                                                          $35,816,785
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.4%
-------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                  380,780             $22,488,867
-------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                             1,241,150              30,321,294
-------------------------------------------------------------------------------------------------------
                                                                                          $52,810,161
-------------------------------------------------------------------------------------------------------
Containers - 2.5%
-------------------------------------------------------------------------------------------------------
Owens Illinois, Inc.*                                               1,801,960             $20,145,913
-------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                        560,940               9,670,605
-------------------------------------------------------------------------------------------------------
                                                                                          $29,816,518
-------------------------------------------------------------------------------------------------------

Electrical Equipment - 3.6%
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                  553,770             $18,623,285
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                               909,120              24,318,960
-------------------------------------------------------------------------------------------------------
                                                                                          $42,942,245
-------------------------------------------------------------------------------------------------------
Energy - Independent - 2.0%
-------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                    319,995             $18,066,918
-------------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                             117,800               5,558,982
-------------------------------------------------------------------------------------------------------
                                                                                          $23,625,900
-------------------------------------------------------------------------------------------------------
Energy - Integrated - 1.1%
-------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                            300,670             $13,244,514
-------------------------------------------------------------------------------------------------------

Entertainment - 3.2%
-------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                     949,040             $38,246,312
-------------------------------------------------------------------------------------------------------

Food & Drug Stores - 2.7%
-------------------------------------------------------------------------------------------------------
Kroger Co.*                                                         1,322,640             $24,508,519
-------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                     1,212,840               7,010,215
-------------------------------------------------------------------------------------------------------
                                                                                          $31,518,734
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.4%
-------------------------------------------------------------------------------------------------------
Boise Cascade Corp.                                                    88,990              $2,887,726
-------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                         307,860              13,776,735
-------------------------------------------------------------------------------------------------------
                                                                                          $16,664,461
-------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                   333,070              $5,329,120
-------------------------------------------------------------------------------------------------------

General Merchandise - 2.1%
-------------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                                  572,191             $25,319,452
-------------------------------------------------------------------------------------------------------

Insurance - 7.1%
-------------------------------------------------------------------------------------------------------
Allstate Corp.                                                        649,200             $29,512,632
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                               421,090              27,092,931
-------------------------------------------------------------------------------------------------------
Safeco Corp.                                                          127,040               5,530,051
-------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "A"                              1,216,120              22,084,739
-------------------------------------------------------------------------------------------------------
                                                                                          $84,220,353
-------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 2.2%
-------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                         260,200              $7,923,090
-------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                26,100                 839,898
-------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                             1,378,330              17,091,292
-------------------------------------------------------------------------------------------------------
                                                                                          $25,854,280
-------------------------------------------------------------------------------------------------------
Medical Equipment - 1.4%
-------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                            585,900             $17,078,985
-------------------------------------------------------------------------------------------------------

Metals & Mining - 1.7%
-------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                           600,410             $20,522,014
-------------------------------------------------------------------------------------------------------

Oil Services - 10.0%
-------------------------------------------------------------------------------------------------------
BJ Services Co.*                                                      442,140             $17,305,360
-------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                 427,800              17,839,260
-------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                 1,302,340              35,553,882
-------------------------------------------------------------------------------------------------------
Noble Corp.*                                                          846,110              31,390,681
-------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                     266,980              16,333,836
-------------------------------------------------------------------------------------------------------
                                                                                         $118,423,019
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.3%
-------------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                 599,680             $32,034,905
-------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                     571,940              27,224,344
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          862,120              31,579,456
-------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                               1,798,450              31,544,813
-------------------------------------------------------------------------------------------------------
                                                                                         $122,383,518
-------------------------------------------------------------------------------------------------------
Specialty Stores - 1.4%
-------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      476,220             $16,891,523
-------------------------------------------------------------------------------------------------------

Telecommunications - 2.1%
-------------------------------------------------------------------------------------------------------
Sprint Corp.                                                        1,450,130             $25,246,763
-------------------------------------------------------------------------------------------------------

Telephone Services - 7.5%
-------------------------------------------------------------------------------------------------------
AT&T Corp.                                                          1,610,686             $31,343,949
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                        1,585,065              58,425,496
-------------------------------------------------------------------------------------------------------
                                                                                          $89,769,445
-------------------------------------------------------------------------------------------------------

Utilities - Electric Power - 5.4%
-------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                      4,534,430             $26,390,383
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                     120,820               4,533,166
-------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                        671,020              14,091,420
-------------------------------------------------------------------------------------------------------
TXU Corp.                                                             805,840              19,340,160
-------------------------------------------------------------------------------------------------------
                                                                                          $64,355,129
-------------------------------------------------------------------------------------------------------
Wireless Communications - 3.1%
-------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                       3,086,662             $34,107,615
-------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                         42,950               2,846,726
-------------------------------------------------------------------------------------------------------
                                                                                          $36,954,341
-------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $1,160,672,774
-------------------------------------------------------------------------------------------------------

Foreign Stocks - 0.9%
-------------------------------------------------------------------------------------------------------
Canada - 0.9%
-------------------------------------------------------------------------------------------------------
Magna International, Inc. (Automotive)                                124,000             $10,066,320
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,011,818,164)                                         $1,170,739,094
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.1%
-------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-------------------------------------------------------------------------------------------------------
Citigroup, Inc. due 3/11/04                                            $9,000              $8,989,958
-------------------------------------------------------------------------------------------------------
General Electric Capital Corp. due 2/02/04                             16,720              16,719,526
-------------------------------------------------------------------------------------------------------
Prudential Funding Corp. due 2/02/04                                   11,884              11,883,660
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $37,593,144
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,049,411,308)                                    $1,208,332,238
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.5)%                                                   (18,305,787)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,190,026,451
-------------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 1/31/04

ASSETS

Investments, at value (identified cost, $1,049,411,308)       $1,208,332,238
-----------------------------------------------------------------------------------------------------
Cash                                                                     228
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    5,393,572
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    9,978,865
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  1,700,325
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,225,405,228
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                                $1,673,603
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 33,514,006
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      48,836
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          9,352
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        41,793
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   1,132
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                90,055
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $35,378,777
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,190,026,451
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,110,595,054
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                  158,927,988
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (79,743,136)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      246,545
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,190,026,451
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  82,266,772
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $622,757,626
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              42,683,372
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $14.59
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$14.59)                                                  $15.48
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $391,718,463
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              27,356,209
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.32
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $150,791,984
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              10,533,391
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.32
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $18,704,558
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,277,585
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $14.64
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $5,101,168
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 350,159
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $14.57
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                       $5,532.65
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 380.521
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $14.54
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                        $549,669
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  37,808
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $14.54
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$14.54)                                                  $15.43
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $127,527
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   8,942
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.26
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $269,923
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  18,925
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.26
-----------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 1/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                         $8,165,550
-----------------------------------------------------------------------------------------------------
  Interest                                                             183,901
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (16,662)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $8,332,789
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $3,647,799
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 7,090
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          808,775
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               841,460
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             1,741,769
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               637,797
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                8,174
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                    6
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                512
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                460
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                                847
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                         366
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         115
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         212
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                      3
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    16,894
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        100,562
-----------------------------------------------------------------------------------------------------
  Printing                                                              69,719
-----------------------------------------------------------------------------------------------------
  Postage                                                               46,698
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         21,590
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             1,677
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         53,287
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $8,005,812
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (2,359)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $8,003,453
-----------------------------------------------------------------------------------------------------
Net investment income                                                                        $329,336
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $25,560,613
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                              7
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                              $25,560,620
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $105,258,902
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                               2,383
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                              $105,261,285
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                 $130,821,905
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $131,151,241
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                 SIX MONTHS ENDED             YEAR ENDED
                                                                     1/31/04                   7/31/03
                                                                   (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                $329,336                  $375,977
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              25,560,620               (70,909,267)
-------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                       105,261,285               157,163,762
-----------------------------------------------------------  ----------------          ----------------
Increase in net assets from operations                           $131,151,241               $86,630,472
-----------------------------------------------------------  ----------------          ----------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  (Class A)                                                         $(397,238)                      $--
-------------------------------------------------------------------------------------------------------
  (Class R1)                                                           (3,935)                       --
-------------------------------------------------------------------------------------------------------
  (Class R2)                                                              (11)                       --
-------------------------------------------------------------------------------------------------------
  (Class I)                                                           (49,196)                       --
-----------------------------------------------------------  ----------------          ----------------
Total distributions declared to shareholders                        $(450,380)                      $--
-----------------------------------------------------------  ----------------          ----------------
Net increase in net assets from fund share transactions          $272,978,330               $80,196,942
-----------------------------------------------------------  ----------------          ----------------
Total increase in net assets                                     $403,679,191              $166,827,414
-----------------------------------------------------------  ----------------          ----------------

NET ASSETS

At beginning of period                                            786,347,260               619,519,846
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $246,545 and $367,589, respectively)      $1,190,026,451              $786,347,260
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                         SIX MONTHS                                  YEAR ENDED 7/31
                                            ENDED         ---------------------------------------------------------------------
CLASS A                                    1/31/04               2003            2002            2001         2000         1999
                                         (UNAUDITED)

Net asset value, beginning of period      $12.80             $11.18          $13.64          $12.25         $14.25       $10.66
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                 $0.03              $0.05           $0.04           $0.04          $0.07        $0.05
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  1.77               1.57           (2.49)           2.57           0.97         4.08
--------------------------------------  --------        -----------     -----------      ----------     ----------    ---------
Total from investment operations           $1.80              $1.62          $(2.45)          $2.61          $1.04        $4.13
--------------------------------------  --------        -----------     -----------      ----------     ----------    ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income              $(0.01)               $--          $(0.00)+++      $(0.06)        $(0.09)      $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                --                 --           (0.01)          (1.16)         (2.52)       (0.50)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                --                 --              --              --          (0.43)          --
--------------------------------------  --------        -----------     -----------      ----------     ----------    ---------
Total distributions declared to
shareholders                              $(0.01)               $--          $(0.01)         $(1.22)        $(3.04)      $(0.54)
--------------------------------------  --------        -----------     -----------      ----------     ----------    ---------
Net asset value, end of period            $14.59             $12.80          $11.18          $13.64         $12.25       $14.25
--------------------------------------  --------        -----------     -----------      ----------     ----------    ---------
Total return (%)(+)                        14.07++            14.49          (17.98)          21.95          10.16        40.45
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                         SIX MONTHS                                  YEAR ENDED 7/31
                                            ENDED         ---------------------------------------------------------------------
CLASS A (CONTINUED)                        1/31/04               2003            2002            2001         2000         1999
                                         (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                  1.33+              1.45            1.46            1.50           1.26         1.27
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                       0.38+              0.41            0.29            0.39           0.62         0.45
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            20                 65              78              63            142          131
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $622,758           $364,466        $244,996         $64,619           $105         $809
-------------------------------------------------------------------------------------------------------------------------------

(S) Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, and distribution and service fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's
    Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40%
    of average daily net assets for Class A. Prior to December 1, 2000 the reimbursement fee was 1.25% and the investment adviser and the distributor contractually waived their fees. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment income/loss per share and the ratios would have been:

Net investment income (loss)                 $--                $--           $0.04          $(0.01)        $(0.39)      $(0.26)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                    --                 --            1.42            2.00           5.13         3.93
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                  --                 --            0.33           (0.11)         (3.25)       (2.21)
-------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                           SIX MONTHS               YEAR ENDED 7/31                  PERIOD
                                                             ENDED           ------------------------------           ENDED
CLASS B                                                     1/31/04                  2003              2002          7/31/01*
                                                          (UNAUDITED)
Net asset value, beginning of period                       $12.60               $11.07            $13.60              $13.33
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment loss(S)                                   $(0.02)              $(0.03)           $(0.05)             $(0.02)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           1.74                 1.56             (2.47)               0.29
------------------------------------------------------  ---------         ------------      ------------         -----------
Total from investment operations                            $1.72                $1.53            $(2.52)              $0.27
------------------------------------------------------  ---------         ------------      ------------         -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net realized gain on investments and foreign
  currency transactions                                       $--                  $--            $(0.01)                $--
------------------------------------------------------  ---------         ------------      ------------         -----------
Net asset value, end of period                             $14.32               $12.60            $11.07              $13.60
------------------------------------------------------  ---------         ------------      ------------         -----------
Total return (%)                                            13.65++              13.82            (18.55)               2.03++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):
Expenses##                                                   1.98+                2.08              2.11                2.15+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.27)+              (0.22)            (0.37)              (0.25)+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             20                   65                78                  63
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $391,718             $305,967          $271,674             $82,823
----------------------------------------------------------------------------------------------------------------------------

(S) Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, and distribution and service fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's
    Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40%
    of average daily net assets for Class B. Prior to December 1, 2000 the reimbursement fee was 1.25% and the investment adviser and the distributor contractually waived their fees. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment income/loss per share and the ratios would have been:

Net investment loss                                           $--                  $--            $(0.04)             $(0.05)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                                     --                   --              2.07                2.63+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                            --                   --             (0.33)              (0.73)+
----------------------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class B shares, December 29, 2000, through July 31, 2001.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued
                                                            SIX MONTHS               YEAR ENDED 7/31                 PERIOD
                                                              ENDED           -----------------------------           ENDED
CLASS C                                                      1/31/04                  2003             2002          7/31/01*
                                                           (UNAUDITED)
Net asset value, beginning of period                        $12.59               $11.07           $13.59              $13.33
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                    $(0.02)              $(0.03)          $(0.05)             $(0.02)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            1.75                 1.55            (2.46)               0.28
------------------------------------------------------  ----------         ------------      -----------         -----------
Total from investment operations                             $1.73                $1.52           $(2.51)              $0.26
------------------------------------------------------  ----------         ------------      -----------         -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                        $--                  $--           $(0.01)                $--
------------------------------------------------------  ----------         ------------      -----------         -----------
Net asset value, end of period                              $14.32               $12.59           $11.07              $13.59
------------------------------------------------------  ----------         ------------      -----------         -----------
Total return (%)                                             13.74++              13.73           (18.49)               1.95++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                    1.98+                2.08             2.11                2.15+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                          (0.27)+              (0.23)           (0.37)              (0.26)+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                              20                   65               78                  63
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $150,792             $106,169          $90,726             $25,399
----------------------------------------------------------------------------------------------------------------------------

(S) Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, and distribution and service fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's
    Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40%
    of average daily net assets for Class C. Prior to December 1, 2000 the reimbursement fee was 1.25% and the investment adviser and the distributor contractually waived their fees. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment income/loss per share and the ratios would have been:

Net investment loss                                            $--                  $--           $(0.04)             $(0.05)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                      --                   --             2.07                2.63+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                             --                   --            (0.33)              (0.74)+
----------------------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class C shares, December 29, 2000, through July 31, 2001.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                            SIX MONTHS                                YEAR ENDED 7/31
                                              ENDED         -------------------------------------------------------------------
CLASS I                                      1/31/04              2003           2002            2001         2000         1999
                                           (UNAUDITED)

Net asset value, beginning of period        $12.85            $11.19         $13.61          $12.19         $14.23       $10.65
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                   $0.05             $0.09          $0.09           $0.10          $0.07        $0.05
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    1.78              1.57          (2.50)           2.54           0.93         4.07
--------------------------------------  ----------        ----------     ----------      ----------     ----------    ---------
Total from investment operations             $1.83             $1.66         $(2.41)          $2.64          $1.00        $4.12
--------------------------------------  ----------        ----------     ----------      ----------     ----------    ---------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $(0.04)              $--         $(0.00)+++      $(0.06)        $(0.09)      $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                  --                --          (0.01)          (1.16)         (2.52)       (0.50)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                  --                --             --              --          (0.43)          --
--------------------------------------  ----------        ----------     ----------      ----------     ----------    ---------
Total distributions declared to
shareholders                                $(0.04)              $--         $(0.01)         $(1.22)        $(3.04)      $(0.54)
--------------------------------------  ----------        ----------     ----------      ----------     ----------    ---------
Net asset value, end of period              $14.64            $12.85         $11.19          $13.61         $12.19       $14.23
--------------------------------------  ----------        ----------     ----------      ----------     ----------    ---------
Total return (%)                             14.26++           14.83         (17.72)          22.36           9.89        40.52
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                            SIX MONTHS                                YEAR ENDED 7/31
                                              ENDED         -------------------------------------------------------------------
CLASS I (CONTINUED)                          1/31/04              2003           2002            2001         2000         1999
                                           (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                    0.98+             1.06           1.11            1.15           1.26         1.27
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                         0.79+             0.77           0.66            0.75           0.59         0.45
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              20                65             78              63            142          131
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $18,705            $6,997        $12,109          $5,209         $1,063       $1,226
-------------------------------------------------------------------------------------------------------------------------------

(S) Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for
    Class I. Prior to December 1, 2000 the reimbursement fee was 1.25% and the investment adviser contractually waived their fees. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment income/loss per share and the ratios would have been:

Net investment income (loss)                   $--               $--          $0.09           $0.03         $(0.36)      $(0.24)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                      --                --           1.07            1.65           4.78         3.58
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    --                --           0.70            0.25          (2.93)       (1.86)
-------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                             SIX MONTHS         PERIOD
                                                                               ENDED             ENDED
CLASS R1**                                                                    1/31/04           7/31/03*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                        $12.80              $11.17
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                      $0.02              $(0.01)
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency        1.76                1.64
-----------------------------------------------------------------------  ---------          ----------
Total from investment operations                                             $1.78               $1.63
-----------------------------------------------------------------------  ---------          ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                $(0.01)                $--
-----------------------------------------------------------------------  ---------          ----------
Net asset value, end of period                                              $14.57              $12.80
-----------------------------------------------------------------------  ---------          ----------
Total return (%)                                                             13.95++             14.59++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                                    1.48+               1.91+
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  0.22+              (0.13)+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                              20                  65
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $5,101              $2,378
------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class R1 shares, December 31, 2002, through July 31, 2003.
** Effective November 3, 2003, Class R shares have been renamed R1 shares.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                                    PERIOD
                                                                                    ENDED
CLASS R2                                                                           1/31/04*
                                                                                 (UNAUDITED)

Net asset value, beginning of period                                                $13.29
------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                              $0.00+++
------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency                1.28
------------------------------------------------------------------------------------------
Total from investment operations                                                     $1.28
------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                        $(0.03)
------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.54
------------------------------------------------------------------------------------------
Total return (%)                                                                      9.63++
------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                                            1.70+
------------------------------------------------------------------------------------------
Net investment income                                                                 0.09+
------------------------------------------------------------------------------------------
Portfolio turnover                                                                      20
------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                               $6
------------------------------------------------------------------------------------------

  * For the period from the inception of Class R2 shares, October 31, 2003, through January 31, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                             SIX MONTHS         YEAR
                                                                               ENDED            ENDED
CLASS 529A                                                                    1/31/04          7/31/03*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                        $12.76              $11.18
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                      $0.01               $0.01
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency        1.77                1.57
----------------------------------------------------------------------------------          ----------
Total from investment operations                                             $1.78               $1.58
----------------------------------------------------------------------------------          ----------
Net asset value, end of period                                              $14.54              $12.76
----------------------------------------------------------------------------------          ----------
Total return (%)(+)                                                          13.95++             14.13
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                                    1.59+               1.77
------------------------------------------------------------------------------------------------------
Net investment income                                                         0.12+               0.10
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                              20                  65
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                     $550                $196
------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through July 31, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                                             SIX MONTHS         YEAR
                                                                               ENDED            ENDED
CLASS 529B                                                                    1/31/04          7/31/03*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                        $12.56              $11.07
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                                       $(0.04)             $(0.06)
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency        1.74                1.55
----------------------------------------------------------------------------------          ----------
Total from investment operations                                             $1.70               $1.49
----------------------------------------------------------------------------------          ----------
Net asset value, end of period                                              $14.26              $12.56
----------------------------------------------------------------------------------          ----------
Total return (%)                                                             13.54++             13.46
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                                    2.23+               2.41
------------------------------------------------------------------------------------------------------
Net investment loss                                                          (0.54)+             (0.55)
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                              20                  65
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                     $128                 $71
------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529B shares, July 31, 2002, through July 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                             SIX MONTHS          YEAR
                                                                               ENDED             ENDED
CLASS 529C                                                                    1/31/04           7/31/03*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                        $12.56              $11.07
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                                       $(0.04)             $(0.06)
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency        1.74                1.55
----------------------------------------------------------------------------------          ----------
Total from investment operations                                             $1.70               $1.49
----------------------------------------------------------------------------------          ----------
Net asset value, end of period                                              $14.26              $12.56
----------------------------------------------------------------------------------          ----------
Total return (%)                                                             13.54++             13.46
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                                    2.23+               2.42
------------------------------------------------------------------------------------------------------
Net investment loss                                                          (0.54)+             (0.53)
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                              20                  65
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                     $270                $104
------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529C shares, July 31, 2002, through July 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended January 31, 2004, the fund's custodian fees were reduced by $1,428 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For six months ended January 31, 2004, the fund's miscellaneous expenses were reduced by $931 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended July 31, 2003 and July 31, 2002 was as follows:

                                                    7/31/03            7/31/02
Distributions declared from:
  Ordinary income                                       $--           $308,144
--------------------------------------------------------------------------------
  Long-term capital gain                                 --             12,064
--------------------------------------------------------------------------------
Total distributions declared                            $--           $320,208
--------------------------------------------------------------------------------

As of July 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                   $367,589
---------------------------------------------------------------------------
Capital loss carryforward                                    (53,340,341)
---------------------------------------------------------------------------
Unrealized appreciation                                       26,634,396
---------------------------------------------------------------------------
Other temporary differences                                  (24,931,108)
---------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on July 31, 2010, ($3,521,246) and July 31, 2011 ($49,819,095).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.65% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees. Included in Trustees' compensation is a pension expense of $7,090 for inactive trustees for the six months ended January 31, 2004.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $246,948 and $2,170 for the year ended January 31, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Distribution Fee                           0.10%           0.75%           0.75%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%           1.00%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                           0.25%           0.75%           0.75%
--------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                    0.50%           1.00%           1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended
January 31, 2004, amounted to:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD              $42,798          $1,405          $1,066             $--             $--
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD                  $--             $--             $--
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended January 31, 2004, were as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Effective Annual Percentage Rates          0.35%           1.00%           1.00%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual Percentage Rates          0.35%           1.00%           1.00%
--------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended January 31, 2004, were as follows:

                         CLASS A    CLASS B  CLASS 529B   CLASS C  CLASS 529C

Contingent Deferred
Sales Charges Imposed    $4,579    $629,253         $--   $18,532         $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.10% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $534,945 for the six months ended January 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $273,830 for the six months ended January 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $466,136,290 and $192,431,643, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                           $1,076,443,615
--------------------------------------------------------------------------------
Gross unrealized appreciation                              $169,555,818
--------------------------------------------------------------------------------
Gross unrealized depreciation                               (37,667,195)
--------------------------------------------------------------------------------
Net unrealized appreciation                                $131,888,623
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Six months ended                         Year ended
                                               1/31/04                                7/31/03
                                      SHARES             AMOUNT             SHARES              AMOUNT

CLASS A SHARES

Shares sold                           19,448,583        $262,884,209         41,360,742        $469,406,794
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions          26,312             359,393                 --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (5,257,486)        (70,859,020)       (34,810,122)       (390,644,599)
--------------------------------------------------------------------------------------------------------------
Net increase                          14,217,409        $192,384,582          6,550,620         $78,762,195
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            5,962,939         $78,743,260          7,871,265         $89,471,704
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions              --                  --                 --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (2,894,306)        (38,490,934)        (8,125,653)        (88,580,618)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                3,068,633         $40,252,326           (254,388)           $891,086
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            3,158,222         $41,821,982          3,000,565         $34,302,937
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions              --                  --                 --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,054,689)        (14,102,081)        (2,768,177)        (30,457,484)
--------------------------------------------------------------------------------------------------------------
Net increase                           2,103,533         $27,719,901            232,388          $3,845,453
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              816,114         $10,969,835            172,224          $1,948,457
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions           1,268              17,377                 --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (84,157)         (1,151,472)          (710,346)         (7,780,593)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  733,225          $9,835,740           (538,122)        $(5,832,136)
--------------------------------------------------------------------------------------------------------------

                                           Six months ended                        Period ended
                                               1/31/04                                7/31/03
                                      SHARES             AMOUNT             SHARES              AMOUNT

CLASS R1 SHARES

Shares sold                              261,479          $3,583,741            365,807          $4,371,276
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions             277               3,786                 --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (97,355)         (1,307,760)          (180,049)         (2,153,205)
--------------------------------------------------------------------------------------------------------------
Net increase                             164,401          $2,279,767            185,758          $2,218,071
--------------------------------------------------------------------------------------------------------------

                                             Period ended
                                               1/31/04
                                      SHARES             AMOUNT

CLASS R2 SHARES

Shares sold                                  381              $5,021
-----------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions              --*                 11
-----------------------------------------------------------------------
Shares reacquired                             --                  --
-----------------------------------------------------------------------
Net increase                                 381              $5,032
-----------------------------------------------------------------------

                                           Six months ended                         Year ended
                                               1/31/04                                7/31/03
                                      SHARES             AMOUNT             SHARES              AMOUNT

CLASS 529A SHARES

Shares sold                               23,787            $331,814             15,495            $174,712
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions              --                  --                 --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,299)            (17,460)              (645)             (7,306)
--------------------------------------------------------------------------------------------------------------
Net increase                              22,488            $314,354             14,850            $167,406
--------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                3,751             $50,681              5,171             $57,680
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions              --                  --                 --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                           (432)             (5,673)               (22)               (241)
--------------------------------------------------------------------------------------------------------------
Net increase                               3,319             $45,008              5,149             $57,439
--------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                               10,680            $141,881              7,810             $87,651
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions              --                  --                 --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                            (19)               (261)               (20)               (223)
--------------------------------------------------------------------------------------------------------------
Net increase                              10,661            $141,620              7,790             $87,428
--------------------------------------------------------------------------------------------------------------
*Share amount less than 1.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended January 31, 2004, was $3,072. The fund had no borrowings during the year.

(7) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately
$25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley), settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its allocation of brokerage commissions and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley, and relating to the effectiveness of the disclosure of such practices to the boards of trustees of the various MFS funds and in the funds' Statements of Additional Information. MFS is pursuing a possible settlement of these allegations. MFS believes that any settlement could include MFS being sanctioned and MFS' payment of compensation or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59)                     DAVID H. GUNNING(4) (born 05/30/42) Trustee
Trustee and President                                    Cleveland-Cliffs Inc. (mining products and service
Massachusetts Financial Services Company, Chief          provider), Vice Chairman/Director (since April
Executive Officer and Director                           2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(7) (born 10/20/63)                  Electric Holdings, Inc. (welding equipment
Trustee                                                  manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief Investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41)
                                                         Trustee
KEVIN R. PARKE(2)(5) (born 12/14/59)                     Private investor and real estate consultant;
Trustee                                                  Capitol Entertainment Management Company (video
Massachusetts Financial Services Company,                franchise), Vice Chairman
President, Chief Investment Officer and Director
                                                         AMY B. LANE(4) (born 02/08/53)
ROBERT C. POZEN(2)(7) (born 08/08/46)                    Trustee
Trustee                                                  Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to
(since February 2004); Harvard Law School                February 2001); Borders Group, Inc. (book and
(education), John Olin Visiting Professor (since         music retailer), Director; Federal Realty
July 2002); Secretary of Economic Affairs, The           Investment Trust (real estate investment trust),
Commonwealth of Massachusetts (January 2002 to           Trustee
December 2002); Fidelity Investments, Vice
Chairman (June 2000 to December 2001); Fidelity          ABBY M. O'NEILL(3) (born 04/27/28)
Management & Research Company (investment                Trustee
adviser), President (March 1997 to July 2001); The       Private investor; Rockefeller Financial Services,
Bank of New York (financial services), Director;         Inc. (investment advisers), Chairman and Chief
Bell Canada Enterprises (telecommunications),            Executive Officer
Director; Telesat (satellite communications),
Director.                                                LAWRENCE T. PERERA (born 06/23/35)
                                                         Trustee
JEFFREY L. SHAMES(2)(6) (born 06/02/55)                  Hemenway & Barnes (attorneys), Partner
Trustee
Massachusetts Financial Services Company, Chairman       WILLIAM J. POORVU (born 04/10/35)
                                                         Trustee
INDEPENDENT TRUSTEES                                     Private investor; Harvard University Graduate
J. ATWOOD IVES (born 05/01/36)                           School of Business Administration, Class of 1961
Co-Chair                                                 Adjunct Professor in Entrepreneurship Emeritus;
Private investor; KeySpan Corporation (energy            CBL & Associates Properties, Inc. (real estate
related services), Director; Eastern Enterprises         investment trust), Director
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)        J. DALE SHERRATT (born 09/23/38)
                                                         Trustee
WARD SMITH (born 09/13/30)                               Insight Resources, Inc. (acquisition planning
Co-Chair                                                 specialists), President; Wellfleet Investments
Private investor                                         (investor in health care companies), Managing
                                                         General Partner (since 1993); Cambridge
LAWRENCE H. COHN, M.D. (born 03/11/37)                   Nutraceuticals (professional nutritional
Trustee                                                  products), Chief Executive Officer (until May
Brigham and Women's Hospital, Chief of Cardiac           2001)
Surgery; Harvard Medical School, Professor of
Surgery                                                  ELAINE R. SMITH (born 04/25/46)
                                                         Trustee
                                                         Independent health care industry consultant

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Resigned on February 13, 2004.
(7) Appointed Trustee on February 24, 2004.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN(2) (born 09/12/59)                        RICHARD M. HISEY (born 08/29/58)
Trustee and President                                    Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Senior
Executive Officer and Director                           Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JAMES R. BORDEWICK, JR. (born 03/06/59)                  July 2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer (prior to September 2000); Lexington
Vice President and Associate General Counsel             Funds, Treasurer (prior to September 2000)

STEPHEN E. CAVAN(4) (born 11/06/53)                      ROBERT J. MANNING(3) (born 10/20/63)
Secretary and Clerk                                      President
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Chief
Vice President, General Counsel and Secretary            Executive Officer, President, Chief Investment
                                                         Officer and Director
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
ROBERT R. FLAHERTY (born 09/18/63)                       Vice President
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as a Trustee of the Trust continually since originally appointed until February 13,
2004. Messrs. Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Mr. Gutow has served as a Trustee of the Trust since
August 1, 2001. Messrs. Cohn, Sherratt and Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees of the Trust since
February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       PORTFOLIO MANAGER
Massachusetts Financial Services Company                 Kenneth J. Enright(1)
500 Boylston Street, Boston, MA
02116-3741                                               CUSTODIAN
                                                         State Street Bank and Trust Company
DISTRIBUTOR                                              225 Franklin Street, Boston, MA
MFS Fund Distributors, Inc.                              02110
500 Boylston Street, Boston, MA
02116-3741

(1) MFS Investment Management
(2) Resigned on February 6, 2004.
(3) Appointed President on February 6, 2004.
(4) Resigned March 15, 2004.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. The prospectus contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees and charges involved, as well as other information about the fund. You should consider this information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              SVF-SEM-3/04 160M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 1/31/04

                                  MFS(R) GLOBAL VALUE FUND
                                  --------------------------------
                                  MFS(R) INTERNATIONAL CORE
                                  EQUITY FUND

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) GLOBAL VALUE FUND

The fund seeks capital appreciation and reasonable income.

MFS(R) INTERNATIONAL CORE EQUITY FUND

The fund seeks capital appreciation.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------
PERFORMANCE SUMMARY                            1
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       5
------------------------------------------------
FINANCIAL STATEMENTS                          13
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 21
------------------------------------------------
TRUSTEES AND OFFICERS                         27

-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/04
-------------------------------------------------------------------------------

Currently, each fund offers Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in the net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

CALL 1-800-343-2829 EXT. 35941 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS GLOBAL VALUE FUND(1)(2)

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                       Class
  Share class      inception date     6-mo       1-yr       3-yr       Life*
-----------------------------------------------------------------------------
       A             12/29/2000          --       34.37%      2.02%      1.80%
-----------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative benchmarks
-----------------------------------------------------------------------------
Average global fund+                   19.33%     38.71%     -3.77%     -3.23%
-----------------------------------------------------------------------------
MSCI World Index#                      19.52%     40.17%     -3.61%     -2.91%
-----------------------------------------------------------------------------
MSCI World Value Index#                21.05%     44.26%     -1.44%     -1.07%
-----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

-----------------------
Average annual
with sales charge**
-----------------------

-----------------------------------------------------------------------------
       A                                 --       26.65%      0.03%     -0.13%
-----------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

-----------------------------------------------------------------------------
  Share class                           6-mo       1-yr       3-yr       Life*
-----------------------------------------------------------------------------
       A                               19.15%     34.37%      6.20%      5.67%
-----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

 * For the period from the commencement of the fund's investment operations, December 29, 2000, through January 31, 2004. Index information is from January 1, 2001.
** Takes into account the maximum sales charge of 5.75%.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

MFS INTERNATIONAL CORE EQUITY FUND(1)(2)(3)

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                       Class
  Share class      inception date     6-mo       1-yr       3-yr       Life*
-----------------------------------------------------------------------------
       A             12/29/2000          --       44.51%      4.03%      4.24%
-----------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative benchmarks
-----------------------------------------------------------------------------
Average international fund+            23.37%     42.88%     -3.56%     -3.29%
-----------------------------------------------------------------------------
MSCI EAFE Index#                       25.44%     47.28%     -2.10%     -2.05%
-----------------------------------------------------------------------------

-----------------------
Average annual
with sales charge**
-----------------------

-----------------------------------------------------------------------------
       A                                 --       36.20%      1.99%      2.26%
-----------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

-----------------------------------------------------------------------------
       A                               24.05%     44.51%     12.57%     13.70%
-----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

 * For the period from the commencement of the fund's investment operations, December 29, 2000, through January 31, 2004. Index information is from January 1, 2001.
** Takes into account the maximum sales charge of 5.75%.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX -- measures the performance of stock markets in the developed world.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD VALUE INDEX -- is a commonly used measure of global value stocks.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX -- is a commonly used measure of the international stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the funds' performance would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

(1) Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

(2) The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

(3) The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------------------------------
PORTFOLIO  OF INVESTMENTS (unaudited) - 1/31/04   MFS(R) GLOBAL VALUE FUND
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 97.6%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES                $ VALUE
-------------------------------------------------------------------------------------------------------
Foreign Stocks - 52.5%
-------------------------------------------------------------------------------------------------------
Australia - 0.5%
-------------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd. (Banks & Credit
Companies)                                                                   650                 $8,704
-------------------------------------------------------------------------------------------------------

Austria - 0.3%
-------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Companies)                                                             40                 $5,187
-------------------------------------------------------------------------------------------------------

Canada - 1.4%
-------------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroad & Shipping)                          195                $11,690
-------------------------------------------------------------------------------------------------------
Coolbrands International, Inc. (Food & Non Alcoholic
Beverages)*                                                                  200                  3,309
-------------------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                          200                  7,775
-------------------------------------------------------------------------------------------------------
                                                                                                $22,774
-------------------------------------------------------------------------------------------------------
Denmark - 1.0%
-------------------------------------------------------------------------------------------------------
Danske Bank A/S (Banks & Credit Companies)                                   695                $16,436
-------------------------------------------------------------------------------------------------------

Finland - 1.0%
-------------------------------------------------------------------------------------------------------
Fortum Oyj (Energy - Independent)                                          1,600                $15,843
-------------------------------------------------------------------------------------------------------

France - 6.4%
-------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Banks & Credit Companies)                              690                $16,870
-------------------------------------------------------------------------------------------------------
France Telecom S.A. (Telephone Services)                                     550                 16,311
-------------------------------------------------------------------------------------------------------
Renault Regie Nationale (Automotive)                                         170                 11,444
-------------------------------------------------------------------------------------------------------
Suez S.A. (Utilities - Electric Power)                                       600                 12,517
-------------------------------------------------------------------------------------------------------
Total S.A., ADR (Energy - Integrated)                                        430                 37,969
-------------------------------------------------------------------------------------------------------
Veolia Environment (Utilities - Electric Power)                              200                  5,642
-------------------------------------------------------------------------------------------------------
                                                                                               $100,753
-------------------------------------------------------------------------------------------------------
Germany - 1.8%
-------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                     270                $11,834
-------------------------------------------------------------------------------------------------------
Porsche AG, Preferred (Automotive)                                             8                  4,564
-------------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                                240                 12,611
-------------------------------------------------------------------------------------------------------
                                                                                                $29,009
-------------------------------------------------------------------------------------------------------
Hong Kong - 0.9%
-------------------------------------------------------------------------------------------------------
CNOOC Ltd. (Energy - Independent)                                          3,000                 $6,114
-------------------------------------------------------------------------------------------------------
Hong Kong Electric Holdings Ltd. (Utilities - Electric
Power)                                                                     2,000                  8,100
-------------------------------------------------------------------------------------------------------
                                                                                                $14,214
-------------------------------------------------------------------------------------------------------
Ireland - 1.6%
-------------------------------------------------------------------------------------------------------
Bank of Ireland PLC (Banks & Credit Companies)                             1,160                $16,442
-------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Banks & Credit Companies)                        500                  8,469
-------------------------------------------------------------------------------------------------------
                                                                                                $24,911
-------------------------------------------------------------------------------------------------------
Italy - 1.9%
-------------------------------------------------------------------------------------------------------
Eni S.p.A. (Energy - Integrated)                                           1,050                $19,551
-------------------------------------------------------------------------------------------------------
Italcementi S.p.A. (Home Construction)                                     1,300                  9,828
-------------------------------------------------------------------------------------------------------
                                                                                                $29,379
-------------------------------------------------------------------------------------------------------
Japan - 7.8%
-------------------------------------------------------------------------------------------------------
Canon, Inc., ADR (Personal Computers & Peripherals)                          200                $10,236
-------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)                            600                  9,461
-------------------------------------------------------------------------------------------------------
Heiwa Corp. (Leisure & Toys)                                                 400                  5,835
-------------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automotive)                                           300                 12,329
-------------------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                                2                 11,753
-------------------------------------------------------------------------------------------------------
Lawson, Inc. (Specialty Stores)                                              200                  7,010
-------------------------------------------------------------------------------------------------------
Nippondenso Co. (Automotive)                                                 300                  5,782
-------------------------------------------------------------------------------------------------------
Promise Co., Ltd. (Banks & Credit Companies)                                 100                  5,622
-------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. (Home Construction)                                   2,000                  9,901
-------------------------------------------------------------------------------------------------------
Takefuji Corp. (Banks & Credit Companies)                                     80                  4,822
-------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Ltd. (Utilities - Electric
Power)                                                                       300                  5,187
-------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                       400                  6,202
-------------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Natural Gas Distribution)                             4,000                 15,608
-------------------------------------------------------------------------------------------------------
Toyota Industries Corp. (Automotive)                                         200                  4,270
-------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automotive)                                              300                  9,807
-------------------------------------------------------------------------------------------------------
                                                                                               $123,825
-------------------------------------------------------------------------------------------------------
Luxembourg - 0.4%
-------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Oil Services)                                             200                 $6,560
-------------------------------------------------------------------------------------------------------

Mexico - 0.3%
-------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa, S.A. de C.V. (Banks & Credit
Companies)                                                                 3,300                 $4,066
-------------------------------------------------------------------------------------------------------

Netherlands - 0.9%
-------------------------------------------------------------------------------------------------------
KPN N.V. (Telephone Services)                                              1,000                 $8,245
-------------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)                                             177                  5,611
-------------------------------------------------------------------------------------------------------
                                                                                                $13,856
-------------------------------------------------------------------------------------------------------
Norway - 0.7%
-------------------------------------------------------------------------------------------------------
DNB Holding A.S.A. (Banks & Credit Companies)                              1,800                $10,805
-------------------------------------------------------------------------------------------------------

Singapore - 0.4%
-------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telephone Services)                     5,000                 $5,905
-------------------------------------------------------------------------------------------------------

South Korea - 0.7%
-------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd., GDR (Electronics)                              50                $11,087
-------------------------------------------------------------------------------------------------------

Spain - 2.0%
-------------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                       330                 $9,638
-------------------------------------------------------------------------------------------------------
Antena 3 TV S.A. (Broadcast & Cable TV)*                                       3                    148
-------------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric Power)                                  300                  5,765
-------------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)                                       1,066                 16,623
-------------------------------------------------------------------------------------------------------
                                                                                                $32,174
-------------------------------------------------------------------------------------------------------
Sweden - 1.2%
-------------------------------------------------------------------------------------------------------
Autoliv AB (Automotive)                                                      180                 $7,405
-------------------------------------------------------------------------------------------------------
Swedish Match AB (Tobacco)                                                 1,200                 11,573
-------------------------------------------------------------------------------------------------------
                                                                                                $18,978
-------------------------------------------------------------------------------------------------------
Switzerland - 6.5%
-------------------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)                                             155                 $8,359
-------------------------------------------------------------------------------------------------------
Givaudan S.A. (Consumer Goods & Services)                                     16                  8,349
-------------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non Alcoholic Beverages)                                  70                 18,458
-------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                350                 15,747
-------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                           155                 15,696
-------------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                      350                 23,989
-------------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)                                            171                 12,257
-------------------------------------------------------------------------------------------------------
                                                                                               $102,855
-------------------------------------------------------------------------------------------------------
United Kingdom - 14.8%
-------------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Pharmaceuticals)                                      200                 $9,478
-------------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)*                                                       900                  8,400
-------------------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                            795                 37,842
-------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Non Alcoholic Beverages)                     2,300                 16,849
-------------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)                                           1,022                 13,401
-------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                                         440                  8,670
-------------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                                   900                  7,786
-------------------------------------------------------------------------------------------------------
NEXT PLC (General Merchandise)                                               300                  7,026
-------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                            609                 14,230
-------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                                  2,360                 20,244
-------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit
Companies)                                                                   558                 16,463
-------------------------------------------------------------------------------------------------------
Severn Trent PLC (Utilities - Electric Power)                                600                  7,709
-------------------------------------------------------------------------------------------------------
Unilever PLC (Food & Non Alcoholic Beverages)                                961                  9,263
-------------------------------------------------------------------------------------------------------
United Utilities PLC (Utilities - Electric Power)                          2,800                 14,826
-------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Communications)                               7,750                 19,407
-------------------------------------------------------------------------------------------------------
William Hill PLC (Gaming & Lodging)                                        1,100                  8,895
-------------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                      2,520                 14,686
-------------------------------------------------------------------------------------------------------
                                                                                               $235,175
-------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                           $832,496
-------------------------------------------------------------------------------------------------------

U.S. Stocks - 45.1%
-------------------------------------------------------------------------------------------------------
Aerospace - 1.2%
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                 90                 $3,251
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                         80                  3,890
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                       120                 11,605
-------------------------------------------------------------------------------------------------------
                                                                                                $18,746
-------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.9%
-------------------------------------------------------------------------------------------------------
American Express Co.                                                         150                 $7,776
-------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                        290                 23,623
-------------------------------------------------------------------------------------------------------
Bank One Corp.                                                               145                  7,339
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                              585                 28,946
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                                              343                 26,445
-------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                  630                 28,086
-------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                       520                 17,009
-------------------------------------------------------------------------------------------------------
PNC Financial Services Group Co.                                             140                  7,911
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                         270                 19,537
-------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                              100                  5,741
-------------------------------------------------------------------------------------------------------
                                                                                               $172,413
-------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.9%
-------------------------------------------------------------------------------------------------------
Comcast Corp., "A Special"*                                                  340                $11,203
-------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                               330                 11,306
-------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                           440                  7,731
-------------------------------------------------------------------------------------------------------
                                                                                                $30,240
-------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.7%
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                    240                $23,892
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                    315                 18,519
-------------------------------------------------------------------------------------------------------
                                                                                                $42,411
-------------------------------------------------------------------------------------------------------
Chemicals - 2.6%
-------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                               315                $15,721
-------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                             320                 13,424
-------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                 100                  3,059
-------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                         160                  9,317
-------------------------------------------------------------------------------------------------------
                                                                                                $41,521
-------------------------------------------------------------------------------------------------------
Computer Software - 0.5%
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                              275                 $7,604
-------------------------------------------------------------------------------------------------------

Computer Software - Systems - 0.7%
-------------------------------------------------------------------------------------------------------
IBM Corp.                                                                    115                $11,411
-------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.4%
-------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                         385                $22,738
-------------------------------------------------------------------------------------------------------

Containers - 0.2%
-------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                               200                 $3,448
-------------------------------------------------------------------------------------------------------

Electrical Equipment - 0.8%
-------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                         205                $13,100
-------------------------------------------------------------------------------------------------------

Energy - Independent - 0.5%
-------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                 220                 $8,100
-------------------------------------------------------------------------------------------------------

Energy - Integrated - 1.5%
-------------------------------------------------------------------------------------------------------
ConocoPhillips, Inc.                                                         245                $16,141
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                            185                  7,546
-------------------------------------------------------------------------------------------------------
                                                                                                $23,687
-------------------------------------------------------------------------------------------------------
Entertainment - 0.9%
-------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                            330                $13,299
-------------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 2.6%
-------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                   650                $10,179
-------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                               240                  8,491
-------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                  585                 22,119
-------------------------------------------------------------------------------------------------------
                                                                                                $40,789
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.7%
-------------------------------------------------------------------------------------------------------
International Paper Co.                                                      275                $11,624
-------------------------------------------------------------------------------------------------------

General Merchandise - 0.4%
-------------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                                         125                 $5,531
-------------------------------------------------------------------------------------------------------

Insurance - 3.6%
-------------------------------------------------------------------------------------------------------
Allstate Corp.                                                               240                $10,910
-------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                   80                  5,719
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                      170                 10,938
-------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                560                 18,788
-------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "A"                                       600                 10,896
-------------------------------------------------------------------------------------------------------
                                                                                                $57,251
-------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
-------------------------------------------------------------------------------------------------------
Deere & Co.                                                                  120                 $7,512
-------------------------------------------------------------------------------------------------------

Medical Equipment - 0.2%
-------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                 55                 $3,513
-------------------------------------------------------------------------------------------------------

Oil Services - 0.5%
-------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                 210                 $7,791
-------------------------------------------------------------------------------------------------------

Pharmaceuticals - 3.6%
-------------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                        430                $22,971
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                 530                 19,414
-------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                        860                 15,084
-------------------------------------------------------------------------------------------------------
                                                                                                $57,469
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
-------------------------------------------------------------------------------------------------------
Tribune Co.                                                                  290                $14,845
-------------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.9%
-------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                          225                $14,490
-------------------------------------------------------------------------------------------------------

Specialty Stores - 0.2%
-------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                               150                 $3,449
-------------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.5%
-------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                               460                 $7,627
-------------------------------------------------------------------------------------------------------

Telephone Services - 2.1%
-------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                     660                $16,830
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                 430                 15,850
-------------------------------------------------------------------------------------------------------
                                                                                                $32,680
-------------------------------------------------------------------------------------------------------
Tobacco - 1.9%
-------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                           550                $30,574
-------------------------------------------------------------------------------------------------------

Utilities - Electric Power - 0.7%
-------------------------------------------------------------------------------------------------------
Energy East Corp.                                                            255                 $5,993
-------------------------------------------------------------------------------------------------------
TXU Corp.                                                                    230                  5,520
-------------------------------------------------------------------------------------------------------
                                                                                                $11,513
-------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                              $715,376
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,284,597)                                                   $1,547,872
-------------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.6%
-------------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                         (000 Omitted)                    $ VALUE
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., dated 1/30/04, due 2/02/04,
total to be received $41,004 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                                     $41                $41,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,325,597)                                              $1,588,872
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.2)%                                                          (3,611
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $1,585,261
-------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

------------------------------------------------------------------------------------------------------
PORTFOLIO  OF INVESTMENTS (unaudited) - 1/31/04   MFS(R) INTERNATIONAL CORE EQUITY FUND
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 98.6%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES                $ VALUE
-------------------------------------------------------------------------------------------------------
Foreign Stocks - 97.9%
-------------------------------------------------------------------------------------------------------
Australia - 2.2%
-------------------------------------------------------------------------------------------------------
News Corp., Ltd. (Broadcast & Cable TV)                                    2,308                $20,944
-------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance)                                       2,117                 16,692
-------------------------------------------------------------------------------------------------------
                                                                                                $37,636
-------------------------------------------------------------------------------------------------------
Austria - 0.9%
-------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Companies)                                                            115                $14,912
-------------------------------------------------------------------------------------------------------

Bermuda - 0.8%
-------------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                         330                $14,328
-------------------------------------------------------------------------------------------------------

Brazil - 1.9%
-------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR (Telephone
Services)                                                                    300                $12,576
-------------------------------------------------------------------------------------------------------
Companhia Vale Do Rio Doce, ADR (Metals & Mining)                            400                 21,468
-------------------------------------------------------------------------------------------------------
                                                                                                $34,044
-------------------------------------------------------------------------------------------------------
Canada - 2.8%
-------------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroad & Shipping)                          330                $19,784
-------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil Services)                               200                  9,647
-------------------------------------------------------------------------------------------------------
Magna International, Inc. (Automotive)                                       240                 19,474
-------------------------------------------------------------------------------------------------------
                                                                                                $48,905
-------------------------------------------------------------------------------------------------------
Finland - 0.8%
-------------------------------------------------------------------------------------------------------
Stora Enso Oyj (Forest & Paper Products)                                   1,100                $14,317
-------------------------------------------------------------------------------------------------------

France - 16.5%
-------------------------------------------------------------------------------------------------------
Axa (Insurance)                                                            1,640                $37,074
-------------------------------------------------------------------------------------------------------
Carrefour Supermarche S.A. (Food & Drug Stores)                              290                 14,491
-------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Banks & Credit Companies)                            1,022                 24,987
-------------------------------------------------------------------------------------------------------
France Telecom S.A. (Telephone Services)                                     950                 28,173
-------------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Specialty Chemicals)                                     181                 30,366
-------------------------------------------------------------------------------------------------------
L'Oreal S.A. (Consumer Goods & Services)                                     270                 21,405
-------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)                                     391                 27,856
-------------------------------------------------------------------------------------------------------
Schneider Electric S.A. (Electrical Equipment)                               401                 26,021
-------------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (Broadcast & Cable TV)                        464                 16,759
-------------------------------------------------------------------------------------------------------
Total S.A., "B" (Energy - Independent)                                       198                 34,895
-------------------------------------------------------------------------------------------------------
Veolia Environment (Utilities - Electric Power)                              900                 25,389
-------------------------------------------------------------------------------------------------------
                                                                                               $287,416
-------------------------------------------------------------------------------------------------------
Germany - 2.5%
-------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                     625                $27,393
-------------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                                300                 15,765
-------------------------------------------------------------------------------------------------------
                                                                                                $43,158
-------------------------------------------------------------------------------------------------------
Hong Kong - 1.4%
-------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd. (Specialty Stores)                                    7,500                $24,301
-------------------------------------------------------------------------------------------------------

Hungary - 1.0%
-------------------------------------------------------------------------------------------------------
OTP Bank, ADR (Banks & Credit Companies)*                                    650                $18,220
-------------------------------------------------------------------------------------------------------

Ireland - 1.9%
-------------------------------------------------------------------------------------------------------
Depfa Bank PLC (Banks & Credit Companies)                                    220                $32,333
-------------------------------------------------------------------------------------------------------

Italy - 1.0%
-------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A. (Insurance)                           1,000                $18,147
-------------------------------------------------------------------------------------------------------

Japan - 15.3%
-------------------------------------------------------------------------------------------------------
Bridgestone Corp. (Automotive)                                             1,000                $14,502
-------------------------------------------------------------------------------------------------------
Canon, Inc., ADR (Personal Computers & Peripherals)                          680                 34,803
-------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)                          1,600                 25,229
-------------------------------------------------------------------------------------------------------
Citizen Watch Co., Ltd. (Electronics)                                      2,000                 18,102
-------------------------------------------------------------------------------------------------------
Heiwa Corp. (Leisure & Toys)                                                 800                 11,670
-------------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd., ADR (Automotive)                                    1,165                 24,861
-------------------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                                3                 17,630
-------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc. (Electronics)                                1,000                 13,463
-------------------------------------------------------------------------------------------------------
Seiko Epson Corp. (Electronics)                                              500                 19,604
-------------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Electronics)                                   1,000                 18,650
-------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                     1,400                 21,705
-------------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Natural Gas Distribution)                             6,000                 23,412
-------------------------------------------------------------------------------------------------------
Yamaha Corp. (Leisure & Toys)                                              1,200                 22,788
-------------------------------------------------------------------------------------------------------
                                                                                               $266,419
-------------------------------------------------------------------------------------------------------
Mexico - 3.5%
-------------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V., "B" (Home Construction)*                    4,400                $28,166
-------------------------------------------------------------------------------------------------------
Grupo Elektra, S.A. de C.V. (Specialty Stores)                             2,000                 10,169
-------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)                              330                 13,365
-------------------------------------------------------------------------------------------------------
TV Azteca, S.A. de C.V., ADR (Broadcast & Cable TV)                        1,200                  9,192
-------------------------------------------------------------------------------------------------------
                                                                                                $60,892
-------------------------------------------------------------------------------------------------------
Netherlands - 4.4%
-------------------------------------------------------------------------------------------------------
European Aeronautic Defence and Space Co. (Aerospace)                      1,000                $21,746
-------------------------------------------------------------------------------------------------------
Reed Elsevier N.V. (Printing & Publishing)                                 1,800                 22,957
-------------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                        810                 21,620
-------------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)*                                            315                  9,985
-------------------------------------------------------------------------------------------------------
                                                                                                $76,308
-------------------------------------------------------------------------------------------------------
Peru - 0.5%
-------------------------------------------------------------------------------------------------------
Compania de Minas Buenaventura S.A.u., ADR (Precious
Metals)                                                                      400                 $9,360
-------------------------------------------------------------------------------------------------------

Singapore - 1.1%
-------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telephone Services)                    17,000                $20,076
-------------------------------------------------------------------------------------------------------

South Korea - 3.6%
-------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc. (Telephone Services)                                  2,800                 $8,614
-------------------------------------------------------------------------------------------------------
Kookmin Bank (Banks & Credit Companies)*                                     320                 13,021
-------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronics)                                   60                 26,792
-------------------------------------------------------------------------------------------------------
Samsung SDI Co., Ltd. (Electrical Equipment)                                 100                 14,060
-------------------------------------------------------------------------------------------------------
                                                                                                $62,487
-------------------------------------------------------------------------------------------------------
Spain - 2.1%
-------------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)                                       2,352                $36,676
-------------------------------------------------------------------------------------------------------

Sweden - 3.4%
-------------------------------------------------------------------------------------------------------
Atlas Copco AB (Machinery & Tools)                                           600                $22,579
-------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB (Specialty Stores)                                     1,470                 35,887
-------------------------------------------------------------------------------------------------------
                                                                                                $58,466
-------------------------------------------------------------------------------------------------------

Switzerland - 10.1%
-------------------------------------------------------------------------------------------------------
Credit Suisse Group (Banks & Credit Companies)                               620                $23,414
-------------------------------------------------------------------------------------------------------
Julius Baer Holdings Ltd. (Brokerage & Asset Managers)                        50                 18,188
-------------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non Alcoholic Beverages)                                  69                 18,194
-------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                925                 41,618
-------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                           340                 34,429
-------------------------------------------------------------------------------------------------------
Straumann AG (Medical Equipment)                                              70                 10,230
-------------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical Equipment)                                     14                 14,388
-------------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)                                            216                 15,482
-------------------------------------------------------------------------------------------------------
                                                                                               $175,943
-------------------------------------------------------------------------------------------------------
United Kingdom - 20.2%
-------------------------------------------------------------------------------------------------------
Amvescap PLC (Brokerage & Asset Managers)                                  2,700                $19,829
-------------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Pharmaceuticals)                                      610                 28,906
-------------------------------------------------------------------------------------------------------
BG Group PLC (Energy - Independent)                                        2,000                 10,080
-------------------------------------------------------------------------------------------------------
BOC Group PLC (Specialty Chemicals)                                        1,150                 18,535
-------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcast & Cable TV)                  1,520                 20,540
-------------------------------------------------------------------------------------------------------
Cookson Group PLC (Electronics)                                           21,000                 17,115
-------------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)                                           1,533                 20,102
-------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)                                        713                 15,323
-------------------------------------------------------------------------------------------------------
Granada PLC (Broadcast & Cable TV)                                         8,036                 20,020
-------------------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)                                          3,486                 17,634
-------------------------------------------------------------------------------------------------------
NEXT PLC (General Merchandise)                                               700                 16,394
-------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                          1,450                 33,881
-------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit
Companies)                                                                   718                 21,183
-------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Communications)                              17,001                 42,573
-------------------------------------------------------------------------------------------------------
William Hill PLC (Gaming & Lodging)                                        2,950                 23,854
-------------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                      4,500                 26,225
-------------------------------------------------------------------------------------------------------
                                                                                               $352,194
-------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                         $1,706,538
-------------------------------------------------------------------------------------------------------

U.S. Stocks - 0.7%
-------------------------------------------------------------------------------------------------------
Business Services - 0.7%
-------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                               250                $11,595
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,346,108)                                                   $1,718,133
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.4%
-------------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                         (000 Omitted)                    $ VALUE
-------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 2/02/04                                   $7                 $7,000
-------------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 2/02/04                                         17                 16,999
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                 $23,999
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,370,107)                                              $1,742,132
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.0%                                                               104
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $1,742,236
-------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

MFS GLOBAL VALUE FUND

AT 1/31/04

ASSETS

Investments, at value (identified cost, $1,325,597)                   $1,588,872
-----------------------------------------------------------------------------------------------------
Cash                                                                         321
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                            6,430
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                          3,150
-----------------------------------------------------------------------------------------------------
Total assets                                                                               $1,598,773
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $13,403
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                              86
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                           23
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                             $13,512
-----------------------------------------------------------------------------------------------------
Net assets                                                                                 $1,585,261
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                       $1,533,539
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                       263,429
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                   (211,190)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                             (517)
-----------------------------------------------------------------------------------------------------
Total                                                                                      $1,585,261
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     153,586
-----------------------------------------------------------------------------------------------------
Net asset value per share                                                                      $10.32
-----------------------------------------------------------------------------------------------------
Offering price per share (100/94.25X$10.32)                                                    $10.95
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

MFS INTERNATIONAL CORE EQUITY FUND

AT 1/31/04

ASSETS

Investments, at value (identified cost, $1,370,107)                   $1,742,132
-----------------------------------------------------------------------------------------------------
Cash                                                                         317
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                           21,107
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                          2,878
-----------------------------------------------------------------------------------------------------
Total assets                                                                               $1,766,434
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                         $95
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                         23,983
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                              96
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                           24
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                             $24,198
-----------------------------------------------------------------------------------------------------
Net assets                                                                                 $1,742,236
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                       $1,549,202
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets
and liabilities in foreign currencies                                    372,115
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                   (176,974)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                           (2,107)
-----------------------------------------------------------------------------------------------------
Total                                                                                      $1,742,236
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     155,193
-----------------------------------------------------------------------------------------------------
Net asset value per share                                                                      $11.23
-----------------------------------------------------------------------------------------------------
Offering price per share (100/94.25X$11.23)                                                    $11.92
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

MFS GLOBAL VALUE FUND

SIX MONTHS ENDED 1/31/04

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                                $12,930
-----------------------------------------------------------------------------------------------------
  Interest                                                                     124
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                      (484)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                       $12,570
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                            $7,276
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                  804
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                               2,561
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                            24
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                             15,440
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                              2,812
-----------------------------------------------------------------------------------------------------
  Printing                                                                   3,613
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                   948
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                              3,325
-----------------------------------------------------------------------------------------------------
Total expenses                                                                                $36,803
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                         (10)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor              (27,697)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                   $9,096
-----------------------------------------------------------------------------------------------------
Net investment income                                                                          $3,474
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                                  $51,866
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                               (110)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                            $51,756
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                             $200,302
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                   68
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                          $200,370
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                         $252,126
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                       $255,600
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

MFS INTERNATIONAL CORE EQUITY FUND

SIX MONTHS ENDED 1/31/04

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                                 $9,851
-----------------------------------------------------------------------------------------------------
  Interest                                                                     166
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                    (1,174)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                        $8,843
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                            $7,917
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                  877
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                               2,766
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                            27
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                             15,520
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                              5,699
-----------------------------------------------------------------------------------------------------
  Printing                                                                   2,954
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                   635
-----------------------------------------------------------------------------------------------------
  Postage                                                                        1
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                              5,264
-----------------------------------------------------------------------------------------------------
Total expenses                                                                                $41,660
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                         (16)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor              (31,748)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                   $9,896
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                           $(1,053)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                                 $101,185
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                               (112)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                           $101,073
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                             $235,999
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                   98
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                          $236,097
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                         $337,170
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                       $336,117
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS GLOBAL VALUE FUND

                                                                     SIX MONTHS
                                                                        ENDED              YEAR ENDED
                                                                       1/31/04               7/31/03
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                    $3,474               $14,677
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                             51,756               (81,362)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                             200,370               153,198
----------------------------------------------------------------     ----------            ----------
Increase in net assets from operations                                 $255,600               $86,513
----------------------------------------------------------------     ----------            ----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                             $(13,697)             $(11,820)
----------------------------------------------------------------     ----------            ----------
Net increase (decrease) in net assets from fund share
transactions                                                            $13,699              $(12,106)
----------------------------------------------------------------     ----------            ----------
Total increase in net assets                                           $255,602               $62,587
----------------------------------------------------------------     ----------            ----------

NET ASSETS

At beginning of period                                               $1,329,659            $1,267,072
-----------------------------------------------------------------------------------------------------
At end of period                                                     $1,585,261            $1,329,659
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)
included in net assets at end of period                                   $(517)               $9,706
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------


MFS INTERNATIONAL CORE EQUITY FUND

                                                                      SIX MONTHS
                                                                         ENDED             YEAR ENDED
                                                                        1/31/04              7/31/03
                                                                      (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income (loss)                                            $(1,053)               $8,956
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                            101,073               (85,971)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                             236,097               225,804
----------------------------------------------------------------     ----------            ----------
Increase in net assets from operations                                 $336,117              $148,789
----------------------------------------------------------------     ----------            ----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                             $(10,333)              $(4,939)
----------------------------------------------------------------     ----------            ----------
Net increase in net assets from fund share transactions                    $332                $3,649
----------------------------------------------------------------     ----------            ----------
Total increase in net assets                                           $326,116              $147,499
----------------------------------------------------------------     ----------            ----------

NET ASSETS

At beginning of period                                               $1,416,120            $1,268,621
-----------------------------------------------------------------------------------------------------
At end of period                                                     $1,742,236            $1,416,120
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)
included in net assets at end of period                                 $(2,107)               $9,279
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

MFS GLOBAL VALUE FUND
                                                    SIX MONTHS        YEAR ENDED 7/31
                                                         ENDED        --------------=----------              PERIOD ENDED
                                                       1/31/04           2003              2002                  7/31/01*
CLASS A                                            (UNAUDITED)
Net asset value, beginning of period                     $8.74             $8.25             $9.24                 $10.00
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                               $0.02             $0.10             $0.06                  $0.04
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                                        1.65              0.47             (1.00)                 (0.80)
----------------------------------------------------    ------            ------            ------                 ------
Total from investment operations                         $1.67             $0.57            $(0.94)                $(0.76)
----------------------------------------------------    ------            ------            ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                            $(0.09)           $(0.08)           $(0.05)                   $--
----------------------------------------------------    ------            ------            ------                 ------
Net asset value, end of period                          $10.32             $8.74             $8.25                  $9.24
----------------------------------------------------    ------            ------            ------                 ------
Total return (%)(+)                                      19.15++            6.94            (10.26)                 (7.60)++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                1.25+             1.25              1.27                   1.29+
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.47+             1.17              0.73                   0.66+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          33                72                87                     75
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                                $1,585            $1,330            $1,267                 $1,386
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class A. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS subsequent to January 1, 2004. This agreement will terminate on the earlier of December 1, 2004, or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on January 1, 2004. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                     $(0.16)           $(0.25)           $(0.19)                $(0.11)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                                5.05+             5.52              4.15                   3.95+
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                      (3.33)+           (3.10)            (2.15)                 (2.00)+
--------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, December 29, 2000, through July 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

MFS INTERNATIONAL CORE EQUITY FUND
                                                    SIX MONTHS        YEAR ENDED 7/31
                                                         ENDED        -------------------------              PERIOD ENDED
                                                       1/31/04           2003              2002                  7/31/01*
CLASS A                                            (UNAUDITED)
Net asset value, beginning of period                     $9.11             $8.18             $8.96                 $10.00
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                       $(0.01)            $0.06             $0.03                  $0.04
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                                   2.20              0.90             (0.79)                 (1.08)
----------------------------------------------------    ------            ------            ------                 ------
Total from investment operations                         $2.19             $0.96            $(0.76)                $(1.04)
----------------------------------------------------    ------            ------            ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                            $(0.07)           $(0.03)           $(0.02)                   $--
----------------------------------------------------    ------            ------            ------                 ------
Net asset value, end of period                          $11.23             $9.11             $8.18                  $8.96
----------------------------------------------------    ------            ------            ------                 ------
Total return (%)(+)                                      24.05++           11.81             (8.51)                (10.40)++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                1.25+             1.25              1.27                   1.33+
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (0.13)+            0.70              0.32                   0.80+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          42                86               121                     72
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                                $1,742            $1,416            $1,269                 $1,361
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class A. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS subsequent to January 1, 2004. This agreement will terminate on the earlier of December 1, 2004, or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on January 1, 2004. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                     $(0.21)           $(0.32)           $(0.29)                $(0.14)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                5.27+             5.79              4.97                   4.75+
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                      (4.15)+           (3.84)            (3.38)                 (2.62)+
--------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, December 29, 2000, through July 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the
    lower.See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Value Fund and MFS International Core Equity Fund are each a separate, non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Each fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Each fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or each fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in each fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. Each fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, each fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of each fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in each fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - Each fund may enter into repurchase agreements with institutions that each fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to each fund under each such repurchase agreement. Each fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, capital losses, and passive foreign investment companies.

The tax character of distributions declared for the years ended July 31, 2003 and July 31, 2002 was as follows:

                                                                     MFS GLOBAL VALUE FUND       MFS INTERNATIONAL CORE EQUITY FUND
                                                              ----------------------------   --------------------------------------
                                                              7/31/03              7/31/02              7/31/03             7/31/02
Distributions declared from:
-----------------------------------------------------------------------------------------------------------------------------------
  Ordinary income                                             $11,820               $6,751               $4,939              $2,835
-----------------------------------------------------------------------------------------------------------------------------------

As of July 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                      MFS GLOBAL VALUE FUND      MFS INTERNATIONAL CORE EQUITY FUND
                                                                   ------------------------      ----------------------------------

Undistributed ordinary income                                                       $9,706                                 $10,269
-----------------------------------------------------------------------------------------------------------------------------------
Capital loss carryforward                                                         (212,295)                               (237,642)
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation                                                             56,868                                 128,242
-----------------------------------------------------------------------------------------------------------------------------------
Post-October capital loss deferral                                                 (44,460)                                (32,645)
-----------------------------------------------------------------------------------------------------------------------------------
Post-October currency loss deferral                                                     --                                    (824)
-----------------------------------------------------------------------------------------------------------------------------------
Other temporary differences                                                             --                                    (150)
-----------------------------------------------------------------------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on the following dates:

                                                                     MFS GLOBAL VALUE FUND    MFS INTERNATIONAL CORE EQUITY FUND
                                                                  ------------------------   -----------------------------------

EXPIRATION DATE

July 31, 2009                                                                     $(51,819)                               $(50,530)
-----------------------------------------------------------------------------------------------------------------------------------
July 31, 2010                                                                      (55,395)                                (64,398)
-----------------------------------------------------------------------------------------------------------------------------------
July 31, 2011                                                                     (105,081)                               (122,714)
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                            $(212,295)                              $(237,642)
-----------------------------------------------------------------------------------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 1.00% of each fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of each fund's "Other Expenses", which are defined as each fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of each fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class A. To the extent that the expense reimbursement fee exceeds each fund's actual expenses, the excess will be applied to amounts paid by MFS subsequent to January 1, 2004. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by each fund. At January 31, 2004, aggregate unreimbursed expenses amounted to $4,974 for MFS Global Value Fund and $3,754 for MFS International Core Equity Fund. Each fund will not be required to reimburse MFS $122,444 and $148,524, for Global Value Fund and International Core Equity Fund, respectively, for the expenses borne under a previous agreement that expired on January 1, 2004. MFS instituted a new plan through December 1, 2004.

Each fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to Trustees who are officers of the investment adviser, or to officers of either fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc.
(MFSC). The Trustees are currently waiving their right to receive compensation from each fund.

ADMINISTRATOR - Each fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                 0.0175%
          --------------------------------------------------------
          Next $2.5 billion                                0.0130%
          --------------------------------------------------------
          Next $2.5 billion                                0.0005%
          --------------------------------------------------------
          In excess of $7 billion                          0.0000%
          --------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges for the six months ended January 31, 2004.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                              MFS INTERNATIONAL
                                 MFS GLOBAL VALUE FUND         CORE EQUITY FUND
                                ----------------------   ----------------------
                                               CLASS A                  CLASS A
-------------------------------------------------------------------------------
Distribution Fee                                 0.10%                    0.10%
-------------------------------------------------------------------------------
Service Fee                                      0.25%                    0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                          0.35%                    0.35%
-------------------------------------------------------------------------------

Distribution and Service fees under the Class A distribution plan are being waived for the MFS Global Value Fund and the MFS International Core Equity Fund.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. There were no contingent deferred sales charges imposed on Class A shares of each fund during the period ended January 31, 2004.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.11%, which amounted to $801 and $871 for the Global Value Fund and the International Core Equity Fund, respectively, for the six months ended January 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $0 and $6 for the Global Value Fund and the International Core Equity Fund, respectively, for the six months ended January 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                                                              MFS INTERNATIONAL
                                 MFS GLOBAL VALUE FUND         CORE EQUITY FUND
                                ----------------------   ----------------------

PURCHASES
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)  $459,865                 $691,748
-------------------------------------------------------------------------------
SALES
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)  $487,176                 $649,924
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the funds, as computed on a federal income tax basis, are as follows:

                                                              MFS INTERNATIONAL
                                 MFS GLOBAL VALUE FUND         CORE EQUITY FUND
                                ----------------------   ----------------------

Aggregate cost                              $1,331,788               $1,377,883
-------------------------------------------------------------------------------
Gross unrealized appreciation                 $257,729                 $371,343
-------------------------------------------------------------------------------
Gross unrealized depreciation                     (645)                  (7,094)
-------------------------------------------------------------------------------
Net unrealized appreciation                   $257,084                 $364,249
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              MFS GLOBAL VALUE FUND
                                    ------------------------------------------
                                        Six months
                                       ended 1/31/04       Year ended 7/31/03
                                     SHARES      AMOUNT     SHARES    AMOUNT

CLASS A SHARES

Shares sold                               --         $--         2        $20
------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions          1,386      13,699     1,456     11,818
------------------------------------------------------------------------------
Shares reacquired                         --          --    (2,766)   (23,944)
------------------------------------------------------------------------------
Net increase (decrease)                1,386     $13,699    (1,308)  $(12,106)
------------------------------------------------------------------------------

                                        MFS INTERNATIONAL CORE EQUITY FUND
                                    ------------------------------------------
                                         Six months
                                        ended 1/31/04     Year ended 7/31/03
                                     SHARES      AMOUNT     SHARES    AMOUNT

CLASS A SHARES

Shares sold                            1,476     $15,000       248     $2,020
------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            971      10,332       611      4,939
------------------------------------------------------------------------------
Shares reacquired                     (2,777)    (25,000)     (408)    (3,310)
------------------------------------------------------------------------------
Net increase (decrease)                 (330)       $332       451     $3,649
------------------------------------------------------------------------------

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to MFS Global Value Fund and MFS International Core Equity Fund for the six months ended January 31, 2004, was $5 and $5, respectively. The funds had no borrowings during the period.

(7) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley), settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its allocation of brokerage commissions and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley, and relating to the effectiveness of the disclosure of such practices to the boards of trustees of the various MFS funds and in the funds' Statements of Additional Information. MFS is pursuing a possible settlement of these allegations. MFS believes that any settlement could include MFS being sanctioned and MFS' payment of compensation or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the funds are series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59) Trustee and         DAVID H. GUNNING(4) (born 05/30/42) Trustee
President                                                Cleveland-Cliffs Inc. (mining products and service
Massachusetts Financial Services Company, Chief          provider), Vice Chairman/Director (since April
Executive Officer and Director                           2001); Encinitos Ventures (private investment
                                                         company), Principal (1997 to April 2001); Lincoln
ROBERT J. MANNING(2)(8) (born 10/20/63) Trustee          Electric Holdings, Inc. (welding equipment
and President                                            manufacturer), Director; Southwest Gas Corporation
Massachusetts Financial Services Company, Chief          (natural gas distribution company), Director
Executive Officer, President, Chief investment
Officer and Director                                     WILLIAM R. GUTOW (born 09/27/41) Trustee
                                                         Private investor and real estate consultant;
KEVIN R. PARKE(2)(5) (born 12/14/59) Trustee             Capitol Entertainment Management Company (video
Massachusetts Financial Services Company,                franchise), Vice Chairman
President, Chief Investment Officer and Director
                                                         AMY B. LANE(4) (born 02/08/53) Trustee
ROBERT C. POZEN(2)(8) (born 08/08/46) Trustee            Retired; Merrill Lynch & Co., Inc., Managing
Massachusetts Financial Services Company, Chairman       Director, Investment Banking Group (1997 to
(since February 2004); Harvard Law School                February 2001); Borders Group, Inc. (book and
(education), John Olin Visiting Professor (since         music retailer), Director; Federal Realty
July 2002); Secretary of Economic Affairs, The           Investment Trust (real estate investment trust),
Commonwealth of Massachusetts (January 2002 to           Trustee
December 2002); Fidelity Investments, Vice
Chairman (June 2000 to December 2001); Fidelity          ABBY M. O'NEIL(3) (born 04/27/28) Trustee
Management & Research Company (investment                Private Investor; Rockefeller Financial Services,
adviser), President (March 1997 to July 2001); The       Inc. (investment advisors), Chairman and Chief
Bank of New York (financial services), Director;         Executive Officer
Bell Canada Enterprises (telecommunications),
Director; Telesat (satellite communications),            LAWRENCE T. PERERA (born 06/23/35) Trustee
Director                                                 Hemenway & Barnes (attorneys), Partner

JEFFREY L. SHAMES(2)(7) (born 06/02/55) Trustee          WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
J. ATWOOD IVES (born 05/01/36) Co-Chair                  CBL & Associates Properties, Inc. (real estate
Private investor; KeySpan Corporation (energy            investment trust), Director
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        J. DALE SHERRATT (born 09/23/38) Trustee
and Chief Executive Officer (until November 2000)        Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WARD SMITH (born 09/13/30) Co-Chair                      (investor in health care companies), Managing
Private investor                                         General Partner (since 1993); Cambridge
                                                         Nutraceuticals (professional nutritional
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           products), Chief Executive Officer (until May
Brigham and Women's Hospital, Chief of Cardiac           2001)
Surgery; Harvard Medical School, Professor of
Surgery                                                  ELAINE R. SMITH (born 04/25/46) Trustee
                                                         Independent health care industry consultant

OFFICERS
JOHN W. BALLEN(5) (born 09/12/59) Trustee and            RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chief          Vice President (since July 2002); The Bank of New
Executive Officer and Director                           York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and Chief Financial
Secretary and Assistant Clerk                            Officer (prior to September 2000); Lexington
Massachusetts Financial Services Company, Senior         Funds, Treasurer (prior to September 2000)
Vice President and Associate General Counsel
                                                         ROBERT J. MANNING(6) (born 10/20/63) President
STEPHEN E. CAVAN(9) (born 11/06/53) Secretary and        Massachusetts Financial Services Company, Chief
Clerk                                                    Executive Officer, President, Chief Investment
Massachusetts Financial Services Company, Senior         Officer and Director
Vice President, General Counsel and Secretary
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53) Assistant           Massachusetts Financial Services Company, Vice
Treasurer                                                President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60) Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Appointed President on February 6, 2004.
(7) Resigned February 13, 2004.
(8) Appointed Trustee on February 24, 2004.
(9) Resigned March 15, 2004.

Trustees and Officers - continued

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Mr. Shames served as Trustee of the Trust continously since originally appointed until February 13, 2004. Mr. Gutow has served as a Trustee of the Trust continuously since originally appointed. Messrs. Cohn, Sherratt and Smith, and Mr. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January 1, 2002, until February 6, 2004, and Mr. Parke served as a
Trustee of the Trust from January 1, 2002, until February 6, 2004. Mr. Gunning and Ms. Lane have served as
Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees since February
24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGERS
Stephen Gorham+
Marcus Smith+
Barnaby Wiener+

CUSTODIANS
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

JP Morgan Chase Bank
One Chase Manhattan Plaza
New York, NY 10081

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov

+ MFS Investment Management

MFS(R) GLOBAL VALUE FUND
MFS(R) INTERNATIONAL CORE EQUITY FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                           INCXAA-SEM 3/04

MFS(R) Mutual Funds

SEMIANNUAL REPORT 1/31/04

MFS(R) EMERGING MARKETS DEBT FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) EMERGING MARKETS DEBT FUND

The fund seeks total return (high current income and long-term growth of capital).

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           3
----------------------------------------------------
MANAGEMENT REVIEW                                  4
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              14
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     27
----------------------------------------------------
TRUSTEES AND OFFICERS                             39
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       41
----------------------------------------------------
CONTACT INFORMATION                               42
----------------------------------------------------
ASSET ALLOCATION                                  43

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As the firm's new Chief Executive Officer, I want to assure you that the responsibility of managing other people's money is one that we have taken very seriously for 80 years. I want to thank you for your continued trust in MFS(R) and tell you about the series of actions we are undertaking since our recent settlement with regulators to set a new standard in the industry for corporate governance, compliance, and serving shareholder interests.

As you may know, in early February MFS reached agreement with federal and state regulators to settle their administrative proceedings against MFS in connection with market timing and related issues. We regret the concerns raised by the proceedings for our clients and are pleased to have reached a settlement that will fully reimburse fund shareholders for any harm that occurred.

As part of our ongoing efforts to earn and maintain your trust, we have put our policies and practices under an intensive internal review. We have enhanced our management team and strengthened controls around market timing and excessive trading. At the same time, we have taken a series of actions to strengthen the management and governance structure of the funds and tighten our business practices. We will be communicating more about these actions in the coming weeks, but I'd like to highlight the recent management changes.

In early February, Robert Pozen joined MFS as non-executive Chairman. Bob, a seasoned veteran of the mutual fund industry, has held prior positions as president of Fidelity Management & Research Company, Associate General Counsel of the Securities and Exchange Commission, and a visiting professor at Harvard Law School. He authored the industry's bible, The Mutual Fund Business.

In an effort to develop and implement policies that set new standards in fund governance, regulatory compliance, and shareholder protection, MFS has hired two new senior executives. Jeffrey Carp is joining us as General Counsel with responsibility for all of our legal affairs. Previously he was a senior partner with the law firm of Hale and Dorr LLP, and he brings more than 22 years of experience in mutual fund, securities, and corporate law. Also joining MFS in the new position of Chief Regulatory Officer is Maria Dwyer, who is returning to the firm after eight years as a senior executive at Fidelity. At MFS, Maria will be in charge of compliance, internal audit, and fund treasury. Both Jeffrey and Maria join our Management Committee, the firm's highest executive body.

As Chief Investment Officer, my focus is on ensuring that our portfolio teams continue to work together and tap into all the resources available to them to help deliver the best possible investment performance.

By strengthening our business and governance practices we believe we have an unprecedented opportunity to set a new standard in the mutual fund industry. As the inventor of the open-end mutual fund in America in 1924, MFS has a tradition and culture of innovation. We believe that it is time for the industry to move beyond what is required by law in order to demonstrate that our first commitment is to our shareholders.

As I look ahead, I do so with confidence. The collaboration among teams of MFS employees, many of whom have worked at the firm for their entire careers, will continue as they remain singularly focused on dedication to our clients. It has been our sincere privilege to serve you, and we thank you for the confidence that you have shown in MFS.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer
    MFS Investment Management(R)

    February 27, 2004

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as non-executive Chairman. Also, on February 6, 2004, Robert J. Manning was appointed Chief Executive Officer, President, and Chief Investment Officer.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Emerging debt markets experienced continued strength for the six-month period ended January 31, 2004, concluding a rewarding year that included returns of 25.66% for the J.P. Morgan Emerging Markets Bond Index Global for the one-year period ending December 31, 2003. Fundamentals in the asset class were generally supportive of returns, but this was a liquidity-driven rally in several respects. An accommodative global monetary environment, led by the U.S. Federal Reserve, contributed to a "search for yield" by investors that favored emerging markets debt and other higher-yielding assets. In addition, the superior long-term absolute and relative returns of emerging markets debt continued to attract investor interest. The strong investment inflows into the asset class resulted in persistently strong demand for emerging markets bonds through much of the period.

CONTRIBUTORS TO PERFORMANCE

Our overweighted positions in various Latin American countries - particularly Brazil, Ecuador, Panama, and Argentina - were key drivers of outperformance. In general, Latin America's combination of higher yields and improving fundamentals proved attractive. That said, we would emphasize the fragility of certain countries' political economies (e.g., Venezuela, Ecuador) and the vigilance we maintained over those positions. At the more stable end of the risk spectrum, our positioning at the long end of the government yield curve in Mexico, as well as credit selection in Chile, benefited the fund.

Our scaled-back positions in emerging Europe benefited the fund (given the higher returns in Latin America). Moreover, sound security selection within the context of neutral weightings or underweightings in Russia and Turkey boosted performance relative to the benchmark. Corporate bond holdings in Russia, for example, added value relative to the fund's reduced government bond exposure. Non-index contributors to performance included the fund's exposure in Kazakhstan and Qatar. Both oil exporting nations offered diversification attributes in addition to solid risk-adjusted returns.

The fund's underweighting of Asian countries - due to perceived rich valuations
- helped performance. The region's weighted performance was only 4.64% for the six-month period.

DETRACTORS FROM PERFORMANCE

Fund performance was adversely affected by underweighted positions in the high-yielding countries of Cote d'Ivoire and Nigeria. We had credit-related concerns regarding these countries, but they performed well. We also incorrectly judged valuations in Peru to offer little upside, and our subsequent underweighted exposure hurt performance.

PORTFOLIO POSITIONING

As we previously noted (in the fund's annual report for July 31, 2003), there was an element of "frothiness" in the market's behavior last year. Such an environment is enjoyable while it lasts, but it typically lays the foundation for increased volatility as overbought conditions - marked by less-discriminating investments and overly high valuations - create new vulnerabilities. In fact, we have seen volatility in the asset class move higher. In our experience, such periods can prove challenging but also rewarding as new opportunities arise. We may be pursuing a more cautious strategy in the current environment while staying alert to divergences in relative value relationships and exaggerated market moves.

Emerging market debt remains an attractive asset class, in our opinion. It is underpinned by strong and improving fundamentals - around 50% of the asset class is now investment grade - and favorable market technicals (e.g., supply and demand conditions). Relative outperformance versus other asset classes of the magnitude experienced in recent years is unlikely to be repeated, in our view, but we would expect attractive risk-adjusted returns going forward to be possible.

We appreciate your continued support and welcome any questions.

Respectfully,
/s/ Mark E. Dow                         /s/ Matthew W. Ryan
    Mark E. Dow                             Matthew W. Ryan
    Portfolio Manager                       Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may vary.


-------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Past performance is no guarantee of future results. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST CURRENT PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
      Share         inception
      class           date         6-mo     1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
        A           3/17/1998       --      27.65%   20.11%    23.00%   15.02%
------------------------------------------------------------------------------
        B           5/31/2002       --      26.76%   19.60%    22.69%   14.77%
------------------------------------------------------------------------------
        C           5/31/2002       --      26.86%   19.60%    22.69%   14.77%
------------------------------------------------------------------------------
        I           3/17/1998       --      28.00%   20.29%    23.09%   15.09%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

  Comparative benchmarks
------------------------------------------------------------------------------
  Average emerging markets debt
  fund+                            12.72%   28.42%   15.65%    18.50%    9.51%
------------------------------------------------------------------------------
  J.P. Morgan Emerging
  Markets Bond Index Global#       11.59%   24.26%   11.37%    16.05%    9.80%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

      Share
      class                        6-mo     1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
        A                           --      21.58%   18.18%    21.81%   14.07%
------------------------------------------------------------------------------
        B                           --      22.76%   18.89%    22.51%   14.68%
------------------------------------------------------------------------------
        C                           --      25.86%   19.60%    22.69%   14.77%
------------------------------------------------------------------------------

--------------------
Cumulative without
sales charge
--------------------

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

------------------------------------------------------------------------------
        A                         13.89%    27.65%   73.27%   181.56%  127.62%
------------------------------------------------------------------------------
        B                         13.45%    26.76%   71.06%   177.96%  124.71%
------------------------------------------------------------------------------
        C                         13.53%    26.86%   71.08%   178.00%  124.74%
------------------------------------------------------------------------------
        I                         14.05%    28.00%   74.07%   182.61%  128.44%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, March 17, 1998, through January 31, 2004. Index information is from
  April 1, 1998.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL (THE EMBI GLOBAL) - tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Prior to June 1, 2002, MFS Emerging Markets Debt Fund was available only to MFS employees and had limited assets. Between July 1, 1999, and May 31, 2002, some of the fund's fees and expenses were waived or paid for by the adviser; had these fees been in effect, performance would have been lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 1/31/04
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It it categorized by broad-based asset classes.

Bonds - 92.4%
-----------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
ISSUER                                                            (000 Omitted)               $ VALUE
-----------------------------------------------------------------------------------------------------
Foreign Bonds - 92.4%
-----------------------------------------------------------------------------------------------------
Algeria - 1.6%
-----------------------------------------------------------------------------------------------------
Algeria Tranche, 2.063s, 2010                                               $629             $616,431
-----------------------------------------------------------------------------------------------------

Argentina - 4.8%
-----------------------------------------------------------------------------------------------------
Republic of Argentina, 2s, 2008                                          ARS 466             $142,351
-----------------------------------------------------------------------------------------------------
Republic of Argentina, 1.162s, 2012                                       $2,626            1,695,897
-----------------------------------------------------------------------------------------------------
                                                                                           $1,838,248
-----------------------------------------------------------------------------------------------------
Brazil - 23.1%
-----------------------------------------------------------------------------------------------------
Banco Nacional de Desenvolvi, 6.974s, 2008 (Banks &
Credit Companies)##                                                       $1,061           $1,055,695
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.063s, 2012                                   1,525            1,345,813
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10.25s, 2013                                     330              360,525
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8s, 2014                                       2,011            1,975,702
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2s, 2024                                       1,187            1,014,885
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11s, 2040                                      2,711            2,954,990
-----------------------------------------------------------------------------------------------------
Telemig Cellular S.A., 8.75s, 2009 (Special Products &
Services)##                                                                  201              192,960
-----------------------------------------------------------------------------------------------------
                                                                                           $8,900,570
-----------------------------------------------------------------------------------------------------
Bulgaria - 2.3%
-----------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25s, 2015##                                         $739             $875,528
-----------------------------------------------------------------------------------------------------
Chile - 1.3%
-----------------------------------------------------------------------------------------------------
Empresa Nacional de Electric, 8.35s, 2013 (Utilities -
Electric Power)                                                             $433             $492,702
-----------------------------------------------------------------------------------------------------

Colombia - 2.5%
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 9.75s, 2009                                           $115             $128,512
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75s, 2013                                           609              691,215
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75s, 2020                                           124              150,040
-----------------------------------------------------------------------------------------------------
                                                                                             $969,767
-----------------------------------------------------------------------------------------------------
Dominican Republic - 0.4%
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.04s, 2013                                             $100              $75,000
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.04s, 2013##                                            108               81,000
-----------------------------------------------------------------------------------------------------
                                                                                             $156,000
-----------------------------------------------------------------------------------------------------
Ecuador - 2.8%
-----------------------------------------------------------------------------------------------------
Republic of Ecuador, 12s, 2012                                              $272             $269,280
-----------------------------------------------------------------------------------------------------
Republic of Ecuador, 7s, 2030                                                964              824,220
-----------------------------------------------------------------------------------------------------
                                                                                           $1,093,500
-----------------------------------------------------------------------------------------------------
Guatemala - 0.7%
-----------------------------------------------------------------------------------------------------
Guatemala Republic, 10.25s, 2011##                                          $228             $273,600
-----------------------------------------------------------------------------------------------------

Kazakhstan - 3.5%
-----------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625s, 2010 (Oils)##                               $283             $316,789
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007 (Banks &
Credit Companies)                                                             35               39,463
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5s, 2013 (Banks & Credit
Companies)##                                                                 448              470,400
-----------------------------------------------------------------------------------------------------
Kaztransoil Co., 8.5s, 2006 (Oil Services)##                                 131              140,661
-----------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.875s, 2010 (Banks & Credit
Companies)##                                                                 155              156,550
-----------------------------------------------------------------------------------------------------
Turanelem Finance B.V., 7.875s, 2010 (Banks & Credit
Companies)                                                                   220              222,200
-----------------------------------------------------------------------------------------------------
                                                                                           $1,346,063
-----------------------------------------------------------------------------------------------------
Mexico - 15.7%
-----------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11s, 2013 (Telecom - Wireline)##                        $359             $365,283
-----------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V., 12s, 2008 (Electronics)                          195              206,700
-----------------------------------------------------------------------------------------------------
Grupo Televisa S.A. de C.V., 8.5s, 2032 (Broadcast & Cable
TV)                                                                          326              345,560
-----------------------------------------------------------------------------------------------------
Innova de R.L. de C.V., 9.375s, 2013 (Wireless
Communications)##                                                            373              398,177
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5s, 2027
(Oil Services)                                                             1,173            1,390,005
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022
(Oil Services)                                                             1,613            1,782,365
-----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25s, 2007 (Transportation Services)                      61               63,745
-----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 11.75s, 2009 (Transportation Services)                      61               61,915
-----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5s, 2012 (Transportation Services)                      117              133,965
-----------------------------------------------------------------------------------------------------
United Mexican States, 8.125s, 2019                                          288              324,000
-----------------------------------------------------------------------------------------------------
United Mexican States, 8s, 2022                                              215              237,037
-----------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026                                           437              640,205
-----------------------------------------------------------------------------------------------------
United Mexican States, 8.3s, 2031                                            103              116,287
-----------------------------------------------------------------------------------------------------
                                                                                           $6,065,244
-----------------------------------------------------------------------------------------------------
Panama - 5.3%
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2023                                          $1,273           $1,368,475
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2029                                             288              328,320
-----------------------------------------------------------------------------------------------------
Republic of Panama, 8.125s, 2034                                             352              341,440
-----------------------------------------------------------------------------------------------------
                                                                                           $2,038,235
-----------------------------------------------------------------------------------------------------
Peru - 0.6%
-----------------------------------------------------------------------------------------------------
Republic of Peru, 9.125s, 2012                                              $146             $160,600
-----------------------------------------------------------------------------------------------------
Republic of Peru, 8.75s, 2033                                                 91               88,043
-----------------------------------------------------------------------------------------------------
                                                                                             $248,643
-----------------------------------------------------------------------------------------------------
Philippines - 1.0%
-----------------------------------------------------------------------------------------------------
Philippines Republic, 9.375s, 2017                                          $349             $366,450
-----------------------------------------------------------------------------------------------------

Poland - 0.4%
-----------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25s, 2009 (Wireless
Communications)                                                             $140             $152,600
-----------------------------------------------------------------------------------------------------

Qatar - 1.5%
-----------------------------------------------------------------------------------------------------
State of Qatar, 9.75s, 2030                                                 $402             $570,801
-----------------------------------------------------------------------------------------------------
Russia - 15.3%
-----------------------------------------------------------------------------------------------------
AO Siberian Oil Co., 10.75s, 2009 (Energy - Integrated)                     $130             $145,275
-----------------------------------------------------------------------------------------------------
Gazprom, 9.625s, 2013 (Utilities - Gas)##                                    700              774,000
-----------------------------------------------------------------------------------------------------
Mobile Telesystems Fin S.A., 9.75s, 2008 (Wireless
Communications)                                                              138              149,730
-----------------------------------------------------------------------------------------------------
Mobile Telesystems Fin S.A., 8.375s, 2010 (Wireless
Communications)##                                                            278              286,687
-----------------------------------------------------------------------------------------------------
Russian Federation, 3s, 2011                                               3,750            2,981,250
-----------------------------------------------------------------------------------------------------
Russian Federation, 11s, 2018                                                754            1,029,210
-----------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11s, 2007 (Oil Services)                                     482              554,300
-----------------------------------------------------------------------------------------------------
                                                                                           $5,920,452
-----------------------------------------------------------------------------------------------------
Turkey - 2.1%
-----------------------------------------------------------------------------------------------------
Republic of Turkey, 11.875s, 2030                                           $566             $792,400
-----------------------------------------------------------------------------------------------------

Uruguay - 1.0%
-----------------------------------------------------------------------------------------------------
Republic of Uruquay, 7.5s, 2015                                             $484             $401,720
-----------------------------------------------------------------------------------------------------

Venezuela - 4.2%
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 2.125s, 2007                                         $190             $177,613
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 10.75s, 2013##                                        567              578,340
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25s, 2027                                         1,002              884,265
-----------------------------------------------------------------------------------------------------
                                                                                           $1,640,218
-----------------------------------------------------------------------------------------------------
Vietnam - 1.1%
-----------------------------------------------------------------------------------------------------
Republic of Vietnam, 3.5s, 2028                                             $641             $440,688
-----------------------------------------------------------------------------------------------------

Ukraine - 1.2%
-----------------------------------------------------------------------------------------------------
Ukraine Republic, 7.65s, 2013                                               $455             $464,100
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds (Identified Cost, $34,239,908)                                        $35,663,960
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 5.3%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 2/02/04, at Amortized Cost                    $2,057           $2,056,949
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $36,296,857)                                          $37,720,909
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.3%                                                         883,013
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $38,603,922
-----------------------------------------------------------------------------------------------------

## SEC Rule 144A restriction.

An abbreviation has been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. The abbreviation is shown below.

        ARS =  Argentine Peso                      EUR =  Euro
        BRL =  Brazilian Real                      TRL =  Turkish Lira
        CNY =  China Renminbi

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 1/31/04

ASSETS
Investments, at value (identified cost, $36,296,857)             $37,720,909
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                              5,608
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      896,491
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      813,230
-----------------------------------------------------------------------------------------------------
Interest receivable                                                  794,377
-----------------------------------------------------------------------------------------------------
Total assets                                                                              $40,230,615
-----------------------------------------------------------------------------------------------------

LIABILITIES
Cash overdraft                                                        $1,907
-----------------------------------------------------------------------------------------------------
Distribution payable                                                 170,853
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                  1,311,359
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   121,010
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                6,894
-----------------------------------------------------------------------------------------------------
Payable for daily variation margin on open future
contracts                                                             11,219
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                       1,565
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                         1,011
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                   875
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $1,626,693
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $38,603,922
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                                  $36,556,141
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                    1,416,626
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on
investments and foreign currency transactions                        614,278
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                       16,877
-----------------------------------------------------------------------------------------------------
Total                                                                                     $38,603,922
-----------------------------------------------------------------------------------------------------
See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Shares of beneficial interest outstanding                                                   2,989,984
-----------------------------------------------------------------------------------------------------
Class A shares

  Net assets                                                     $20,946,064
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,623,588
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $12.90
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.90)                                                  $13.54
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $10,994,506
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 850,038
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $12.93
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $2,508,463
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 193,830
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $12.94
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $4,154,889
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 322,528
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $12.88
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 1/31/04

NET INVESTMENT INCOME

Interest income                                                                            $1,039,588
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $105,431
-----------------------------------------------------------------------------------------------------
  Trustees fees                                                             523
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            24,823
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                 24,248
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                 43,177
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                  8,476
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                        537
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          21,220
-----------------------------------------------------------------------------------------------------
  Printing                                                               26,634
-----------------------------------------------------------------------------------------------------
  Postage                                                                 1,403
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          22,650
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              3,532
-----------------------------------------------------------------------------------------------------
  Registration fee                                                       12,176
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                           8,745
-----------------------------------------------------------------------------------------------------
Total expenses                                                                               $303,575
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (724)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor           (72,173)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                 $230,678
-----------------------------------------------------------------------------------------------------
Net investment income                                                                        $808,910
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis)

-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $1,018,076
-----------------------------------------------------------------------------------------------------
  Futures transactions                                                   37,405
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          15,675
-----------------------------------------------------------------------------------------------------
  Written options transactions                                           20,183
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                               $1,091,339
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                        $1,536,711
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                     (63,297)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies            (2,020)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                                $1,471,394
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                   $2,562,733
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                     $3,371,643
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                      1/31/04                  7/31/03
                                                                    (UNAUDITED)
INCREASE IN NET ASSETS

OPERATIONS

Net investment income                                                $808,910                  $547,549
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                        1,091,339                   729,069
--------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                         1,471,394                    50,185
-----------------------------------------------------------     -------------               -----------
Increase in net assets from operations                             $3,371,643                $1,326,803
-----------------------------------------------------------     -------------               -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------------
  Class A                                                           $(435,686)                $(225,315)
--------------------------------------------------------------------------------------------------------
  Class B                                                            (240,062)                  (91,105)
--------------------------------------------------------------------------------------------------------
  Class C                                                             (46,966)                  (23,002)
--------------------------------------------------------------------------------------------------------
  Class I                                                            (126,427)                 (246,580)
--------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions
--------------------------------------------------------------------------------------------------------
  Class A                                                            (586,704)                   (2,130)
--------------------------------------------------------------------------------------------------------
  Class B                                                            (353,987)                     (611)
--------------------------------------------------------------------------------------------------------
  Class C                                                             (71,465)                     (149)
--------------------------------------------------------------------------------------------------------
  Class I                                                            (138,802)                   (3,509)
-----------------------------------------------------------     -------------               -----------
Total distributions declared to shareholders                      $(2,000,099)                $(592,401)
-----------------------------------------------------------     -------------               -----------
Net increase in net assets from fund share transactions           $18,492,570               $15,519,632
-----------------------------------------------------------     -------------               -----------
Redemption fees                                                           $15                       $--
-----------------------------------------------------------     -------------               -----------
Total increase in net assets                                      $19,864,129               $16,254,034
-----------------------------------------------------------     -------------               -----------

NET ASSETS
At beginning of period                                            $18,739,793                $2,485,759
--------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $16,877 and $57,108, respectively)           $38,603,922               $18,739,793
--------------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                   YEAR ENDED 7/31
                                         ENDED         ------------------------------------------------------------------------
CLASS A                                 1/31/04          2003            2002            2001           2000             1999
                                      (UNAUDITED)
Net asset value, beginning of
period                                 $12.14           $10.16          $10.02          $10.40           $8.52           $9.58
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)              $0.38            $0.76           $1.04           $1.24           $1.09           $0.81
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       1.26             2.21            0.12           (0.28)           1.77           (1.31)
----------------------------------     ------           ------          ------          ------          ------          ------
Total from investment operations        $1.64            $2.97           $1.16           $0.96           $2.86          $(0.50)
----------------------------------     ------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income           $(0.40)          $(0.97)         $(1.02)         $(1.28)         $(0.98)         $(0.56)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                 (0.48)           (0.02)             --           (0.06)             --              --
----------------------------------     ------           ------          ------          ------          ------          ------
Total distributions declared to
shareholders                           $(0.88)          $(0.99)         $(1.02)         $(1.34)         $(0.98)         $(0.56)
----------------------------------     ------           ------          ------          ------          ------          ------
Net asset value, end of period         $12.90           $12.14          $10.16          $10.02          $10.40           $8.52
----------------------------------     ------           ------          ------          ------          ------          ------
Total return (%)(+)                     13.89++          30.36           11.70           10.73           34.86           (4.06)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 7/31
                                         ENDED         ------------------------------------------------------------------------
CLASS A (CONTINUED)                     1/31/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                               1.40+            1.41            0.32            0.09            0.05            1.56
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              5.92+            6.43            9.78           12.14           11.64           10.09
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        107              254             364             418             338             449
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $20,946           $8,495            $345            $236          $1,240          $1,018
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for
    Class A. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement willl terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. In addition, the distributor contractually waived a portion of its fee for the periods indicated. Prior to June 1, 2002, the fund paid the investment adviser a reimbursement fee not greater than 1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1,
    1999 to May 31, 2002. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)             $0.34            $0.55           $0.02           $0.56           $0.65           $0.54
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                               1.97+            3.21            9.93            6.71            4.73            4.88
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              5.35+            4.63            0.17            5.52            6.96            6.77
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended
       July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to August 1,
       2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

                                                          SIX MONTHS ENDED       YEAR ENDED        PERIOD ENDED
CLASS B                                                       1/31/04             7/31/03            7/31/02*
                                                            (UNAUDITED)
Net asset value, beginning of period                           $12.17              $10.15              $11.28
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                      $0.34               $0.65               $0.12
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              1.26                2.24               (1.10)
----------------------------------------------------------     ------              ------              ------
Total from investment operations                                $1.60               $2.89              $(0.98)
----------------------------------------------------------     ------              ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                   $(0.36)             $(0.85)             $(0.15)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                         (0.48)              (0.02)                 --
----------------------------------------------------------     ------              ------              ------
Total distributions declared to shareholders                   $(0.84)             $(0.87)             $(0.15)
----------------------------------------------------------     ------              ------              ------
Net asset value, end of period                                 $12.93              $12.17              $10.15
----------------------------------------------------------     ------              ------              ------
Total return (%)                                                13.45++             29.48               (8.72)++
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                            SIX MONTHS ENDED      YEAR ENDED        PERIOD ENDED
CLASS B (CONTINUED)                                             1/31/04            7/31/03            7/31/02*
                                                              (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):
Expenses##                                                       2.16+               2.16                2.21+
----------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                      5.27+               5.67                7.65+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                107                 254                 364
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                     $10,995              $5,095                $181
----------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other
    Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class B. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. Prior to June 1, 2002 the fund paid the investment adviser a reimbursement fee not greater than
    1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1, 1999 to May 31, 2002. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income (loss)(S)(S)                              $0.31               $0.45              $(0.03)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                       2.63+               3.86               11.52+
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                               4.80+               3.97               (1.66)+
----------------------------------------------------------------------------------------------------------------------

     * For the period from the inception of the Class B shares, May 31, 2002, through July 31, 2002.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.01%.

See notes to financial statements.

Financial Highlights - continued

                                                          SIX MONTHS ENDED       YEAR ENDED        PERIOD ENDED
CLASS C                                                       1/31/04             7/31/03            7/31/02*
                                                            (UNAUDITED)

Net asset value, beginning of period                           $12.17              $10.15              $11.28
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                      $0.33               $0.68               $0.13
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              1.28                2.21               (1.11)
----------------------------------------------------------     ------              ------              ------
Total from investment operations                                $1.61               $2.89              $(0.98)
----------------------------------------------------------     ------              ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                   $(0.36)             $(0.85)             $(0.15)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                         (0.48)              (0.02)                 --
----------------------------------------------------------     ------              ------              ------
Total distributions declared to shareholders                   $(0.84)             $(0.87)             $(0.15)
----------------------------------------------------------     ------              ------              ------
Net asset value, end of period                                 $12.94              $12.17              $10.15
----------------------------------------------------------     ------              ------              ------
Total return (%)                                                13.53++             29.43               (8.73)++
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                            SIX MONTHS ENDED      YEAR ENDED        PERIOD ENDED
CLASS C (CONTINUED)                                             1/31/04            7/31/03            7/31/02*
                                                              (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                       2.15+               2.16                2.21+
----------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                      5.22+               5.59                7.11+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                107                 254                 364
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                      $2,508              $1,095                 $19
----------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other
    Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class C. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. Prior to June 1, 2002 the fund paid the investment adviser a reimbursement fee not greater than
    1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1, 1999 to May 31, 2002. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income (loss)(S)(S)                              $0.30               $0.47              $(0.04)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                       2.63+               3.86               11.52+
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                               4.75+               3.89               (2.20)+
----------------------------------------------------------------------------------------------------------------------

     * For the period from the inception of the Class C shares, May 31, 2002, through July 31, 2002.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%.

See notes to financial statements.

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 7/31
                                         ENDED         ------------------------------------------------------------------------
CLASS I                                 1/31/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)

Net asset value, beginning of
period                                 $12.12           $10.15          $10.01          $10.38           $8.52           $9.58
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)              $0.40            $0.84           $1.05           $1.15           $1.13           $0.78
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       1.26             2.15            0.12           (0.18)           1.71           (1.28)
----------------------------------     ------           ------          ------          ------          ------          ------
Total from investment operations        $1.66            $2.99           $1.17           $0.97           $2.84          $(0.50)
----------------------------------     ------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income           $(0.42)          $(1.00)         $(1.03)         $(1.28)         $(0.98)         $(0.56)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                 (0.48)           (0.02)             --           (0.06)             --              --
----------------------------------     ------           ------          ------          ------          ------          ------
Total distributions declared to
shareholders                           $(0.90)          $(1.02)         $(1.03)         $(1.34)         $(0.98)         $(0.56)
----------------------------------     ------           ------          ------          ------          ------          ------
Net asset value, end of period         $12.88           $12.12          $10.15          $10.01          $10.38           $8.52
----------------------------------     ------           ------          ------          ------          ------          ------
Total return (%)                        14.05++          30.70           11.76           10.74           34.73           (4.07)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued


                                      SIX MONTHS                                   YEAR ENDED 7/31
                                         ENDED         ------------------------------------------------------------------------
CLASS I (CONTINUED)                     1/31/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                               1.16+            1.16            0.34            0.09            0.05            1.56
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              6.30+            7.23            9.62           11.34           11.64           10.15
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        107              254             364             418             338             449
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $4,155           $4,055          $1,940            $835            $180             $86
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management fees, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying
    MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement willl terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by
    MFS under the agreement have been paid by the fund. Prior to June 1, 2002 the fund paid the investment adviser a reimbursement fee not greater than 1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1,
    1999 to May 31, 2002. To the extent actual expenses were over the limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)             $0.37            $0.64           $0.03           $0.52           $0.71           $0.55
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                               1.63+            2.86            9.65            6.36            4.38            4.53
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              5.83+            5.53            0.31            5.07            7.31            7.18
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended
       July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for periods prior to August
       1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

Emerging Markets Debt Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. Foreign currency options are valued using an external pricing model approved by the Board of Trustees that uses market data from an independent pricing source. Listed options are valued at the closing price as reported by an independent pricing service on the principal exchange on which they are traded. Unlisted options are valued by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing service. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund's management on the direction of interest rates.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - The fund charges a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 days following the acquisition (either by purchase or exchange) of certain fund shares made on or after December 8, 2003. These fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended July 31, 2003 and July 31, 2002 was as follows:

                                                    7/31/03            7/31/02
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                                  $586,002           $159,947
------------------------------------------------------------------------------
  Long-term capital gain                              6,399                 --
------------------------------------------------------------------------------
Total distributions declared                       $592,401           $159,947
------------------------------------------------------------------------------

As of July 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

       Undistributed ordinary income                    $841,578
       ----------------------------------------------------------
       Undistributed long-term capital gain              171,237
       ----------------------------------------------------------
       Unrealized depreciation                          (253,789)
       ----------------------------------------------------------
       Other temporary differences                        82,789
       ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C, and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the fund. At January 31, 2004, aggregate unreimbursed expenses amounted to $34,223. The fund will not be required to reimburse MFS the $31,066 for the expenses borne under a previous agreement that expired on December 1, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

       First $2 billion                                   0.0175%
       ----------------------------------------------------------
       Next $2.5 billion                                  0.0130%
       ----------------------------------------------------------
       Next $2.5 billion                                  0.0005%
       ----------------------------------------------------------
       In excess of $7 billion                            0.0000%
       ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $34,827 for the six months ended January 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                 CLASS A    CLASS B     CLASS C

Distribution Fee                                   0.10%      0.75%       0.75%
-------------------------------------------------------------------------------
Service Fee                                        0.25%      0.25%       0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                            0.35%      1.00%       1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended January 31, 2004, amounted to:

                                                 CLASS A    CLASS B     CLASS C

Service Fee Retained by MFD                       $1,480        $47          $6
-------------------------------------------------------------------------------

The fund's distributor, MFD has voluntarily agreed to waive the 0.10% Class A distribution fee.

Fees incurred under the distribution plan during the six months ended January
31, 2004, were as follows:
                                                 CLASS A    CLASS B     CLASS C

Effective Annual Percentage Rates                  0.25%      1.00%       1.00%
-------------------------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended January 31, 2004, were as follows:
                                               CLASS A    CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed        --       $9,128     $1,123
----------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $15,406 for the six months ended January 31, 2004. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $6,601 for the six months ended January 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES            SALES

U.S. government securities                           $99,063          $99,609
-----------------------------------------------------------------------------
Investments (non-U.S. government securities)     $42,952,794      $27,725,014
-----------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                 $36,460,039
       -----------------------------------------------------------
       Gross unrealized appreciation                   $1,436,031
       -----------------------------------------------------------
       Gross unrealized depreciation                     (175,161)
       -----------------------------------------------------------
       Net unrealized appreciation                     $1,260,870
       -----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Six months ended                         Year ended
                                               1/31/04                                7/31/03
                                      SHARES             AMOUNT             SHARES              AMOUNT

CLASS A SHARES

Shares sold                            1,158,975         $14,824,814            959,106         $11,580,201
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                             59,449             745,278             13,998             163,612
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (294,500)         (3,731,758)          (307,384)         (3,810,465)
------------------------------------------------------------------------------------------------------------
Net increase                             923,924         $11,838,334            665,720          $7,933,348
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              525,647          $6,656,150            468,986          $5,702,557
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions          33,968             426,465              5,476              65,171
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (128,187)         (1,630,539)           (73,710)           (889,421)
------------------------------------------------------------------------------------------------------------
Net increase                             431,428          $5,452,076            400,752          $4,878,307
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              126,885          $1,637,288            121,149          $1,463,244
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions           5,706              71,758                778               9,421
------------------------------------------------------------------------------------------------------------
Shares reacquired                        (28,705)           (368,361)           (33,882)           (411,162)
------------------------------------------------------------------------------------------------------------
Net increase                             103,886          $1,340,685             88,045          $1,061,503
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                               54,617            $697,142            267,846          $3,134,257
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions          20,881             261,193             21,768             243,883
------------------------------------------------------------------------------------------------------------
Shares reacquired                        (87,578)         (1,096,860)          (146,173)         (1,731,666)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (12,080)          $(138,525)           143,441          $1,646,474
------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended January 31, 2004, was $194. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

----------------
SALES
----------------
                                CONTRACTS TO
                                  DELIVER/                 IN EXCHANGE       CONTRACTS     NET UNREALIZED
      SETTLEMENT DATE             RECEIVE                     FOR            AT VALUE        APPRECIATION
                                                                                            (DEPRECIATION)
            2/9/04          BRL          478,658            $168,304          $163,890          $4,414
           3/17/04          EUR           18,838              23,811            23,431             380
           2/23/04          TRL  135,943,200,000              99,066            99,854            (788)
                                                            --------          --------          ------
                                                            $291,181          $287,175          $4,006
                                                            ========          ========          ======

----------------
PURCHASES
----------------

           2/9/04-3/3/04    BRL        1,471,743            $508,666          $503,905         $(4,761)
           7/12/04          CNY        5,382,652             663,179           663,993             814
           3/18/04          EUR           47,141              59,468            58,634            (834)
           2/23/04          TRL  475,801,200,000             350,000           349,489            (511)
                                                          ----------        ----------         -------
                                                          $1,581,313        $1,576,021         $(5,292)
                                                          ==========        ==========         =======

Futures Contracts
                                                                                            UNREALIZED
                                                                                           APPRECIATION
DESCRIPTION                              EXPIRATION       CONTRACTS        POSITION       (DEPRECIATION)
U.S. Treasury Notes 5 Year Futures        March 2004          2              Short                $(1,017)
----------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year Futures       March 2004         21              Short                 (5,725)
----------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures                March 2004          2              Short                    614
----------------------------------------------------------------------------------------------------------
                                                                                                  $(6,128)
----------------------------------------------------------------------------------------------------------

At January 31, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately
$25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley), settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its allocation of brokerage commissions and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley, and relating to the effectiveness of the disclosure of such practices to the boards of trustees of the various MFS funds and in the funds' Statements of Additional Information. MFS is pursuing a possible settlement of these allegations. MFS believes that any settlement could include MFS being sanctioned and MFS' payment of compensation or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59)                     DAVID H. GUNNING(4) (born 05/30/42)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Cleveland-Cliffs Inc. (mining products and service
Executive Officer and Director                           provider), Vice Chairman/Director (since April
                                                         2001); Encinitos Ventures (private investment
ROBERT J. MANNING(2)(7) (born 10/20/63)                  company), Principal (1997 to April 2001); Lincoln
Trustee                                                  Electric Holdings, Inc. (welding equipment
Massachusetts Financial Services Company, Chief          manufacturer), Director; Southwest Gas Corporation
Executive Officer, President, Chief Investment           (natural gas distribution company), Director
Officer and Director
                                                         WILLIAM R. GUTOW (born 09/27/41)
KEVIN R. PARKE(2)(5) (born 12/14/59)                     Trustee
Trustee                                                  Private investor and real estate consultant;
Massachusetts Financial Services Company,                Capitol Entertainment Management Company (video
President, Chief Investment Officer and Director         franchise), Vice Chairman

ROBERT C. POZEN(2)(7) (born 08/08/46)                    AMY B. LANE(4) (born 02/08/53)
Trustee                                                  Trustee
Massachusetts Financial Services Company, Chairman       Retired; Merrill Lynch & Co., Inc., Managing
(since February 2004); Harvard Law School                Director, Investment Banking Group (1997 to
(education), John Olin Visiting Professor (since         February 2001); Borders Group, Inc. (book and
July 2002); Secretary of Economic Affairs, The           music retailer), Director; Federal Realty
Commonwealth of Massachusetts (January 2002 to           Investment Trust (real estate investment trust),
December 2002); Fidelity Investments, Vice               Trustee
Chairman (June 2000 to December 2001); Fidelity
Management & Research Company (investment                ABBY M. O'NEILL(3) (born 04/27/28)
adviser), President (March 1997 to July 2001); The       Trustee
Bank of New York (financial services), Director;         Private investor; Rockefeller Financial Services,
Bell Canada Enterprises (telecommunications),            Inc. (investment advisers), Chairman and Chief
Director; Telesat (satellite communications),            Executive Officer
Director.
                                                         LAWRENCE T. PERERA (born 06/23/35)
JEFFREY L. SHAMES(2)(6) (born 06/02/55)                  Trustee
Trustee                                                  Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35)
INDEPENDENT TRUSTEES                                     Trustee
J. ATWOOD IVES (born 05/01/36)                           Private investor; Harvard University Graduate
Co-Chair                                                 School of Business Administration, Class of 1961
Private investor; KeySpan Corporation (energy            Adjunct Professor in Entrepreneurship Emeritus;
related services), Director; Eastern Enterprises         CBL & Associates Properties, Inc. (real estate
(diversified services company), Chairman, Trustee        investment trust), Director
and Chief Executive Officer (until November 2000)
                                                         J. DALE SHERRATT (born 09/23/38)
WARD SMITH (born 09/13/30)                               Trustee
Co-Chair                                                 Insight Resources, Inc. (acquisition planning
Private investor                                         specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
LAWRENCE H. COHN, M.D. (born 03/11/37)                   General Partner (since 1993); Cambridge
Trustee                                                  Nutraceuticals (professional nutritional
Brigham and Women's Hospital, Chief of                   products), Chief Executive Officer (until May
Cardiac Surgery; Harvard Medical School,                 2001)
Professor of Surgery
                                                         ELAINE R. SMITH (born 04/25/46)
                                                         Trustee
                                                         Independent health care industry consultant

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Resigned on February 13, 2004.
(7) Appointed Trustee on February 24, 2004.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN(2) (born 09/12/59)                        RICHARD M. HISEY (born 08/29/58)
Trustee and President                                    Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Senior
Executive Officer and Director                           Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JAMES R. BORDEWICK, JR. (born 03/06/59)                  July 2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer (prior to September 2000); Lexington
Vice President and Associate General Counsel             Funds, Treasurer (prior to September 2000)

STEPHEN E. CAVAN(4) (born 11/06/53)                      ROBERT J. MANNING(3) (born 10/20/63)
Secretary and Clerk                                      President
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Chief
Vice President, General Counsel and Secretary            Executive Officer, President, Chief Investment
                                                         Officer and Director
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services
Harriman & Co., Senior Vice President (November          Company,
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)                                 JAMES O. YOST (born 06/12/60)
                                                         Assistant Treasurer
ROBERT R. FLAHERTY (born 09/18/63)                       Massachusetts Financial Services Company, Senior
Assistant Treasurer                                      Vice President
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as a Trustee of the Trust continually since originally appointed until February 13,
2004. Messrs. Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Mr. Gutow has served as a Trustee of the Trust since
August 1, 2001. Messrs. Cohn, Sherratt and Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees of the Trust since
February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       PORTFOLIO MANAGERS
Massachusetts Financial Services Company                 Mark E. Dow(1)
500 Boylston Street, Boston, MA                          Matthew W. Ryan(1)
02116-3741
                                                         CUSTODIAN
DISTRIBUTOR                                              State Street Bank and Trust Company
MFS Fund Distributors, Inc.                              225 Franklin Street, Boston, MA
500 Boylston Street, Boston, MA                          02110
02116-3741

(1) MFS Investment Management
(2) Resigned on February 6, 2004.
(3) Appointed President on February 6, 2004.
(4) Resigned March 15, 2004.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. The prospectus contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees and charges involved, as well as other information about the fund. You should consider this information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                               EMD-SEM-3/04 7M

ITEM 2.  CODE OF ETHICS.

No matters to report. [Applicable for semi-annual reports if the registrant has amended the code of ethics during the period covered by the report or has granted a waiver, including an implicit waiver, from a provision of the code of ethics.]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No matters to report.


ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) An amendment to the code of ethics, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: No applicable.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) MFS SERIES TRUST X

By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------------------
                           Robert J. Manning, President

Date:   March 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date:  March 19, 2004


By (Signature and Title)*  RICHARD M. HISEY
                           -----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  March 19, 2004


* Print name and title of each signing officer under his or her signature.